UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05010
THE HUNTINGTON FUNDS (Exact name of registrant as specified in charter)
2960 North Meridian Street, Suite 300 Attn: Huntington Funds Officer
Indianapolis, IN 46208 (Address of principal executive offices) (Zip code)
Ronald J. Corn, Esq. The Huntington National Bank 41 South High Street Columbus, Ohio 43287 (Name and address of agent for service)

Copies to: David C. Mahaffey, Esq. Sullivan & Worcester 1666 K Street, N.W. Washington, DC 20006
Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments.

Huntington Tax-Free Money Market Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Municipal Bonds—85.5%
Alabama— 0.5%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC - SunTrust Bank), 0.600%, 9/1/15 (a)	$400,000

Colorado— 1.5%
350,000	Colorado Housing & Finance Authority, Series B, (Fannie Mae Ins.), 0.280%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, Series E, (Fannie Mae Ins.), 0.280%, 10/15/16 (a)	350,000
500,000	Colorado Housing & Finance Authority, Series H, (Fannie Mae Ins.), 0.280%, 10/15/16 (a)	500,000

		1,200,000

Connecticut— 0.1%
100,000	Farmington, CT, G.O., 3.250%, 2/15/11	102,098

Florida— 24.7%
900,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Bank of America N.A.), 0.290%, 4/1/20 (a)	900,000
100,000	Broward County, FL, Educational Facilities Authority Revenue, (LOC - Citibank N.A.), 0.270%, 11/1/31 (a)	100,000
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.280%, 12/1/29 (a)	500,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.320%, 7/1/21 (a)	2,990,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (AGM Ins.), 0.320%, 10/1/21 (a)	85,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC - U.S. Bank N.A.), 0.290%, 7/1/25 (a)	550,000
300,000	Florida State Board of Education, G.O., Series B, 4.000%, 6/1/10	301,489
1,390,000	Florida State Department Environmental Protection Preservation Revenue, Series B, (National Reinsurance), 5.000%, 7/1/10	1,402,697
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins.), 0.280%, 8/1/11 (a)	1,580,000
385,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 4.000%, 7/1/10	386,890
2,500,000	Florida Hurricane Catastrophe Fund Finance Corp., Revenue, Series A, 5.000%, 7/1/10	2,516,847
1,900,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.290%, 7/1/27 (a)	1,900,000
330,000	Hernando County, FL, Revenue, Agc: Assured Guaranty Corp., 2.000%, 2/1/11	332,725
600,000	Miami-Dade County, FL, Industrial Development Authority Revenue, (LOC - Bank of America N.A.), 0.450%, 6/1/22 (a)	600,000
900,000	North Broward, FL, Hospital District Revenue, (MBIA Ins. LOC - Wachovia Bank N.A.), 0.240%, 1/15/27 (a)	900,000
500,000	Orange County, FL, School Board, Certificate Participation, Series E, (LOC - Wachovia Bank N.A.), 0.300%, 8/1/22 (a)	500,000
200,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.340%, 5/1/25 (a)	200,000
1,050,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.340%, 3/1/30 (a)	1,050,000
700,000	Palm Beach County, FL, Revenue, (LOC - Northern Trust Co.), 0.350%, 11/1/36 (a)	700,000
500,000	Pinellas County, FL, Health Facility Authority Revenue, Series B-2, (AGM Ins.), 0.310%, 11/15/33 (a)	500,000
1,000,000	University South Florida Research Foundation, Inc., Revenue, (LOC - Bank of America N.A.), 0.360%, 8/1/34 (a)	1,000,000
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.280%, 1/15/32 (a)	1,100,000

		20,095,648

Georgia— 1.3%
1,075,000	De Kalb County, GA, Hospital Authority Revenue, Series B, (AGM Ins.), 0.330%, 9/1/31 (a)	1,075,000

Illinois— 0.6%
400,000	Kane, Cook & Du Page Counties, IL, School District, G.O., 2.000%, 1/1/11	403,880
100,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Series A, (National Reinsurance), 5.250%, 6/15/10	100,824

		504,704

Indiana— 1.0%
800,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC - U.S. Bank N.A.), 0.290%, 10/1/24 (a)	800,000

Michigan— 0.9%
300,000	Charles Stewart Mott Community College, MI, G.O., (Assured Guaranty), 3.000%, 5/1/10	300,432
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC - Landesbank Hessen-Thuringen), 0.300%, 5/1/30 (a)	450,000

		750,432

Missouri— 0.9%
$700,000	Missouri State Health & Educational Facilities Authority Revenue, St Louis University, Series A-2, (LOC - Wells Fargo Bank N.A.), 0.270%, 10/1/35 (a)	700,000

New Hampshire— 1.4%
1,130,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA - JPMorgan Chase Bank), 0.290%, 7/1/33 (a)	1,130,000

New York— 11.9%
3,940,000	Elmira City, NY, School District, G.O., (State Aid Withholding), 1.000%, 6/30/10	3,944,023
1,000,000	Nassau County, NY, Industrial Development Agency, Civic Facility Revenue, Series A-F, (SPA - JPMorgan Chase & Co.), 0.270%, 1/1/42 (a)	1,000,000
2,000,000	Rockland County, NY, G.O., TAN, 1.500%, 3/9/11	2,013,928
900,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (AGM Ins. SPA - JPMorgan Chase Bank), 0.300%, 1/1/19 (a)	900,000
1,815,000	Wyandanch Union Free School District, NY, G.O., TAN, (State Aid Withholding), 2.500%, 6/25/10	1,819,948

		9,677,899

North Carolina— 4.8%
1,400,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC - Wells Fargo Bank N.A.), 0.270%, 1/15/45 (a)	1,400,000
1,000,000	Guilford County, NC, G.O., (SPA - Bank of America N.A.), 0.280%, 10/1/22 (a)	1,000,000
500,000	New Hanover County, NC, Hospital Revenue, Series A-1, (AGM Ins. SPA - Wachovia Bank N.A.), 0.290%, 10/1/23 (a)	500,000
495,000	New Hanover County, NC, Hospital Revenue, Series B-1, (AGM Ins.), 0.290%, 10/1/26 (a)	495,000
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC - Wachovia Bank N.A.), 0.320%, 5/1/27 (a)	500,000

		3,895,000

Ohio— 17.2%
2,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	2,004,718
420,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/37 (a)	420,000
1,000,000	Canal Winchester, OH, Local School District, G.O., Series A, 2.500%, 11/23/10	1,006,367
200,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.290%, 3/1/34 (a)	200,000
2,347,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	2,347,287
1,630,000	Elgin, OH, Local School District, G.O., BAN, 3.750%, 5/27/10	1,637,839
210,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.270%, 12/1/21 (a)	210,000
520,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	520,000
360,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	360,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.290%, 6/1/19 (a)	115,000
560,000	Mayfield, OH, City School District, School Improvements, G.O., BAN, 3.125%, 6/10/10	561,457
400,000	Miamisburg, OH, Refuse Equipment, G.O., BAN, 2.500%, 7/14/10	400,840
1,200,000	Teays Valley, OH, Local School District, G.O., BAN, 1.625%, 2/25/11	1,208,875
2,000,000	Toledo, OH, Capital Improvement, G.O., BAN, Series 2, 3.250%, 5/27/10	2,001,512
1,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	1,002,488

		13,996,383

Pennsylvania— 2.5%
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA - JPMorgan Chase Bank), 0.300%, 9/1/33 (a)	2,000,000

South Carolina— 4.6%
3,700,000	North Charleston, SC, Tax Increment Revenue, (SPA - Bank of America N.A.), 0.330%, 12/1/18 (a)	3,700,000

Tennessee— 2.0%
1,625,000	Jackson, TN, Health Educational & Housing Facilities Board Multifamily Revenue, (Fannie Mae Ins.), 0.280%, 5/15/31 (a)	1,625,000

Texas— 2.6%
900,000	Katy, TX, Independent School District, G.O., (PSF-GTD), 0.290%, 8/15/33 (a)	900,000
100,000	Texas State Public Financing Authority, G.O., 5.000%, 10/1/10	102,278
1,110,000	Travis County, TX, Housing Finance Corp. Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.280%, 2/15/34 (a)	1,110,000

		2,112,278

Virginia— 0.9%
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.280%, 10/15/32 (a)	725,000

Washington— 0.3%
280,000	Washington State University Revenue, 3.000%, 4/1/10	280,000

West Virginia— 4.2%
3,085,000	Weirton, WV, Municipal Hospital Building, Commission Hospital Revenue, (LOC - PNC Bank N.A.), 0.290%, 12/1/31 (a)	3,085,000
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA - PNC Bank N.A.), 0.260%, 7/1/17 (a)	300,000

		3,385,000

Wisconsin— 1.6%
1,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series B, (LOC U.S. Bank N.A), 0.320%, 12/1/26 (a)	1,300,000

Total Municipal Bonds (Cost $69,454,442)		69,454,442

Cash Equivalents—7.3%
2,109,809	Fidelity Institutional Tax-Exempt Portfolio, 0.110% (b)	2,109,809
3,800,000	Merrill Lynch Institutional Tax-Exempt Fund, 0.250% (b)	3,800,000

Total Cash Equivalents (Cost $5,909,809)		5,909,809

Total Investments (Cost $75,364,251) — 92.8%		75,364,251

Other Assets in Excess of Liabilities — 7.2%		5,821,155

Net Assets — 100.0%		$81,185,406

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
AGM	Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Note
G.O.	General Obligation
GTD	Guaranteed
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PSF-GTD	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SPA	Standby Purchase Agreement
TAN	Tax Anticipation Note
  See Notes to Portfolio of Investments.

Huntington Money Market Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—16.0%
Consumer Discretionary— 0.4%
$2,000,000	Procter & Gamble International Funding SCA, 0.259%, 5/7/10 (a)	$2,000,000

Financials— 13.5%
4,500,000	Citigroup, Inc., 0.804%, 12/9/10 (a)	4,519,080
5,000,000	Countrywide Financial Corp., Series A, 4.500%, 6/15/10	5,041,507
5,000,000	General Electric Capital Corp., 0.310%, 5/10/10 (a)	4,999,350
10,000,000	Goldman Sachs Group, Inc., 1.028%, 12/5/11 (a)	10,138,043
10,000,000	International Bank for Reconstruction & Development, 0.180%, 5/10/10 (b)	9,998,050
5,000,000	JPMorgan Chase & Co., Series C, 0.289%, 5/7/10 (a)	4,999,940
5,000,000	Morgan Stanley, 4.250%, 5/15/10	5,022,659
7,000,000	Morgan Stanley, 2.900%, 12/1/10	7,114,039
7,000,000	SunTrust Banks, Inc., 0.907%, 12/16/10 (a)	7,042,451
5,000,000	Wachovia Bank N.A., 1.150%, 5/14/10 (a)	5,003,926

		63,879,045

Health Care— 1.1%
5,000,000	GlaxoSmithKline Capital, Inc., 0.875%, 5/13/10 (a)	5,004,044

Technology— 1.0%
5,000,000	Hewlett-Packard Co., 0.317%, 6/15/10 (a)	5,001,547

Total Corporate Bonds (Cost $75,884,636)		75,884,636

U.S. Government Agencies—25.1%
Federal Farm Credit Bank –— 4.3%
5,000,000	0.560%, 7/1/10	5,000,545
10,000,000	0.647%, 11/24/10(a)	10,017,728
5,000,000	0.210%, 1/4/11(a)	5,000,456

		20,018,729

Federal Home Loan Bank –— 15.6%
5,000,000	0.600%, 6/25/10	5,000,616
10,000,000	0.350%, 10/13/10(a)	10,000,000
4,000,000	0.480%, 10/25/10	4,002,159
10,000,000	0.500%, 10/25/10	9,999,680
5,000,000	0.400%, 12/28/10	5,000,000
10,000,000	0.200%, 1/26/11(c)	10,000,000
10,000,000	0.570%, 4/13/11	9,998,533
10,000,000	0.360%, 5/20/11(a)	10,000,000
10,000,000	0.354%, 9/28/11(a)	10,000,000

		74,000,988

Federal Home Loan Mortgage Corporation –— 5.2%
5,000,000	0.151%, 7/12/10(a)	5,000,133
10,000,000	0.240%, 8/11/10(b)	9,991,200
10,000,000	0.150%, 11/9/11(a)	9,996,738

		24,988,071

Total U.S. Government Agencies (Cost $119,007,788)		119,007,788

Municipal Bonds—17.8%
Kentucky— 2.0%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, LOC - Bank of America N.A., 0.350%, 5/1/31 (a)	9,600,000

Massachusetts— 1.1%
5,000,000	University Massachusetts Building Authority Revenue, Series 4, ST GTD, SPA - Bank of America N.A., 0.290%, 11/1/34 (a)	5,000,000

New York— 2.3%
5,000,000	New York Long Island Power Authority Electric Systems Revenue, Series D, AGM Ins. SPA - Dexia Credit Local, 0.300%, 12/1/29 (a)	5,000,000
6,000,000	New York State Local Government Assistance Corporation, Series B, GO of Corp., SPA - JPMorgan Chase Bank, 0.270%, 4/1/21 (a)	6,000,000

		11,000,000

North Carolina— 3.1%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, SPA- Wachovia Bank N.A., 0.300%, 6/1/21 (a)	5,000,000
4,900,000	North Carolina Capital Facilities Finance Agency Educational Facilities Revenue, LOC - Branch Banking & Trust, 0.280%, 10/1/34 (a)	4,900,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, SPA-Branch Banking & Trust, 0.300%, 6/1/30 (a)	5,000,000

		14,900,000

Ohio— 5.3%
10,000,000	Franklin County, OH, Hospital Revenue, Series A, SPA - JPMorgan Chase Bank, 0.290%, 11/15/33 (a)	10,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, SPA - Citibank N.A., 0.300%, 9/1/36 (a)	15,000,000

		25,000,000

Texas— 4.0%
6,000,000	Houston, TX, Independent School District, G.O., PSF-GTD, SPA - Bank of America N.A., 0.270%, 6/15/31 (a)	6,000,000
5,000,000	Houston, TX, Utility System Revenue, LOC - Bank of America N.A., Bank of New York, Dexia Credit Local, State Street B&T Co., 0.270%, 5/15/34 (a)	5,000,000
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, LOC - Citibank N.A., 0.340%, 5/1/40 (a)	8,000,000

		19,000,000

Total Municipal Bonds (Cost $84,500,000)		84,500,000

Commercial Papers—1.1%
5,000,000	Honeywell International, Inc., 0.00%, 9/21/10 (b)	4,992,071

Total Commercial Papers (Cost $4,992,071)		4,992,071

Certificates of Deposit—15.1%
250,000	Bank of India, NY, 0.850%, 4/14/10	250,000
15,000,000	Bank of Nova Scotia, 0.900%, 6/4/10	15,016,475
25,000,000	BNP Paribas NY, 0.260%, 7/29/10	25,000,000
250,000	Community Banks of Colorado, 0.700%, 4/26/10	250,000
250,000	Doral Bank, 0.800%, 5/7/10	250,000
250,000	Enerbank USA, 0.650%, 4/22/10	250,000
250,000	MidFirst Bank, 0.550%, 4/22/10	250,000
250,000	Sound Banking Co., 0.550%, 5/14/10	250,000
15,000,000	Standard Chartered Bank, 0.380%, 7/21/10	15,000,000
15,000,000	UBS AG, 0.340%, 7/8/10	15,000,000
250,000	Union Bank, 1.000%, 5/17/10	250,000

Total Certificates of Deposit (Cost $71,766,475)		71,766,475

Cash Equivalents—17.9%
37,500,000	Federated Prime Cash Obligation Fund, 0.120% (a)	37,500,000
37,500,000	Fidelity Institutional Money Market Portfolio, 0.240% (a)	37,500,000
10,000,000	Meeder Institutional Money Market Fund, 0.280% (a)	10,000,000

Total Cash Equivalents (Cost $85,000,000)		85,000,000

Time Deposits—4.2%
$5,000,000	Citi Nassau Euro, 0.120%, 4/1/10	5,000,000
15,000,000	JPM Nassau, 0.100%, 4/1/10	15,000,000

Total Time Deposits (Cost $20,000,000)		20,000,000

Repurchase Agreements—2.7%
12,959,400	Morgan Stanley Dean Witter & Co., 0.010%, dated 3/31/10, due 4/1/10, repurchase price $12,959,404 (Fully collateralized by FHLMC, 2.100%, 10/5/12)	12,959,400

Total Repurchase Agreements (Cost $12,959,400)		12,959,400

Total Investments (Cost $474,110,370) — 99.9%		474,110,370

Other Assets in Excess of Liabilities — 0.1%		368,042

Net Assets — 100.0%		$474,478,412

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Rate represents the effective yield at purchase.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2010.
AGM	Assured Guaranty Municipal Corp.
AMT	Subject to alternative minimum tax
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
GTD	Guaranteed
Ins.	Insured
LOC	Letter of Credit
MTN	Medium Term Note
PSF-GTD	Public School Fund Guaranteed
SPA	Standby Purchase Agreement

  See Notes to Portfolio of Investments.

Huntington Ohio Municipal Money Market Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Municipal Bonds—99.6%
Ohio— 93.3%
$1,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	$1,002,359
2,500,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC - Bank of America N.A.), 0.300%, 10/1/31 (a)	2,500,000
700,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC - JPMorgan Chase Bank), 0.290%, 10/1/31 (a)	700,000
3,850,000	Ashland, OH, G.O., (Various Purposes), 1.750%, 10/7/10	3,864,793
550,000	Barberton, OH, Street Improvement, G.O., BAN, 2.250%, 11/10/10	552,480
3,000,000	Bellefontaine, OH, City School District, School Facilities Construction & Improvement, G.O., BAN, 1.000%, 12/15/10	3,010,529
170,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank N.A.), 0.290%, 6/1/35 (a)	170,000
4,995,000	Butler County, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/37 (a)	4,995,000
2,000,000	Cincinnati, OH, City School District, School Improvement, G.O., BAN, 1.750%, 5/26/10	2,001,339
700,000	Cleveland, OH, Cuyahoga County Port Authority Cultural Facility Revenue, Series D, (SPA - JPMorgan Chase Bank), 0.280%, 10/1/40 (a)	700,000
1,220,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 1/1/37 (a)	1,220,000
400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 1/1/37 (a)	400,000
250,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/10	250,890
150,000	Cleveland, OH, Waterworks Revenue , Series P, 4.000%, 1/1/11	153,714
2,470,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 0.290%, 7/1/35 (a)	2,470,000
750,000	Columbus, OH, G.O., (Various Purposes), Series B, 4.000%, 7/1/10	756,651
2,995,000	Columbus, OH, G.O., Series 1, 0.290%, 12/1/26 (a)	2,995,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC - U.S. Bank N.A.), 0.290%, 12/1/36 (a)	590,000
225,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.290%, 1/1/30 (a)	225,000
6,450,000	Columbus, OH, Regional Airport Authority Revenue, Series A, (LOC - U.S. Bank N.A.), 0.290%, 3/1/34 (a)	6,450,000
500,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC - Bank One Chicago N.A.), 0.300%, 3/1/19 (a)	500,000
1,900,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC - National City Bank), 0.290%, 11/1/25 (a)	1,900,000
1,000,000	Cuyahoga County, OH, Hospital Revenue, (LOC - Key Bank N.A.), 0.270%, 3/1/33 (a)	1,000,000
1,700,000	Defiance, OH, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,700,268
600,000	Delaware County, OH, Port Authority, Economic Development Revenue, (The Columbus Zoological Park Association, Inc.), (LOC - JPMorgan Chase Bank), 0.280%, 8/1/18 (a)	600,000
200,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 2.000%, 12/1/10	201,667
2,000,000	East Knox, OH, Local School District Howard, School Facilities Construction, G.O., BAN, 1.625%, 2/24/11	2,014,746
125,000	Eastwood, OH, Local School District, School Improvement, G.O., (Student Credit Program), 2.000%, 12/1/10	125,908
3,000,000	Edgewood, OH, City School District, School Improvement, G.O., BAN, Series C, 1.750%, 11/30/10	3,014,820
1,500,000	Erie County, OH, G.O., BAN, 1.250%, 11/9/10	1,505,251
755,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.270%, 12/1/11 (a)	755,000
3,780,000	Franklin County, OH, Hospital Revenue, (LOC - Citibank N.A.), 0.270%, 12/1/20 (a)	3,780,000
100,000	Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series A, (SPA - JPMorgan Chase Bank), 1.500%, 11/1/10	100,278
1,605,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 0.270%, 12/1/21 (a)	1,605,000
1,065,000	Franklin County, OH, Industrial Development Revenue, (LOC - Bank One Columbus N.A.), 0.220%, 11/1/14 (a)	1,065,000
3,000,000	Geauga County, OH, G.O, BAN, 1.500%, 8/19/10	3,005,696
935,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	935,000
2,090,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC - Bank One Columbus N.A.), 0.280%, 7/1/23 (a)	2,090,000
270,000	Greene County, OH, Revenue, (LOC - Bank of America N.A.), 0.450%, 1/1/11 (a)	270,000
2,470,000	Hamilton County, OH, Economic Development Revenue, Samuel W Bell Home for Sightless, Inc. Project, (LOC - U.S. Bank N.A.), 0.300%, 4/1/22 (a)	2,470,000
5,430,000	Hamilton County, OH, Health Care Facilities Revenue, Hilltop Health Facilities, (LOC - Bank of America N.A.), 0.290%, 6/1/22 (a)	5,430,000
3,465,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - U.S. Bank N.A.), 0.290%, 5/15/28 (a)	3,465,000
2,080,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC - JPMorgan Chase Bank), 0.290%, 5/15/28 (a)	2,080,000
170,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A, (LOC - U.S. Bank N.A.), 0.290%, 6/1/19 (a)	170,000
3,785,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JPMorgan Chase Bank), 0.270%, 6/1/27 (a)	3,785,000
4,125,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank N.A.), 0.290%, 12/1/26 (a)	4,125,000
2,500,000	Harrison, OH, Wastewater System Improvement, G.O., BAN, 1.500%, 12/9/10	2,510,263
500,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC - National City Bank), 0.290%, 12/1/27 (a)	500,000
7,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC - Bank of America N.A.), 0.270%, 5/1/32 (a)	7,000,000
1,000,000	Lake County, OH, Service Building, G.O., BAN, 1.000%, 10/6/10	1,002,840
1,650,000	Lima, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 4/1/37 (a)	1,650,000
725,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC - JPMorgan Chase & Co.), 0.310%, 6/1/33 (a)	725,000
455,000	Lockland, OH, G.O., BAN (Various Purposes), 2.100%, 3/16/11	459,738
2,250,000	Lorain County, OH, Highway Improvement, G.O., BAN, 1.500%, 3/21/11	2,269,956
2,290,000	Loveland, OH, G.O., BAN (Various Purposes), 1.750%, 2/23/11	2,313,503
4,800,000	Lucas County, OH, Hospital Revenue, ProMedica Healthcare, Series A, (LOC - UBS AG), 0.250%, 11/15/34 (a)	4,800,000
2,150,000	Mahoning County, OH, G.O., BAN (Various Purposes), 2.000%, 11/16/10	2,159,985
1,500,000	Maple Heights, OH, City School District, G.O., BAN (Various Purposes), 2.250%, 4/14/10	1,500,131
1,775,000	Mason, OH, Storm Water Improvement, G.O., BAN, 1.500%, 6/30/10	1,778,629
1,000,000	Miami County, OH, G.O., BAN, 1.250%, 5/14/10	1,000,591
165,000	Mid-East, OH, Career & Technology Centers, COP, 2.500%, 12/1/10	166,420
100,000	Middletown, OH, Development Revenue, Bishop Fenwick High School Project, (LOC - JPMorgan Chase Bank), 0.270%, 8/1/33 (a)	100,000
8,000,000	Montgomery County, OH, Hospital Revenue, Series B, (AGM Ins.), 0.300%, 8/1/47 (a)	8,000,000
200,000	Mount Vernon, OH, Waterworks Revenue, (Assured Guaranty), 3.000%, 12/1/10	202,921
3,400,000	Napoleon, OH, G.O., BAN, 2.500%, 7/21/10	3,410,185
4,116,000	Norton, OH, G.O., BAN (Various Purposes), 1.625%, 9/2/10	4,131,011
1,400,000	Norton, OH, Street Improvement, G.O., BAN, 2.250%, 6/30/10	1,401,695
400,000	Ohio Housing Finance Agency Multifamily Revenue, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.350%, 11/15/32 (a)	400,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC - Barclays Bank PLC), 0.270%, 1/1/34 (a)	400,000
1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 0.300%, 11/1/25 (a)	1,125,000
5,000,000	Ohio State Higher Education, (LOC - Bank of America N.A.), 0.310%, 12/1/44 (a)	5,000,000
205,000	Ohio State Higher Education Facilities Commission Revenue, (Various Higher Educational - Pooled Financing), (LOC - Fifth Third Bank), 0.700%, 9/1/24 (a)	205,000
2,590,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - U.S. Bank N.A.), 0.280%, 11/1/30 (a)	2,590,000
105,000	Ohio State Higher Educational Facilities Revenue, (Various - Pooled Financing), Series B, (LOC - Fifth Third Bank), 0.440%, 11/1/28 (a)	105,000
800,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC - JPMorgan Chase Bank), 0.290%, 12/1/24 (a)	800,000
1,355,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC - U.S. Bank N.A.), 0.280%, 5/1/15 (a)	1,355,000
7,200,000	Ohio State Higher Educational Facility Commission Revenue, (Various Hospital - Cleveland Clinic Health System), Series B-4, 0.280%, 1/1/43 (a)	7,200,000
200,000	Ohio State Higher Educational Facility Revenue, (Case Western Reserve), Series B-1, (LOC - Bank of America N.A.), 0.360%, 12/1/44 (a)	200,000
200,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/17 (a)	200,000
3,550,000	Ohio State University General Receipts Revenue, (Various), (AGM Ins.), 0.400%, 12/1/26 (a)	3,550,000
860,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/27 (a)	860,000
425,000	Ohio State University, G.O., Series B, 0.250%, 3/15/25 (a)	425,000
200,000	Ohio State University, G.O., Series B, 0.250%, 6/1/35 (a)	200,000
5,350,000	Ohio State University, G.O., Series D, 0.300%, 2/1/19 (a)	5,350,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.250%, 8/1/21 (a)	65,000
3,750,000	Ohio State University, Infrastructure Improvements, G.O., Series B, 0.300%, 8/1/17 (a)	3,750,000
6,555,000	Ohio State University, School Improvements, G.O., Series A, 0.250%, 3/15/25 (a)	6,555,000
5,025,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.270%, 12/1/18 (a)	5,025,000
3,150,000	Ohio State Water Development Authority Revenue, Series B, (LOC - Wachovia Bank N.A.), 0.300%, 12/1/33 (a)	3,150,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC - JPMorgan Chase Bank), 0.270%, 11/1/30 (a)	700,000
4,555,000	Port of Greater Cincinnati, OH, Development Authority Revenue, (LOC - JPMorgan Chase Bank), 0.270%, 4/1/38 (a)	4,555,000
1,220,000	Salem, OH, Hospital Revenue, (LOC - JPMorgan Chase Bank), 0.300%, 9/1/35 (a)	1,220,000
1,175,000	Solon, OH, G.O., BAN (Various Purposes), 1.125%, 11/18/10	1,177,766
1,250,000	Springfield, OH, Local School District, School Improvement, G.O., BAN, 2.250%, 12/15/10	1,263,591
2,845,000	Summit County, OH, Port Authority Revenue, (LOC - Fifth Third Bank), 0.450%, 11/1/36 (a)	2,845,000
1,900,000	Tallmadge, OH, Recreational Improvement, G.O., BAN, 2.000%, 6/2/10	1,902,712
4,000,000	Toledo, OH, Capital Improvement, G.O., BAN, Series 2, 3.250%, 5/27/10	4,003,025
2,210,000	Trumbull County, OH, G.O., BAN (Various Purposes), Series B, 1.750%, 9/21/10	2,220,342
6,000,000	Union Township, OH, G.O., BAN (Various Purposes), 1.250%, 9/14/10	6,014,926
6,345,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA - Dexia Credit Local), 0.320%, 1/1/29 (a)	6,345,000
3,410,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA - Dexia Credit Local), 0.320%, 1/1/29 (a)	3,410,000
1,275,000	University of Cincinnati, OH, General Receipts Revenue, (Various), Series F, (LOC Bayerische Landesbank), 0.420%, 6/1/34 (a)	1,275,000
2,000,000	University of Cincinnati, OH, General Receipts Revenue, BAN, Series A, 1.500%, 5/12/10	2,000,000
2,100,000	University of Toledo, OH, General Receipts Revenue, (Various), Series B, (LOC - JPMorgan Chase & Co.), 0.320%, 6/1/32 (a)	2,100,000
1,000,000	Wapakoneta, OH, City School District, School Improvement, G.O., BAN, 1.850%, 5/25/10	1,000,947
877,000	Washington County, OH, Hospital Revenue, (AGM Ins. SPA - Bank One N.A.), 0.350%, 12/1/33 (a)	877,000
3,800,000	Wooster, OH, Industrial Development Revenue, 0.400%, 12/1/10 (a)	3,800,000

		225,004,566

Puerto Rico— 6.3%
5,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Revenue, Series 2601, (Assured Guaranty), 0.290%, 7/1/47 (a)	5,000,000
2,050,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series 2148, (AGC-ICC CIFG Ins.), 0.390%, 7/1/41 (a)	2,050,000
160,000	Puerto Rico Commonwealth Highway & Transportation Authority Revenue, Series DCL 008, (AGM Ins. LOC - Dexia Credit Local), 0.390%, 7/1/30 (a)	160,000
2,000,000	Puerto Rico Commonwealth, G.O., (AGM Ins.), 0.330%, 7/1/18 (a)	2,000,000
5,000,000	Puerto Rico Commonwealth, G.O., Series A-9, (LOC - Wachovia Bank N.A.), 0.230%, 7/1/34 (a)	5,000,000
950,000	Puerto Rico Commonwealth, G.O., Series B-1, (AGM Ins.), 0.330%, 7/1/21 (a)	950,000

		15,160,000

Total Municipal Bonds (Cost $240,164,566)		240,164,566

Cash Equivalents—0.6%
1,569,390	Fidelity Institutional Tax-Exempt Portfolio, 0.080% (b)	1,569,390

Total Cash Equivalents (Cost $1,569,390)		1,569,390

Total Investments (Cost $241,733,956) — 100.2%		241,733,956

Liabilities in Excess of Other Assets — (0.2)%		(533,941)

Net Assets — 100.0%		$241,200,015

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
AGC	Assured Guaranty Corp
AGC-ICC	AGC Insured Custody Certificates
AGM	Assured Guaranty Municipal Corp.
BAN	Bond Anticipation Note
CIFG	Capitalized Interest Financial Guaranty
COP	Certificate of Participation
G.O.	General Obligation
Ins.	Insured
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
PLC	Public Liability Co.
SPA	Standby Purchase Agreement

See Notes to Portfolio of Investments.

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations—65.4%
U.S. Treasury Bills –— 60.2%(a)
$18,000,000	0.176%, 4/1/10	$18,000,000
10,000,000	0.141%, 4/8/10	9,999,727
10,000,000	0.135%, 4/15/10	9,999,475
25,000,000	0.150%(a), 4/19/10	24,998,125
45,000,000	0.163%, 4/22/10	44,996,938
10,000,000	0.155%, 4/29/10	9,998,792
10,564,500	0.165%, 5/13/10	10,562,466
6,234,000	0.164%, 5/20/10	6,232,607
12,602,000	0.255%, 6/10/10	12,597,099
25,000,000	0.165%, 6/17/10	24,989,541
15,000,000	0.168%, 8/12/10	14,990,745
10,000,000	0.185%, 8/19/10	9,992,805
20,000,000	0.207%, 8/26/10	19,984,422
5,000,000	0.205%, 9/9/10	4,995,416
5,000,000	0.240%, 9/16/10	4,994,400
5,000,000	0.240%, 9/23/10	4,994,167

		207,328,600

U.S. Treasury Bond —2.6%
10,000,000	3.875%, 7/15/10	10,104,567

U.S. Treasury Note —2.6%
10,000,000	2.375%, 8/31/10	10,085,352

Total U.S. Treasury Obligations (Cost $252,516,644)		252,516,644

Repurchase Agreements—43.7%
50,000,000	Bank of America, 0.080%, dated 3/26/10, due 4/1/10, repurchase price $ 50,000,667 (Fully collateralized by U.S. Treasury Bond, 0.875%, 12/31/10)	50,000,000
50,000,000	Credit Suisse First Boston Securities, 0.100%, dated 3/25/10, due 4/1/10, repurchase price $ 50,000,972 (Fully collateralized by U.S. Treasury Bond, 2.500%, 07/15/16)	50,000,000
10,000,000	Credit Suisse Securities, 0.010%, dated 3/31/10, due 4/5/10, repurchase price $ 10,000,014 (Fully collateralized by U.S. Treasury Bond, 4.250%, 08/15/19)	10,000,000
25,000,000	Goldman Sachs, 0.050%, dated 3/30/10, due 4/6/10, repurchase price $ 25,000,243 (Fully collateralized by U.S. Treasury Bond, 2.750%, 10/31/13)	25,000,000
33,383,700	Morgan Stanley, 0.000%, dated 3/31/10, due 4/1/10, repurchase price $ 33,383,700 (Fully collateralized by U.S. Treasury Bond, 3.625%, 8/15/19)	33,383,700

Total Repurchase Agreements (Cost $168,383,700)		168,383,700

Total Investments (Cost $420,900,344) — 109.1%		420,900,344

Liabilities in Excess of Other Assets — (9.1)%		(34,939,014)

Net Assets — 100.0%		$385,961,330

(a)	Rate represents the effective yield at purchase.

See Notes to Portfolio of Investments.

Huntington Dividend Capture Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—71.1%
Consumer Discretionary— 6.0%
32,000	Comcast Corp., Class A	$602,240
18,000	J.C. Penney Co., Inc.	579,060
64,000	Newell Rubbermaid, Inc.	972,800
17,500	The TJX Cos., Inc.	744,100
5,000	The Walt Disney Co.	174,550
40,500	Time Warner, Inc.	1,266,435
14,000	V.F. Corp.	1,122,100

		5,461,285

Consumer Staples— 7.9%
43,000	Archer-Daniels-Midland Co.	1,242,700
43,000	Avon Products, Inc.	1,456,410
17,500	General Mills, Inc.	1,238,825
13,500	Kimberly-Clark Corp.	848,880
25,000	Reynolds American, Inc.	1,349,500
17,000	The J.M. Smucker Co.	1,024,420

		7,160,735

Energy— 7.1%
16,000	Chevron Texaco Corp.	1,213,280
21,500	ConocoPhillips	1,100,155
24,000	Eni SpA ADR	1,126,320
21,000	Exxon Mobil Corp.	1,406,580
17,000	Halliburton Co.	512,210
25,500	Spectra Energy Corp.	574,515
39,500	Tesoro Corp.	549,050

		6,482,110

Financials— 13.0%
20,500	Aflac, Inc.	1,112,945
47,500	American Financial Group, Inc.	1,351,375
7,000	Annaly Capital Management, Inc.	120,260
24,000	Chubb Corp.	1,244,400
24,000	Delphi Financial Group, Inc., Class A	603,840
14,000	Everest Re Group Ltd.	1,133,020
24,000	Federated Investors, Inc., Class B	633,120
7,000	JPMorgan Chase & Co.	313,250
14,200	M&T Bank Corp. (a)	1,127,196
14,000	Royal Bank of Canada	816,900
22,500	Selective Insurance Group, Inc.	373,500
31,000	The Bank of New York Mellon Corp.	957,280
22,000	The Travelers Cos., Inc.	1,186,680
30,000	Unitrin, Inc.	841,500

		11,815,266

Health Care— 6.2%
11,000	Abbott Laboratories	579,480
33,500	AstraZeneca PLC ADR	1,498,120
18,500	Baxter International, Inc.	1,076,700
30,000	Eli Lilly & Co.	1,086,600
82,500	Pfizer, Inc.	1,414,875

		5,655,775

Industrials— 8.9%
21,000	3M Co.	1,754,970
37,000	A.O. Smith Corp.	1,945,090
13,000	Flowserve Corp.	1,433,510
24,000	Joy Global, Inc.	1,358,400
26,000	Masco Corp.	403,520
20,500	Raytheon Co.	1,170,960

		8,066,450

Materials— 1.5%
37,000	MeadWestvaco Corp.	945,350
14,500	Southern Copper Corp.	459,215

		1,404,565

Real Estate Investment Trusts— 11.9%
23,000	Acadia Realty Trust	410,780
11,500	EastGroup Properties, Inc.	434,010
6,500	Entertainment Properties Trust	267,345
16,000	Equity Residential	626,400
36,000	HCP, Inc.	1,188,000
22,000	Health Care REIT, Inc.	995,060
32,500	Highwoods Properties, Inc.	1,031,225
9,000	Liberty Property Trust	305,460
19,000	Mack-Cali Realty Corp.	669,750
12,000	Mid-America Apartment Communities, Inc.	621,480
27,000	National Health Investors, Inc.	1,046,520
28,000	National Retail Properties, Inc.	639,240
9,500	PS Business Parks, Inc.	507,300
45,000	Ramco-Gershenson Properties Trust	506,700
11,919	Simon Property Group, Inc.	1,000,004
17,000	Sovran Self Storage, Inc.	592,620

		10,841,894

Technology— 3.0%
39,000	Intel Corp.	868,140
6,000	International Business Machines Corp.	769,500
10,000	Microsoft Corp.	292,700
32,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	338,816
17,000	Texas Instruments, Inc.	415,990

		2,685,146

Telecommunications— 2.4%
29,000	AT&T, Inc.	749,360
35,500	CenturyTel, Inc.	1,258,830
6,000	Verizon Communications, Inc.	186,120

		2,194,310

Utilities— 3.2%
15,500	American Electric Power Co., Inc.	529,790
32,500	Duke Energy Corp.	530,400
18,000	Nicor, Inc.	754,560
53,000	Xcel Energy, Inc.	1,123,600

		2,938,350

Total Common Stocks (Cost $58,422,896)		64,705,886

Preferred Stocks—26.5%
Consumer Discretionary— 1.4%
15,000	Comcast Corp., 7.000%	381,150
35,000	Viacom, Inc., 6.850%	873,950

		1,255,100

Financials— 20.5%
45,000	Allianz SE, 8.375%	1,161,563
20,000	ASBC Capital I, 7.625%	439,600
40,000	Barclays Bank PLC, Series 2, ADR 6.625%	908,000
44,998	BB&T Capital Trust V, 8.950%	1,223,946
35,000	Credit Suisse Guernsey, 7.900%	906,150
15,000	HSBC Holdings PLC, Series A, ADR 6.200%	342,300
40,000	JPM Chase Capital XXVI, 8.000%	1,085,200
12,000	KeyCorp Capital VIII, 7.000%	270,240
40,000	Merrill Lynch & Co. Capital Trust V, 7.280%	918,000
23,000	MetLife, Inc., Series B, 6.500%	564,650
60,000	Morgan Stanley Capital Trust, 6.600%	1,382,400
60,000	National City Capital Trust II, 6.625%	1,426,800
30,296	Partnerre Ltd., Series D, 6.500%	725,892
42,386	PLC Capital Trust IV, 7.250%	1,032,099
40,000	Prudential Financial, Inc., 9.000%	1,106,000
30,000	Prudential PLC, 6.500%	729,300
58,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,440,720
20,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	428,000
12,308	SunTrust Capital IX, 7.875%	308,192
50,000	Telephone & Data Systems, Inc., Series A, 7.600%	1,240,000
40,000	Wachovia Capital Trust X, 7.850%	1,031,600

		18,670,652

Real Estate Investment Trusts— 2.5%
55,000	Public Storage, Series F, 6.450%	1,276,000
40,000	Vornado Realty LP, 7.875%	1,006,800

		2,282,800

Utilities— 2.1%
10,000	BGE Capital Trust II, 6.200%	242,400
28,000	Dominion Resources, Inc., Series A, 8.375%	777,840
25,000	FPL Group Capital, Inc., Series A, 6.600%	648,500
10,000	Xcel Energy, Inc., 7.600%	269,200

		1,937,940

Total Preferred Stocks (Cost $22,584,764)		24,146,492

Mutual Fund—1.4%
Exchange Traded Funds— 1.4%
55,000	The Technology Select Sector SPDR Fund	1,269,950

Total Mutual Funds (Cost $914,245)		1,269,950

Cash Equivalents—1.0%
895,253	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	895,253

Total Cash Equivalents (Cost $895,253)		895,253

Total Investments (Cost $82,817,158) — 100.0%		91,017,581

Liabilities in Excess of Other Assets — 0.0%		(538)

Net Assets — 100.0%		$91,017,043

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington Global Select Markets Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Common Stocks—65.9%
Bermuda— 1.1%
Transportation— 1.1%
5,200	Nordic American Tanker Shipping Ltd.	$157,404

Brazil— 12.8%
Consumer Discretionary— 1.4%
1,900	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	127,737
6,000	Companhia de Saneamento de Minas Gerais	85,738

		213,475

Consumer Staples— 3.4%
2,000	Companhia de Bebidas das Americas ADR	183,320
20,000	Lojas Americanas SA	149,086
8,500	Natura Cosmeticos SA	173,443

		505,849

Energy— 0.8%
2,500	Petroleo Brasileiro SA ADR	111,225

Financials— 3.9%
11,000	Banco Santander Brasil SA ADR	136,730
7,900	Itau Unibanco Holding SA	173,067
14,000	Redecard SA	259,128

		568,925

Telecommunications— 1.6%
8,500	Vivo Participacoes SA ADR	230,435

Utilities— 1.7%
15,000	Companhia Energetica de Minas Gerais SA SP ADR	249,600

		1,879,509

Canada— 3.3%
Consumer Staples— 0.7%
2,300	Shoppers Drug Mart Corp.	98,850

Energy— 1.0%
4,200	TransCanada Corp.	154,392

Financials— 1.6%
3,900	Bank of Montreal	236,730

		489,972

Cayman Islands— 1.8%
Health Care— 0.7%
2,800	Mindray Medical International Ltd. ADR	101,976

Technology— 1.1%
4,000	Ctrip.com International Ltd. ADR *	156,800

		258,776

China— 4.6%
Consumer Staples— 1.7%
50,000	Tsingtao Brewery Co. Ltd., H Shares	251,481

Energy— 1.4%
1,700	PetroChina Co. Ltd. ADR	199,274

Financials— 1.5%
3,100	China Life Insurance Co. Ltd. ADR	223,324

		674,079

Hong Kong— 13.5%
Consumer Discretionary— 0.8%
350,000	GOME Electrical Appliances Holdings Ltd. *	117,658

Consumer Staples— 1.6%
135,000	Parkson Retail Group Ltd.	232,998

Energy— 1.3%
33,500	Dongfang Electric Corp. Ltd., H Shares	190,714

Financials— 5.8%
500,000	Bank of China Ltd., H Shares	266,615
77,000	China Resources Land Ltd.	167,409
12,000	Hong Kong Exchanges & Clearing Ltd.	200,309
90,000	The Link REIT	221,870

		856,203

Industrials— 3.0%
32,000	Beijing Enterprises Holdings Ltd.	222,360
18,000	Swire Pacific Ltd., Class A	216,538

		438,898

Telecommunications— 1.0%
3,000	China Mobile Ltd. SP ADR	144,360

		1,980,831

India— 5.8%
Financials— 1.8%
6,200	ICICI Bank Ltd. ADR	264,740

Health Care— 2.5%
13,000	Dr. Reddy's Laboratories Ltd. ADR	366,990

Technology— 1.5%
3,700	Infosys Technologies Ltd. SP ADR	217,745

		849,475

Indonesia— 5.9%
Consumer Staples— 1.7%
600,000	PT Indofood Sukses Makmur Tbk	249,175

Financials— 1.1%
280,000	PT Bank Mandiri Tbk	164,796

Industrials— 1.8%
1,140,000	PT Holcim Indonesia Tbk *	260,231

Telecommunications— 1.3%
5,400	PT Telekomunikasi Indonesia Tbk SP ADR	193,104

		867,306

Poland— 2.1%
Financials— 1.2%
3,200	Bank Pekao SA *	186,060

Technology— 0.9%
6,500	Asseco Poland SA	129,317

		315,377

Republic of Korea (South)— 5.8%
Consumer Discretionary— 1.7%
900	LG Electronics, Inc.	91,496
220	Samsung Electronics Co. Ltd.	159,088

		250,584

Consumer Staples— 1.5%
850	LG Household & Health Care Ltd.	227,303

Financials— 1.3%
21,420	Korean Reinsurance Co. *	189,356

Industrials— 1.3%
1,600	POSCO ADR	187,216

		854,459

Taiwan— 7.2%
Financials— 1.2%
104,000	Cathay Financial Holding Co. Ltd. *	173,628

Industrials— 2.9%
172,000	Asia Cement Corp.	167,958
80,000	Taiwan Fertilizer Co. Ltd.	255,780

		423,738

Technology— 1.8%
10,000	MediaTek, Inc.	173,565
72,000	Unimicron Technology Corp.	92,421

		265,986

Telecommunications— 1.3%
9,636	Chunghwa Telecom Co. Ltd. ADR	187,228

		1,050,580

United Kingdom— 0.7%
Materials— 0.7%
450	Rio Tinto PLC ADR	106,528

United States— 1.3%
Telecommunications— 1.3%
4,500	NII Holdings, Inc. *	187,470

Total Common Stocks (Cost $9,472,636)		9,671,766

Foreign Bonds—7.7%
200,000	Australian Government Bond, 6.250%, 4/15/15	189,340
200,000	Australian Government Bond, 6.000%, 2/15/17	187,136
250,000	Brazilian Government International Bond, 12.500%, 1/5/16	159,986
200,000	Canadian Government Bond, 4.000%, 6/1/17	205,381
350,000	European Bank for Reconstruction & Development, Series G, 9.500%, 11/6/13	198,176
1,700,000,000	KfW, Series E, 7.500%, 7/17/12 (IDR) (c)	194,705

Total Foreign Bonds (Cost $1,111,415)		1,134,724

U.S. Treasury Obligations—0.0%
U.S. Treasury Bill —0.0%
600	0.181%(a), 7/1/10	600

Total U.S. Treasury Obligations (Cost $600)		600

Mutual Funds—9.2%
Exchange Traded Funds— 9.2%
6,200	iPath MSCI India Index ETN	414,470
8,000	iShares CDN Dow Jones Canada Select Dividend Index Fund	159,600
5,100	iShares FTSE/Xinhua China 25 Index Fund	214,710
4,001	iShares MSCI South Korea Index Fund	200,050
10,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	149,100
6,500	The India Fund, Inc.	205,010

Total Mutual Funds (Cost $1,290,128)		1,342,940

Cash Equivalents—16.8%
250	Fidelity Institutional Money Market Portfolio, 0.250% (b)	250
2,471,861	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,471,861

Total Cash Equivalents (Cost $2,472,111)		2,472,111

Total Investments (Cost $14,346,890) — 99.6%		14,622,141

Other Assets in Excess of Liabilities — 0.4%		58,149

Net Assets — 100.0%		$14,680,290

(a)	Rate represents the effective yield at purchase.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Foreign-denominated security.
(d)	Investment in affiliate and represents 16.8% of net assets.
*	Non-income producing security.
ADR	American Depositary Receipt
ETN	Exchange Traded Note
MTN	Medium Term Note
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

 See Notes to Portfolio of Investments.

Huntington Growth Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—93.3%
Consumer Discretionary— 4.3%
12,360	Apollo Group, Inc., Class A *(a)	$757,544
20,000	Bed Bath & Beyond, Inc. *	875,200
23,700	DIRECTV, Class A *	801,297
21,200	McDonald's Corp.	1,414,464
30,000	Netflix, Inc. *(a)	2,212,200

		6,060,705

Consumer Staples— 8.0%
16,100	Colgate-Palmolive Co.	1,372,686
7,200	Companhia de Bebidas das Americas ADR	659,952
30,800	General Mills, Inc.	2,180,332
40,500	Hormel Foods Corp.	1,701,405
15,100	Kellogg Co.	806,793
12,400	Kimberly-Clark Corp.	779,712
33,850	Procter & Gamble Co.	2,141,689
31,000	Wal-Mart Stores, Inc.	1,723,600

		11,366,169

Energy— 13.6%
21,700	Alpha Natural Resources, Inc. *	1,082,613
12,900	Anadarko Petroleum Corp. (a)	939,507
10,000	Apache Corp. (a)	1,015,000
13,380	Cameron International Corp. *	573,467
9,557	Chevron Texaco Corp.	724,707
25,000	ConocoPhillips	1,279,250
39,300	Enbridge, Inc.	1,876,575
14,750	EnCana Corp.	457,693
8,898	EOG Resources, Inc.	826,980
32,850	Halliburton Co. (a)	989,770
19,600	National Oilwell Varco, Inc.	795,368
18,700	Noble Corp.	782,034
11,400	Noble Energy, Inc.	832,200
33,400	Peabody Energy Corp.	1,526,380
8,500	Range Resources Corp.	398,395
32,600	Schlumberger Ltd.	2,068,796
63,500	Southwestern Energy Co. *	2,585,720
12,000	Ultra Petroleum Corp. *	559,560

		19,314,015

Financials— 4.2%
2,700	BlackRock, Inc. (a)	587,952
4,600	CME Group, Inc.	1,454,106
24,100	Global Payments, Inc.	1,097,755
30,175	State Street Corp. (a)	1,362,100
14,500	U.S. Bancorp	375,260
12,500	Visa, Inc., Class A (a)	1,137,875

		6,015,048

Health Care— 16.8%
29,800	Aetna, Inc.	1,046,278
24,200	Allergan, Inc. (a)	1,580,744
28,000	Baxter International, Inc.	1,629,600
10,000	Becton, Dickinson & Co.	787,300
15,000	Celgene Corp. *	929,400
23,355	Express Scripts, Inc. *(a)	2,376,605
38,500	Fresenius Medical Care AG & Co. KGaA ADR	2,162,160
39,900	Medco Health Solutions, Inc. *	2,575,944
35,500	Merck & Co., Inc.	1,325,925
12,300	Novo-Nordisk A/S ADR	948,576
12,500	Quest Diagnostics, Inc.	728,625
41,850	Stryker Corp.	2,394,657
45,800	Teva Pharmaceutical Industries Ltd. ADR	2,889,064
20,000	Varian Medical Systems, Inc. *	1,106,600
34,000	Watson Pharmaceutical, Inc. *	1,420,180

		23,901,658

Industrials— 9.6%
20,000	3M Co.	1,671,400
19,300	CSX Corp.	982,370
11,500	Fedex Corp.	1,074,100
12,700	Fluor Corp.	590,677
25,600	Foster Wheeler AG *	694,784
6,750	POSCO ADR (a)	789,817
26,000	Union Pacific Corp.	1,905,800
20,500	United Technologies Corp.	1,509,005
34,000	W.W. Grainger, Inc.	3,676,080
28,700	Wyndham Worldwide Corp.	738,451

		13,632,484

Materials— 4.1%
25,000	Agrium, Inc. (a)	1,765,750
32,700	ArcelorMittal, Class A NYS	1,435,857
19,700	Tenaris SA ADR	845,918
55,150	Vale SA ADR	1,775,279

		5,822,804

Technology— 30.2%
19,100	Apple, Inc. *(a)	4,487,163
23,000	Automatic Data Processing, Inc.	1,022,810
24,500	BMC Software, Inc. *	931,000
48,800	Corning, Inc.	986,248
5,800	Google, Inc., Class A *	3,288,658
38,447	Hewlett-Packard Co.	2,043,458
38,400	International Business Machines Corp.	4,924,800
32,000	Intuit, Inc. *	1,098,880
46,000	Jabil Circuit, Inc.	744,740
6,783	MasterCard, Inc., Class A	1,722,882
94,025	Microsoft Corp.	2,752,112
187,700	Oracle Corp.	4,822,013
5,000	Priceline.com, Inc. *	1,275,000
56,200	QUALCOMM, Inc.	2,359,838
47,800	Research In Motion Ltd. *	3,534,810
18,800	Salesforce.com, Inc. *(a)	1,399,660
32,000	SanDisk Corp. *	1,108,160
53,500	Seagate Technology *	976,910
40,700	Sybase, Inc. *	1,897,434
55,900	Symantec Corp. *	945,828
25,000	Texas Instruments, Inc.	611,750

		42,934,154

Telecommunications— 1.8%
24,000	America Movil SA de CV ADR, Series L	1,208,160
33,200	American Tower Corp., Class A *	1,414,652

		2,622,812

Transportation— 0.7%
27,500	Expeditors International of Washington, Inc.	1,015,300

Total Common Stocks (Cost $104,071,045)		132,685,149

Option Purchased—0.0%

	Halliburton Co., Put @ $25
	Expiring April 2010
168		504

Total Option Purchased (Cost $13,608)		504

Cash Equivalents—7.0%
10,032,430	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	10,032,430

Total Cash Equivalents (Cost $10,032,430)		10,032,430

Total Investments (Cost $114,117,083) — 100.3%		142,718,083

Liabilities in Excess of Other Assets — (0.3)%		(445,893)

Net Assets — 100.0%		$142,272,190

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

  See Notes to Portfolio of Investments.

Huntington Income Equity Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—94.0%
Consumer Discretionary— 9.9%
120,000	Comcast Corp., Class A	$2,258,400
38,400	J.C. Penney Co., Inc.	1,235,328
86,000	Limited Brands, Inc.	2,117,320
63,666	Time Warner, Inc. (a)	1,990,836
22,000	V.F. Corp.	1,763,300
20,500	Whirlpool Corp. (a)	1,788,625

		11,153,809

Consumer Staples— 10.5%
103,000	ConAgra Foods, Inc.	2,582,210
23,200	General Mills, Inc.	1,642,328
24,400	Kimberly-Clark Corp.	1,534,272
39,400	Molson Coors Brewing Co., Class B	1,657,164
31,700	Reynolds American, Inc.	1,711,166
190,000	Sara Lee Corp.	2,646,700

		11,773,840

Energy— 11.6%
27,700	BP PLC ADR	1,580,839
23,000	Chevron Texaco Corp.	1,744,090
27,900	ConocoPhillips	1,427,643
74,000	Enerplus Resources Fund	1,754,540
34,100	Eni SpA ADR	1,600,313
67,000	Repsol YPF SA ADR	1,593,260
29,400	Royal Dutch Shell PLC ADR	1,701,084
27,800	Total SA ADR (a)	1,612,956

		13,014,725

Financials— 15.6%
152,000	Banco Santander SA ADR	2,017,040
52,000	Bank of Montreal	3,156,400
49,100	Chubb Corp.	2,545,835
40,200	The Bank of Nova Scotia	2,010,804
33,500	The Toronto-Dominion Bank	2,498,430
53,000	The Travelers Cos., Inc.	2,858,820
131,000	XL Capital Ltd., Class A (a)	2,475,900

		17,563,229

Health Care— 9.5%
54,000	AstraZeneca PLC ADR (a)	2,414,880
53,000	Eli Lilly & Co.	1,919,660
41,800	Merck & Co., Inc.	1,561,230
133,000	Pfizer, Inc.	2,280,950
69,000	Sanofi-Aventis ADR (a)	2,577,840

		10,754,560

Industrials— 14.0%
21,200	3M Co.	1,771,684
30,000	General Dynamics Corp.	2,316,000
112,000	General Electric Co.	2,038,400
43,800	Northrop Grumman Corp.	2,871,966
82,000	Pitney Bowes, Inc.	2,004,900
78,000	R.R. Donnelley & Sons Co.	1,665,300
30,900	Thomson Reuters Corp.	1,121,670
53,000	Tyco International Ltd.	2,027,250

		15,817,170

Materials— 2.6%
24,400	Eastman Chemical Co. (a)	1,553,792
52,000	MeadWestvaco Corp. (a)	1,328,600

		2,882,392

Real Estate Investment Trusts— 4.6%
71,000	HCP, Inc. (a)	2,343,000
81,000	Mack-Cali Realty Corp.	2,855,250

		5,198,250

Technology— 6.6%
34,400	Hewlett-Packard Co.	1,828,360
79,000	Intel Corp. (a)	1,758,540
11,300	International Business Machines Corp.	1,449,225
83,000	Microsoft Corp. (a)	2,429,410

		7,465,535

Telecommunications— 3.9%
43,800	AT&T, Inc.	1,131,792
57,000	Vodafone Group PLC ADR	1,327,530
174,000	Windstream Corp.	1,894,860

		4,354,182

Utilities— 5.2%
38,200	DTE Energy Co.	1,703,720
75,000	Duke Energy Corp.	1,224,000
125,000	NiSource, Inc.	1,975,000
24,200	Progress Energy, Inc.	952,512

		5,855,232

Total Common Stocks (Cost $93,099,938)		105,832,924

Preferred Stocks—1.9%
Consumer Staples— 1.9%
54,400	Archer Daniels Midland Co., 6.250%	2,223,328

Total Preferred Stocks (Cost $1,756,342)		2,223,328

Cash Equivalents—4.2%
4,715,966	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	4,715,966

Total Cash Equivalents (Cost $4,715,966)		4,715,966

Total Investments (Cost $99,572,246) — 100.1%		112,772,218

Liabilities in Excess of Other Assets — (0.1)%		(154,762)

Net Assets — 100.0%		$112,617,456

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
ADR	American Depositary Receipt
PLC	Public Liability Co.

  See Notes to Portfolio of Investments.

Huntington International Equity Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—88.8%
Australia— 5.5%
Consumer Staples— 3.4%
1,100,000	Foster's Group Ltd.	$5,338,336
236,000	Woolworths Ltd.	6,062,163

		11,400,499

Materials— 2.1%
180,000	BHP Billiton Ltd.	7,198,085

		18,598,584

Canada— 4.4%
Energy— 1.8%
108,000	Cenovus Energy, Inc.	2,830,680
108,000	EnCana Corp.	3,351,240

		6,181,920

Materials— 1.3%
37,700	Potash Corp. of Saskatchewan, Inc.	4,499,495

Telecommunications— 1.3%
146,000	BCE, Inc.	4,285,100

		14,966,515

Finland— 1.7%
Technology— 1.7%
245,000	Nokia Oyj	3,814,942
121,000	Nokia Oyj ADR	1,880,340

		5,695,282

France— 8.4%
Energy— 1.7%
103,140	Total SA	5,986,680

Financials— 3.6%
273,900	AXA ADR	6,036,756
82,000	BNP Paribas	6,296,704

		12,333,460

Materials— 1.3%
62,000	Lafarge SA	4,362,364

Utilities— 1.8%
81,000	GDF Suez	3,128,554
76,172	GDF Suez ADR	2,951,665

		6,080,219

		28,762,723

Germany— 3.1%
Health Care— 1.6%
139,300	Stada Arzneimittel AG	5,530,838

Utilities— 1.5%
40,000	E.ON AG	1,476,900
100,000	E.ON AG ADR	3,689,000

		5,165,900

		10,696,738

Italy— 2.2%
Energy— 2.2%
192,000	Saipem SpA	7,428,795

Japan— 21.9%
Consumer Discretionary— 4.8%
176,000	Honda Motor Co. Ltd.	6,213,758
107,000	Makita Corp.	3,525,837
438,000	Matsushita Electric Industrial Co. Ltd.	6,700,974

		16,440,569

Consumer Staples— 3.5%
230,000	Shiseido Co. Ltd.	4,995,186
72,600	Unicharm Corp.	7,013,780

		12,008,966

Financials— 3.9%
1,500	Japan Prime Realty Investment Corp.	3,339,574
400	Japan Real Estate Investment Corp.	3,410,720
1,274,500	Mitsubishi UFJ Financial Group, Inc. ADR	6,665,635

		13,415,929

Industrials— 5.2%
61,000	FANUC Ltd.	6,473,949
296,000	KOMATSU Ltd.	6,206,911
298,000	Mitsui & Co. Ltd.	5,008,645

		17,689,505

Technology— 3.5%
168,500	Canon, Inc.	7,805,766
16,400	KEYENCE Corp.	3,919,718

		11,725,484

Utilities— 1.0%
128,000	The Tokyo Electric Power Co., Inc.	3,412,603

		74,693,056

Mexico— 0.9%
Telecommunications— 0.9%
62,500	America Movil SA de CV ADR, Series L	3,146,250

Netherlands— 4.0%
Consumer Discretionary— 2.1%
226,000	Koninklijke (Royal) Phillips Electronics NV NYS	7,236,520

Financials— 1.9%
643,710	ING Groep NV ADR *	6,411,352

		13,647,872

Netherlands Antilles— 1.9%
Energy— 1.9%
100,352	Schlumberger Ltd.	6,368,338

Singapore— 2.8%
Industrials— 1.1%
592,000	Keppel Corp. Ltd.	3,860,317

Telecommunications— 1.7%
2,575,930	Singapore Telecommunications Ltd.	5,838,480

		9,698,797

Spain— 3.5%
Financials— 3.5%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	7,106,013
350,000	Banco Santander SA	4,651,100

		11,757,113

Switzerland— 6.4%
Health Care— 4.3%
168,400	Novartis AG	9,098,169
35,300	Roche Holding AG	5,726,497

		14,824,666

Materials— 2.1%
128,100	Syngenta AG ADR	7,110,831

		21,935,497

Taiwan— 1.2%
Technology— 1.2%
372,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,911,238

United Kingdom— 20.9%
Consumer Discretionary— 2.6%
558,000	Pearson PLC	8,771,269

Consumer Staples— 5.1%
50,000	Diageo PLC ADR	3,372,500
129,000	Reckitt Benckiser Group PLC	7,079,567
1,028,284	Tesco PLC	6,793,910

		17,245,977

Energy— 2.9%
338,000	BG Group PLC	5,848,984
144,000	Royal Dutch Shell PLC, Class A	4,173,153

		10,022,137

Financials— 2.1%
265,000	Standard Chartered PLC	7,227,419

Health Care— 2.2%
198,850	GlaxoSmithKline PLC ADR	7,659,702

Industrials— 2.3%
858,000	Rolls-Royce Group PLC	7,752,424

Telecommunications— 2.2%
3,230,000	Vodafone Group PLC	7,449,284

Utilities— 1.5%
311,100	Scottish & Southern Energy PLC	5,197,037

		71,325,249

Total Common Stocks (Cost $269,976,552)		302,632,047

Mutual Funds—5.1%
Exchange Traded Funds— 5.1%
212,000	iShares MSCI Hong Kong Index Fund	3,453,480
99,500	iShares MSCI South Korea Index Fund	4,975,000
322,000	iShares MSCI Taiwan Index Fund	4,041,100
139,000	Morgan Stanley India Fund	3,241,480
75,000	ProShares UltraShort Yen	1,608,000

Total Mutual Funds (Cost $14,149,833)		17,319,060

Cash Equivalents—5.8%
19,811,383	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	19,811,383

Total Cash Equivalents (Cost $19,811,383)		19,811,383

Total Investments (Cost $303,937,768) — 99.7%		339,762,490

Other Assets in Excess of Liabilities — 0.3%		1,091,339

Net Assets — 100.0%		$340,853,829

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

 See Notes to Portfolio of Investments.

Huntington Macro 100 Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—94.1%
Consumer Discretionary— 7.8%
2,700	Apollo Group, Inc., Class A *	$165,483
1,000	AutoZone, Inc. *	173,090
7,000	eBay, Inc. *	188,650
7,000	Family Dollar Stores, Inc.	256,270
2,500	Fortune Brands, Inc.	121,275
3,200	Hasbro, Inc.	122,496
6,100	Johnson Controls, Inc.	201,239
6,000	Leggett & Platt, Inc.	129,840
3,400	Meredith Corp.	116,994
3,800	Omnicom Group, Inc.	147,478
3,825	Republic Services, Inc., Class A	111,002
7,200	Staples, Inc.	168,408
4,200	The Gap, Inc.	97,062
3,600	The Hershey Co.	154,116
4,900	The TJX Cos., Inc.	208,348
2,800	United Parcel Service, Inc., Class B	180,348

		2,542,099

Consumer Staples— 8.1%
2,800	Avon Products, Inc.	94,836
4,100	Colgate-Palmolive Co.	349,566
5,100	Constellation Brands, Inc. *	83,844
10,000	Dean Foods Co. *	156,900
13,200	Kellogg Co.	705,276
3,200	McCormick & Co., Inc.	122,752
7,100	Procter & Gamble Co.	449,217
4,000	SUPERVALU, Inc.	66,720
16,200	Sysco Corp.	477,900
2,400	The Clorox Co.	153,936

		2,660,947

Energy— 14.3%
6,500	Apache Corp.	659,750
26,400	BJ Services Co.	564,960
10,000	ConocoPhillips	511,700
10,000	Denbury Resources, Inc. *	168,700
4,200	Devon Energy Corp.	270,606
1,800	Entergy Corp.	146,430
2,100	EOG Resources, Inc.	195,174
2,100	Integrys Energy Group, Inc.	99,498
18,000	Marathon Oil Corp.	569,520
2,500	Occidental Petroleum Corp.	211,350
2,600	Peabody Energy Corp.	118,820
3,300	Pinnacle West Capital Corp.	124,509
3,800	PPL Corp.	105,298
2,200	Range Resources Corp.	103,114
22,500	Rowan Cos., Inc. *	654,975
4,100	XTO Energy, Inc.	193,438

		4,697,842

Financials— 13.2%
10,000	Aflac, Inc.	542,900
5,700	H&R Block, Inc.	101,460
7,700	Hudson City Bancorp, Inc.	109,032
16,800	JPMorgan Chase & Co.	751,800
10,000	Morgan Stanley	292,900
4,600	Paychex, Inc.	141,220
8,000	Progressive Corp.	152,720
10,000	State Street Corp.	451,400
4,400	SunTrust Banks, Inc.	117,876
4,900	The Allstate Corp.	158,319
5,000	Torchmark Corp.	267,550
22,500	U.S. Bancorp	582,300
20,864	Wells Fargo & Co.	649,288

		4,318,765

Health Care— 13.4%
8,000	Becton, Dickinson & Co.	629,840
3,000	C.R. Bard, Inc.	259,860
4,700	Genzyme Corp. *	243,601
8,000	Gilead Sciences, Inc. *	363,840
6,300	Johnson & Johnson	410,760
8,200	McKesson Corp.	538,904
5,700	Medtronic, Inc.	256,671
38,500	Mylan Laboratories, Inc. *	874,335
3,700	Patterson Cos., Inc.	114,885
9,850	Pfizer, Inc.	168,927
4,300	Sigma-Aldrich Corp.	230,738
2,700	Stryker Corp.	154,494
2,600	Zimmer Holdings, Inc. *	153,920

		4,400,775

Industrials— 11.6%
3,000	Flowserve Corp.	330,810
6,300	General Dynamics Corp.	486,360
4,100	Illinois Tool Works, Inc.	194,176
2,400	ITT Corp.	128,664
6,800	Jacobs Engineering Group, Inc. *	307,292
7,200	Masco Corp.	111,744
2,900	Pall Corp.	117,421
6,000	Parker Hannifin Corp.	388,440
3,700	Pitney Bowes, Inc.	90,465
5,000	Stericycle, Inc. *	272,500
10,000	Union Pacific Corp.	733,000
6,500	United Technologies Corp.	478,465
4,900	Waste Management, Inc.	168,707

		3,808,044

Materials— 5.1%
14,400	Ball Corp.	768,672
5,000	Ecolab, Inc.	219,750
7,900	Pactiv Corp. *	198,922
16,000	The Dow Chemical Co.	473,120

		1,660,464

Real Estate Investment Trusts— 0.4%
4,100	HCP, Inc.	135,300

Technology— 17.5%
6,500	BMC Software, Inc. *	247,000
75,800	Cisco Systems, Inc. *	1,973,074
5,900	Cognizant Technology Solutions Corp., Class A *	300,782
3,700	Electronic Arts, Inc. *	69,042
4,800	Fiserv, Inc. *	243,648
4,000	International Business Machines Corp.	513,000
4,900	Intuit, Inc. *	168,266
89,200	Jabil Circuit, Inc.	1,444,148
36,800	Symantec Corp. *	622,656
15,792	Xerox Corp.	153,972

		5,735,588

Telecommunications— 1.1%
11,800	Verizon Communications, Inc.	366,036

Utilities— 1.6%
3,800	Consolidated Edison, Inc.	169,252
4,900	Dominion Resources, Inc.	201,439
3,600	Progress Energy, Inc.	141,696

		512,387

Total Common Stocks (Cost $26,663,074)		30,838,247

Cash Equivalents—5.9%
1,938,486	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	1,938,486

Total Cash Equivalents (Cost $1,938,486)		1,938,486

Total Investments (Cost $28,601,560) — 100.0%		32,776,733

Other Assets in Excess of Liabilities — 0.0%		499

Net Assets — 100.0%		$32,777,232

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.

  See Notes to Portfolio of Investments.

Huntington Mid Corp America Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—95.0%
Consumer Discretionary— 12.9%
7,120	Advance Auto Parts, Inc.	$298,470
25,785	Aeropostale, Inc. *	743,382
15,900	Best Buy Co., Inc.	676,386
25,340	Bob Evans Farms, Inc.	783,259
32,400	BorgWarner, Inc. *	1,237,032
8,630	Darden Restaurants, Inc.	384,380
30,934	Fidelity National Title Group, Inc., Class A	458,442
28,900	GameStop Corp. *	633,199
19,200	Hanover Insurance Group, Inc.	837,312
17,200	Hewitt Associates, Inc., Class A *	684,216
30,300	J. Crew Group, Inc. *(a)	1,390,770
15,780	Jos. A. Bank Clothiers, Inc. *	862,377
20,800	Kohl's Corp. *	1,139,424
40,000	Nordstrom, Inc.	1,634,000
24,650	PetSmart, Inc.	787,814
12,710	Polo Ralph Lauren Corp. (a)	1,080,859
15,540	Ross Stores, Inc.	830,924
37,200	Royal Caribbean Cruises Ltd. *	1,227,228
9,630	Sherwin-Williams Co.	651,758
10,000	UniFirst Corp.	515,000
15,760	V.F. Corp.	1,263,164
7,600	Whirlpool Corp. (a)	663,100
8,000	Wolverine World Wide, Inc.	233,280

		19,015,776

Consumer Staples— 3.4%
32,000	Church & Dwight Co., Inc.	2,142,400
25,950	Constellation Brands, Inc. *	426,618
28,900	Dr. Pepper Snapple Group, Inc.	1,016,413
20,700	Ralcorp Holding, Inc. *	1,403,046

		4,988,477

Energy— 7.4%
16,100	Baker Hughes, Inc.	754,124
46,700	Chesapeake Energy Corp.	1,103,988
11,300	Forest Oil Corp. *	291,766
29,200	Helmerich & Payne, Inc.	1,111,936
9,145	Mariner Energy, Inc. *	136,901
28,160	Murphy Oil Corp.	1,582,310
27,900	National Fuel Gas Co.	1,410,345
35,500	Noble Energy, Inc.	2,591,500
66,200	Spectra Energy Corp.	1,491,486
11,250	Unit Corp. *	475,650

		10,950,006

Financials— 11.3%
10,000	Allied World Assurance Co. Holdings Ltd.	448,500
21,200	BancorpSouth, Inc.	444,352
38,800	Cincinnati Financial Corp.	1,121,320
26,900	City National Corp.	1,451,793
4,310	Everest Re Group Ltd.	348,808
34,430	First American Financial Corp.	1,165,111
17,248	FirstMerit Corp.	372,040
9,730	HCC Insurance Holdings, Inc.	268,548
53,800	Hudson City Bancorp, Inc.	761,808
21,800	Invesco Ltd.	477,638
20,000	Legg Mason, Inc.	573,400
28,870	Lincoln National Corp.	886,309
13,300	M&T Bank Corp.	1,055,754
62,250	Old Republic International Corp.	789,330
45,400	Principal Financial Group	1,326,134
21,800	Prosperity Bancshares, Inc.	893,800
22,240	T. Rowe Price Group, Inc.	1,221,643
30,590	Torchmark Corp.	1,636,871
27,390	Trustmark Corp.	669,138
16,070	Unum Group	398,054
21,000	Wilmington Trust Corp.	347,970

		16,658,321

Health Care— 11.0%
60,000	AmerisourceBergen Corp.	1,735,200
12,430	Biogen Idec, Inc. *(a)	712,985
10,540	Cephalon, Inc. *	714,401
18,775	Coventry Health Care, Inc. *	464,118
49,600	Life Technologies Corp. *	2,592,592
29,800	Lincare Holdings, Inc. *	1,337,424
22,200	Owens & Minor, Inc.	1,029,858
38,300	PDL BioPharma, Inc.	237,843
16,000	Quest Diagnostics, Inc.	932,640
32,490	St. Jude Medical, Inc. *	1,333,714
68,156	Thermo Fisher Scientific, Inc. *	3,505,945
38,830	Watson Pharmaceutical, Inc. *	1,621,929

		16,218,649

Industrials— 19.1%
10,200	Alliant Techsystems, Inc. *	829,260
30,200	CNH Global NV NYS *	928,650
47,200	Cooper Industries PLC	2,262,768
34,400	Cummins, Inc. (a)	2,131,080
16,000	Elbit Systems Ltd.	1,024,160
22,900	EMCOR Group, Inc. *	564,027
3,000	G&K Services, Inc., Class A	77,640
28,700	General Cable Corp. *	774,900
26,690	ITT Corp.	1,430,851
53,400	John Bean Technologies Corp.	936,636
54,000	Kennametal, Inc.	1,518,480
39,000	L-3 Communications Holdings, Inc. (a)	3,573,570
15,700	Ladish Co., Inc. *	316,512
19,500	Mohawk Industries, Inc. *	1,060,410
25,800	Pall Corp.	1,044,642
23,400	Parker Hannifin Corp.	1,514,916
15,100	Precision Castparts Corp.	1,913,321
20,000	Quanex Building Products Corp.	330,600
7,000	R.R. Donnelley & Sons Co.	149,450
3,000	Rockwell International Corp.	169,080
21,000	Ryder System, Inc.	813,960
16,070	Stanley Black & Decker Inc.	922,579
16,000	Stericycle, Inc. *	872,000
21,500	Teleflex, Inc.	1,377,505
30,500	Thomas & Betts Corp. *	1,196,820
25,200	Weatherford International Ltd. *	399,672

		28,133,489

Materials— 6.7%
16,800	Albemarle Corp.	716,184
18,100	AptarGroup, Inc.	712,235
6,000	Ball Corp.	320,280
29,300	Cytec Industries, Inc. (a)	1,369,482
27,000	FMC Corp.	1,634,580
14,000	Innophos Holdings, Inc.	390,600
27,200	Intrepid Potash, Inc. *	824,976
18,800	Lubrizol Corp. (a)	1,724,336
3,000	Minerals Technologies, Inc.	155,520
18,300	Pactiv Corp. *	460,794
12,280	PPG Industries, Inc.	803,112
20,900	RPM International, Inc.	446,006
6,000	Schnitzer Steel Industries, Inc. (a)	315,180

		9,873,285

Real Estate Investment Trusts— 2.5%
12,200	Home Properties, Inc.	570,960
28,334	Host Hotels & Resorts, Inc.	415,093
12,210	Liberty Property Trust	414,407
13,360	Mid-America Apartment Communities, Inc.	691,914
16,690	PS Business Parks, Inc.	891,246
18,260	Sovran Self Storage, Inc.	636,544

		3,620,164

Technology— 15.3%
225,066	Activision Blizzard, Inc.	2,714,296
11,000	Amdocs Ltd. *	331,210
48,000	Arris Group, Inc. *	576,480
22,135	Benchmark Electronics, Inc. *	459,080
19,170	BMC Software, Inc. *	728,460
24,200	Broadcom Corp., Class A	802,956
21,700	Citrix Systems, Inc. *	1,030,099
53,400	CTS Corp.	503,028
8,000	Cymer, Inc. *	298,400
15,570	Electronic Arts, Inc. *	290,536
32,866	Fidelity National Information Services, Inc.	770,379
14,100	Fiserv, Inc. *	715,716
28,430	FLIR Systems, Inc. *	801,726
40,000	Forrester Research, Inc. *	1,202,800
33,000	Harris Corp.	1,567,170
58,410	infoGROUP, Inc. *	455,598
51,000	Integrated Device Technology, Inc. *	312,630
12,000	Intersil Corp., Class A	177,120
29,000	JDA Software Group, Inc. *	806,780
11,000	Molex, Inc.	229,460
15,300	Multi-Fineline Electronix, Inc. *	394,128
30,800	NCR Corp. *	425,040
49,600	NVIDIA Corp. *	862,048
112,100	ON Semiconductor Corp. *	896,800
23,700	Parametric Technology Corp. *	427,785
17,200	Progress Software Corp. *	540,596
32,000	Sybase, Inc. *	1,491,840
20,600	Syntel, Inc.	792,482
30,800	Teradata Corp. *	889,812
29,250	Varian Semiconductor Equipment Associates, Inc. *	968,760

		22,463,215

Telecommunications— 1.1%
8,197	Aviat Networks, Inc. *	54,346
26,570	CenturyTel, Inc.	942,172
9,000	Telus Corp.	322,380
21,400	Turkcell Iletisim Hizmetleri AS ADR	322,284

		1,641,182

Utilities— 4.3%
12,000	AGL Resources, Inc.	463,800
9,766	Allete, Inc.	326,966
15,500	Atmos Energy Corp.	442,835
8,000	Constellation Energy Group, Inc.	280,880
60,750	MDU Resources Group, Inc.	1,310,985
14,250	New Jersey Resources Corp.	535,230
63,000	Questar Corp.	2,721,600
12,640	Xcel Energy, Inc.	267,968

		6,350,264

Total Common Stocks (Cost $88,952,552)		139,912,828

Cash Equivalents—5.1%
7,556,031	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	7,556,031

Total Cash Equivalents (Cost $7,556,031)		7,556,031

Total Investments (Cost $96,508,583) — 100.1%		147,468,859

Liabilities in Excess of Other Assets — (0.1)%		(100,163)

Net Assets — 100.0%		$147,368,696

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

  See Notes to Portfolio of Investments.

Huntington New Economy Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—90.5%
Consumer Discretionary— 14.5%
28,180	Aeropostale, Inc. *	$812,429
30,600	American Eagle Outfitters, Inc.	566,712
12,500	Bally Technologies, Inc. *	506,750
10,200	Fossil, Inc. *	384,948
11,580	Guess?, Inc.	544,028
40,000	Iconix Brand Group, Inc. *	614,400
14,500	Las Vegas Sands Corp. *	306,675
16,300	Limited Brands, Inc.	401,306
18,820	Lululemon Athletica, Inc. *	781,030
10,750	O'Reilly Automative, Inc. *	448,383
50,000	Office Depot, Inc. *	399,000
12,770	The Buckle, Inc.	469,425
15,100	Time Warner, Inc.	472,177
27,280	True Religion Apparel, Inc. *	828,221
3,800	Wynn Resorts Ltd.	288,154

		7,823,638

Consumer Staples— 2.8%
8,300	Diamond Foods, Inc.	348,932
5,300	Energizer Holdings, Inc. *	332,628
18,800	Hansen Natural Corp. *	815,544

		1,497,104

Energy— 7.0%
12,900	Alpha Natural Resources, Inc. *	643,581
9,400	FMC Technologies, Inc. *	607,522
16,200	Helmerich & Payne, Inc.	616,896
50,000	McMoRan Exploration Co. *	731,500
27,700	Patriot Coal Corp. *	566,742
42,300	Patterson-Uti Energy, Inc.	590,931

		3,757,172

Financials— 8.4%
35,800	AmeriCredit Corp. *	850,608
6,000	Ameriprise Financial, Inc.	272,160
5,880	Everest Re Group Ltd.	475,869
11,900	Global Payments, Inc.	542,045
44,700	New York Community Bancorp, Inc.	739,338
13,000	Protective Life Corp.	285,870
74,200	Synovus Financial Corp.	244,118
16,200	Unitrin, Inc.	454,410
18,000	Valley National Bancorp	276,660
6,900	Westamerica Bancorp	397,785

		4,538,863

Health Care— 14.7%
27,500	AmerisourceBergen Corp.	795,300
7,900	Beckman Coulter, Inc.	496,120
28,900	Cepheid, Inc. *	505,172
22,400	Illumina, Inc. *	871,360
38,500	Immucor, Inc. *	862,015
15,340	Life Technologies Corp. *	801,822
9,100	ResMed, Inc. *	579,215
40,000	Sequenom, Inc. *	252,400
29,600	United Therapeutics Corp. *(a)	1,637,768
26,600	Vertex Pharmaceuticals, Inc. *	1,087,142

		7,888,314

Industrials— 12.5%
11,600	Aegean Marine Petroleum Network, Inc.	329,208
32,600	AGCO Corp. *	1,169,362
7,900	Crane Co.	280,450
15,800	Curtiss-Wright Corp.	549,840
5,200	Flowserve Corp.	573,404
16,300	Foster Wheeler AG *	442,382
17,500	Granite Construction, Inc.	528,850
23,200	KBR, Inc.	514,112
14,300	Oshkosh Corp. *(a)	576,862
15,400	Robbins & Myers, Inc.	366,828
9,900	Rockwell International Corp.	557,964
11,900	The Shaw Group, Inc. *	409,598
5,460	Valmont Industries, Inc.	452,252

		6,751,112

Materials— 10.4%
16,800	Agrium, Inc.	1,186,584
5,000	Ashland, Inc.	263,850
6,200	Cliffs Natural Resources, Inc.	439,890
6,700	Cytec Industries, Inc.	313,158
2,900	Lubrizol Corp.	265,988
7,500	NewMarket Corp.	772,425
9,500	Potash Corp. of Saskatchewan, Inc.	1,133,825
11,500	Pride International, Inc. *	346,265
9,000	United States Steel Corp.	571,680
3,600	Walter Energy, Inc.	332,172

		5,625,837

Technology— 18.0%
11,900	Adobe Systems, Inc. *	420,903
14,900	Cognex Corp.	275,501
11,560	Cree, Inc. *	811,743
12,700	F5 Networks, Inc. *	781,177
5,800	FactSet Research Systems, Inc.	425,546
66,000	Integrated Device Technology, Inc. *	404,580
6,800	Lam Research Corp. *	253,776
51,900	Marvell Technology Group Ltd. *	1,057,722
16,700	National Instruments Corp.	556,945
9,600	Power Integrations, Inc.	395,520
5,800	Quality Systems, Inc.	356,352
22,100	Rovi Corp. *	820,573
5,800	Salesforce.com, Inc. *	431,810
18,770	SanDisk Corp. *	650,005
18,700	Seagate Technology *	341,462
57,500	Volterra Semiconductor Corp. *	1,443,250
6,800	Western Digital Corp. *	265,132

		9,691,997

Telecommunications— 1.1%
78,300	ADC Telecommunications, Inc. *	572,373

Utilities— 1.1%
13,019	ONEOK, Inc.	594,317

Total Common Stocks (Cost $44,938,517)		48,740,727

Cash Equivalents—9.7%
5,206,677	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	5,206,677

Total Cash Equivalents (Cost $5,206,677)		5,206,677

Total Investments (Cost $50,145,194) — 100.2%		53,947,404

Liabilities in Excess of Other Assets — (0.2)%		(90,222)

Net Assets — 100.0%		$53,857,182

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington Real Strategies Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Common Stocks—80.8%
Consumer Staples— 3.5%
152,100	Cosan Ltd., Class A *	$1,434,303
70,000	Tyson Foods, Inc., Class A	1,340,500

		2,774,803

Energy— 30.8%
10,100	Arch Coal, Inc.	230,785
16,000	Canadian Natural Resources Ltd.	1,184,640
17,000	Cenovus Energy, Inc.	445,570
33,300	Chesapeake Energy Corp.	787,212
78,200	El Paso Corp.	847,688
40,000	El Paso Pipeline Partners LP	1,115,600
33,400	EnCana Corp.	1,036,402
28,700	Enterprise Products Partners LP	992,446
25,000	Frontier Oil Corp.	337,500
52,800	Hugoton Royalty Trust	873,312
35,000	James River Coal Co. *	556,500
34,100	Linn Energy LLC	877,052
3,300	Marathon Oil Corp.	104,412
25,800	National Oilwell Varco, Inc.	1,046,964
50,000	Natural Resource Partners LP	1,311,000
27,600	Newfield Exploration Co. *	1,436,580
17,500	Noble Corp.	731,850
22,700	Peabody Energy Corp.	1,037,390
14,000	Rowan Cos., Inc. *	407,540
18,500	Sasol Ltd. ADR	763,495
20,000	Smith International, Inc.	856,400
64,900	Spectra Energy Corp.	1,462,197
40,646	StatoilHydro ASA ADR	948,271
60,000	Tesoro Corp.	834,000
19,198	Transocean Ltd. *	1,658,323
41,000	Valero Energy Corp.	807,700
38,400	XTO Energy, Inc.	1,811,712

		24,502,541

Industrials— 16.5%
45,100	AGCO Corp. *	1,617,737
17,200	Bucyrus International, Inc. (a)	1,135,028
12,000	Canadian National Railway Co. (a)	727,080
27,000	Deere & Co.	1,605,420
12,000	Fluor Corp.	558,120
44,500	Foster Wheeler AG *	1,207,730
29,700	Harsco Corp.	948,618
40,000	KOMATSU Ltd. ADR	843,600
97,900	Manitowoc Co.	1,272,700
7,500	POSCO ADR	877,575
32,800	Rayonier, Inc.	1,490,104
35,000	Robbins & Myers, Inc.	833,700

		13,117,412

Materials— 21.5%
15,670	Agrium, Inc.	1,106,772
33,200	Cameco Corp.	910,012
13,000	FMC Corp.	787,020
13,450	Monsanto Co. (a)	960,599
10,000	Nucor Corp.	453,800
98,000	Olin Corp.	1,922,760
10,020	Potash Corp. of Saskatchewan, Inc.	1,195,887
13,800	Praxair, Inc.	1,145,400
7,500	Rio Tinto PLC ADR	1,775,475
20,100	Sociedad Quimica y Minera de Chile SA ADR	751,539
20,200	Tenaris SA ADR	867,388
20,000	Terra Industries, Inc.	915,200
4,000	Terra Nitrogen Co., LP	303,120
19,500	The Mosaic Co.	1,185,015
255,400	USEC, Inc. *	1,473,658
32,000	Yara International ASA ADR	1,392,000

		17,145,645

Real Estate Investment Trusts— 7.4%
9,081	Avalonbay Communities, Inc.	784,145
17,900	Boston Properties, Inc.	1,350,376
80,000	Duke Realty Corp.	992,000
39,300	Plum Creek Timber Co., Inc.	1,529,163
16,806	Vornado Realty Trust	1,272,214

		5,927,898

Utilities— 1.1%
3,900	American Water Works Co., Inc.	84,864
18,500	Questar Corp.	799,200

		884,064

Total Common Stocks (Cost $70,783,823)		64,352,363

Corporate Bond—0.9%
Financials— 0.9%
750,000	Credit Suisse Securities (USA) LLC (b)	742,500

Mutual Funds—10.1%
Exchange Traded Funds— 6.5%
12,000	Oil Service HOLDRs Trust	1,471,080
50,000	PowerShares DB Agriculture Fund	1,212,000
30,000	PowerShares DB US Dollar Index Bullish Fund	714,000
36,000	UltraShort 20+ Year Treasury ProShares	1,752,840

		5,149,920

Exchange Traded Notes— 1.5%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	1,198,800

Investment Company— 2.1%
119,800	Central Fund of Canada Ltd., Class A	1,677,200

Total Mutual Funds (Cost $9,322,541)		8,025,920

Options Purchased — 0.10%
600	iShare Silver Trust, Call @ 17,
	Expiring January 2011	114,600

Total Options Purchased (Cost $100,200)		114,600

Cash Equivalents—9.0%
7,123,167	Huntington Money Market Fund, Interfund Shares, 0.010% (c)(d)	7,123,167

Total Cash Equivalents (Cost $7,123,167)		7,123,167

Total Investments (Cost $88,079,731) — 100.9%		80,358,550

Liabilities in Excess of Other Assets — (0.9)%		(741,103)

Net Assets — 100.0%		$79,617,447

(a)	All or a portion of the security is held as collateral for options.
(b)	Zero-Coupon Security.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

  See Notes to Portfolio of Investments.

Huntington Rotating Markets Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—93.3%
Exchange Traded Funds— 93.3%
20,000	iShares Cohen & Steers Realty Majors Index Fund	$1,146,400
17,200	iShares Dow Jones U.S. Basic Materials Sector Index Fund	1,093,404
57,000	iShares MSCI Canada Index Fund	1,589,730
40,868	iShares MSCI Emerging Markets Index Fund	1,721,360
6,900	iShares MSCI Hong Kong Index Fund	112,401
31,100	iShares MSCI Mexico Index Fund	1,659,807
34,300	iShares MSCI South Korea Index Fund	1,715,000
17,000	Market Vectors Steel Index Fund	1,161,950
142,150	Rydex S&P Equal Weight Index Fund	6,051,325
149,220	S&P Depositary Receipt	17,457,248
26,400	S&P MidCap 400 Depositary Receipts	3,779,424
18,700	SPDR Dow Jones Industrial Average	2,030,633
28,500	SPDR KBW Insurance	1,176,480
19,600	SPDR Metals & Mining	1,113,476

Total Mutual Funds (Cost $38,204,838)		41,808,638

Cash Equivalents—6.6%
2,957,816	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	2,957,816

Total Cash Equivalents (Cost $2,957,816)		2,957,816

Total Investments (Cost $41,162,654) — 99.9%		44,766,454

Other Assets in Excess of Liabilities — 0.1%		38,510

Net Assets — 100.0%		$44,804,964

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.

  See Notes to Portfolio of Investments.

Huntington Situs Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—97.5%
Bermuda— 1.3%
Financials— 1.3%
30,000	Arch Capital Group Ltd. *	$2,287,500

Brazil— 1.0%
Consumer Discretionary— 1.0%
26,100	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,754,703

Cayman Islands— 2.4%
Consumer Discretionary— 1.5%
45,000	Garmin Ltd.	1,731,600
17,500	Shanda Interactive Entertainment Ltd. ADR *	762,825

		2,494,425

Consumer Staples— 0.9%
80,000	Fresh Del Monte Produce, Inc. *(a)	1,620,000

		4,114,425

Chile— 0.5%
Materials— 0.5%
24,000	Sociedad Quimica y Minera de Chile SA ADR	897,360

Denmark— 1.1%
Energy— 0.4%
13,900	Vestas Wind Systems A/S *	755,407

Health Care— 0.7%
10,500	Novozymes A/S, Class B	1,162,221

		1,917,628

Germany— 1.0%
Health Care— 1.0%
41,800	Stada Arzneimittel AG	1,659,649

Hong Kong— 0.6%
Consumer Discretionary— 0.6%
228,500	Television Broadcasts Ltd.	1,106,595

Japan— 2.2%
Consumer Discretionary— 0.8%
38,100	Honda Motor Co. Ltd. ADR (a)	1,344,549

Consumer Staples— 0.6%
51,300	Shiseido Co. Ltd.	1,114,143

Financials— 0.2%
70	Japan Prime Realty Investment Corp.	155,847
20	Japan Real Estate Investment Corp.	170,536

		326,383

Health Care— 0.6%
20,600	Terumo Corp.	1,097,550

		3,882,625

Mexico— 0.6%
Consumer Discretionary— 0.6%
35,000	Desarrolladora Homex S.A.B de C.V. ADR *	989,800

Singapore— 0.6%
Consumer Staples— 0.6%
94,000	Asia Pacific Breweries Ltd.	934,220

South Africa— 0.2%
Materials— 0.2%
35,000	Denison Mines Corp. *	51,100
30,000	Harmony Gold Mining Co. Ltd. ADR	284,400

		335,500

Sweden— 0.7%
Consumer Discretionary— 0.7%
153,800	Haldex AB *	1,257,180

United Kingdom— 0.6%
Consumer Staples— 0.6%
20,000	Reckitt Benckiser Group PLC	1,097,607

United States— 84.7%
Consumer Discretionary— 7.7%
250,000	Cabela's, Inc., Class A *(a)	4,372,500
13,500	Columbia Sportswear Co.	709,155
50	Fossil, Inc. *	1,887
50,000	Jakks Pacific, Inc. *	652,500
23,000	Polo Ralph Lauren Corp. (a)	1,955,920
100,000	Quanta Services, Inc. *(a)	1,916,000
23,850	Rent-A-Center, Inc. *	564,053
100,000	Southwest Airlines Co.	1,322,000
51,000	Urban Outfitters, Inc. *	1,939,530

		13,433,545

Consumer Staples— 3.3%
90,000	Owens-Illinois, Inc. *	3,198,600
40,000	Sanderson Farms, Inc. (a)	2,144,400
30,000	Sonic Corp. *	331,500

		5,674,500

Energy— 7.9%
40,000	Alliance Resource Partners LP	1,676,400
20,000	Atwood Oceanics, Inc. *	692,600
50,000	Carbo Ceramics, Inc.	3,117,000
130,400	Denbury Resources, Inc. *	2,199,848
30,000	Lufkin Industries, Inc.	2,374,500
15,000	Newfield Exploration Co. *	780,750
20,000	Oceaneering International, Inc. *(a)	1,269,800
20,000	Saint Mary Land & Exploration Co.	696,200
28,000	Swift Energy Co. *	860,720

		13,667,818

Financials— 9.0%
70,204	BB&T Corp. (a)	2,273,908
52,300	Cullen/Frost Bankers, Inc.	2,918,340
75,000	International Bancshares Corp.	1,724,250
100,000	Protective Life Corp. (a)	2,199,000
150,000	Raymond James Financial, Inc.	4,011,000
51,383	SCBT Financial Corp.	1,903,226
13,800	WSFS Financial Corp.	538,200

		15,567,924

Health Care— 12.5%
150,000	Albany Molecular Research *	1,252,500
23,000	Bio-Rad Laboratories, Inc., Class A *	2,380,960
50,000	Cerner Corp. *	4,253,000
30,000	Edwards LifeSciences Corp. *	2,966,400
40,000	Kindred Healthcare, Inc. *	722,000
81,000	Kinetic Concepts, Inc. *	3,872,610
60,000	Lincare Holdings, Inc. *	2,692,800
75,000	Osiris Therapeutics, Inc. *	555,000
75,000	Watson Pharmaceutical, Inc. *	3,132,750

		21,828,020

Industrials— 18.1%
20,000	Alliant Techsystems, Inc. *	1,626,000
20,000	American Woodmark Corp.	387,800
40,000	BE Aerospace, Inc. *	1,218,000
100,000	EnPro Industries, Inc. *	2,908,000
30,000	Exlservice Holdings, Inc. *	500,400
35,000	Flowserve Corp.	3,859,450
100,000	Harsco Corp.	3,194,000
52,000	Jacobs Engineering Group, Inc. *(a)	2,349,880
25,000	Overseas Shipholding Group, Inc. (a)	980,750
22,000	Precision Castparts Corp.	2,787,620
70,000	Quaker Chemical Corp.	1,897,700
40,000	Ryder System, Inc.	1,550,400
165,000	Trinity Industries, Inc.	3,293,400
55,000	Universal Forest Products, Inc. (a)	2,118,600
90,000	Watts Water Technologies, Inc., Class A	2,795,400
3,750	Werner Enterprises, Inc.	86,887

		31,554,287

Materials— 7.6%
65,000	Ceradyne, Inc. *	1,474,850
50,400	Eagle Materials, Inc.	1,337,616
30,000	Eastman Chemical Co.	1,910,400
45,000	RTI International Metals, Inc. *	1,364,850
7,800	Terra Industries, Inc. (a)	356,928
50,000	Texas Industries, Inc. (a)	1,708,500
20,000	The Scotts Co.	927,000
100,000	Trimble Navigation Ltd. *	2,872,000
33,000	United States Lime & Minerals, Inc. *	1,276,110

		13,228,254

Real Estate Investment Trusts— 3.1%
31,500	Camden Property Trust	1,311,345
90,000	Equity One, Inc.	1,700,100
110,000	Weingarten Realty Investors (a)	2,371,600

		5,383,045

Technology— 11.0%
32,900	ACI Worldwide, Inc. *	678,069
10,000	American Superconductor Corp. *	289,000
75,000	Anixter International, Inc. *	3,513,750
10,000	Diodes, Inc. *	224,000
250,000	Jabil Circuit, Inc.	4,047,500
60,600	Methode Electronics, Inc.	599,940
50,000	OYO Geospace Corp. *	2,390,500
135,000	Red Hat, Inc. *	3,951,450
150,000	Sigma Designs, Inc. *(a)	1,759,500
60,900	Standard Microsystems Corp. *	1,417,752
50,000	Taser International, Inc. *	293,000

		19,164,461

Telecommunications— 2.0%
115,900	CommScope, Inc. *	3,247,518
39,000	General Communication, Inc., Class A *	225,030

		3,472,548

Utilities— 2.5%
10,000	AGL Resources, Inc.	386,500
39,900	Hawaiian Electric Industries, Inc.	895,755
13,100	Northwest Natural Gas Co.	610,460
50,000	Portland General Electric Co.	965,500
58,500	UGI Corp. (a)	1,552,590

		4,410,805

		147,385,207

Total Common Stocks (Cost $134,857,313)		169,619,999

Mutual Funds—0.7%
Exchange Traded Funds— 0.6%
25,000	iShares FTSE/Xinhua China 25 Index Fund	1,052,500

Investment Companies— 0.1%
10,000	Central Fund of Canada Ltd., Class A	140,000

Total Mutual Funds (Cost $741,866)		1,192,500

Cash Equivalents—3.1%
5,506,784	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	5,506,784

Total Cash Equivalents (Cost $5,506,784)		5,506,784

Total Investments (Cost $141,105,963) — 101.3%		176,319,283

Liabilities in Excess of Other Assets — (1.3)%		(2,309,591)

Net Assets — 100.0%		$174,009,692

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

  See Notes to Portfolio of Investments.

Huntington Technical Opportunities Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—10.3%
Consumer Discretionary— 3.0%
2,100	Amazon.com, Inc. *	$285,033
Health Care— 4.8%
3,200	Celgene Corp. *	198,272
1,625	Teva Pharmaceutical Industries Ltd. ADR	102,505
2,775	Varian Medical Systems, Inc. *	153,541

		454,318

Materials— 1.1%
1,260	BHP Billiton Ltd. ADR	101,203
Technology— 1.4%
5,500	Blackbaud, Inc.	138,545

Total Common Stocks (Cost $953,583)		979,099

Mutual Funds—86.4%
Exchange Traded Funds— 86.4%
2,100	iShares Cohen & Steers Realty Majors Index Fund	120,372
8,600	iShares MSCI Canada Index Fund	239,854
8,700	iShares MSCI Hong Kong Index Fund	141,723
3,600	iShares MSCI Mexico Index Fund	192,132
2,400	iShares MSCI South Africa Index Fund	145,032
8,335	iShares S&P North American Technology-Multimedia Networking Index Fund	239,131
2,885	iShares S&P North American Technology-Software Index Fund	140,096
4,485	Market Vectors Steel ETF	306,550
6,000	Market Vectors Steel ETF	206,100
55,880	Rydex S&P Equal Weight Index Fund	2,378,811
29,374	S&P Depositary Receipt	3,436,464
3,000	SPDR KBW Insurance	123,840
9,700	SPDR KBW Regional Banking	254,334
5,165	SPDR Metals & Mining	293,424

Total Mutual Funds (Cost $7,833,903)		8,217,863

Cash Equivalents—3.0%
281,941	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	281,941

Total Cash Equivalents (Cost $281,941)		281,941

Total Investments (Cost $9,069,427) — 99.7%		9,478,903

Other Assets in Excess of Liabilities — 0.3%		30,418

Net Assets — 100.0%		$9,509,321

(a)	Rate disclosed is the seven day yield as of March 31, 2010.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

  See Notes to Portfolio of Investments.

Huntington Fixed Income Securities Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—50.7%
Consumer Discretionary— 1.9%
$2,000,000	The Home Depot, Inc., 4.625%, 8/15/10	$2,029,120
1,500,000	The Walt Disney Co., Series B, 6.200%, 6/20/14	1,690,774
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,076,927

		4,796,821

Consumer Staples— 5.1%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,609,721
2,000,000	General Mills, Inc., 5.650%, 9/10/12	2,180,184
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,169,344
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,195,108
1,000,000	Procter & Gamble Co., 4.600%, 1/15/14	1,074,431
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,309,390

		12,538,178

Energy— 4.3%
1,840,000	Enterprise Products Operating LP, 7.500%, 2/1/11	1,925,996
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,241,700
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,123,458
1,000,000	Transocean, Inc., 6.000%, 3/15/18	1,088,551
3,803,000	XTO Energy, Inc., 7.500%, 4/15/12	4,260,661

		10,640,366

Financials— 15.0%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,244,826
1,000,000	Bank of America Corp., 6.250%, 4/15/12	1,076,069
2,000,000	Barrick International Bank Corp., 5.750%, 10/15/16 (a)(b)	2,101,682
2,000,000	General Electric Capital Corp., 4.875%, 10/21/10	2,042,378
1,000,000	General Electric Capital Corp., 5.250%, 10/19/12	1,073,541
2,000,000	General Electric Capital Corp., Series G, 5.720%, 8/22/11	2,025,890
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,024,068
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,085,047
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,074,926
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,943,280
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,085,702
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,025,985
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12 (a)(b)	3,287,115
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,064,231
1,000,000	MetLife, Inc., 5.700%, 6/15/35	959,146
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,105,771
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,121,666
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,118,946
2,000,000	PNC Funding Corp., 3.625%, 2/8/15	2,011,982
$2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,096,604
2,000,000	Royal Bank of Canada, 5.650%, 7/20/11	2,126,680
2,210,000	WFC Greater Bay Bancorp, 5.125%, 4/15/10	2,212,520

		36,908,055

Health Care— 1.8%
2,000,000	Astrazeneca PLC, 5.900%, 9/15/17	2,233,854
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,101,855
1,000,000	Wyeth, 5.500%, 3/15/13	1,094,562

		4,430,271

Industrials— 3.4%
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,788,285
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,203,128
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,138,678
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,249,540

		8,379,631

Materials— 1.7%
2,000,000	Nucor Corp., 5.000%, 12/1/12	2,181,710
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	2,162,202

		4,343,912

Real Estate Investment Trusts— 1.7%
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,095,816
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,019,159
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,045,543

		4,160,518

Technology— 5.4%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,182,228
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	1,917,942
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,173,498
3,000,000	IBM Corp., 7.625%, 10/15/18	3,693,552
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,203,278
1,000,000	Oracle Corp., 6.125%, 7/8/39	1,064,507

		13,235,005

Telecommunications— 3.6%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,136,354
2,000,000	Comcast Corp., 6.500%, 1/15/17	2,223,420
2,000,000	Verizon Wireless, 7.375%, 11/15/13 (a)(b)	2,313,438
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,158,514

		8,831,726

Utilities— 6.8%
2,500,000	Bay State Gas Co., 9.200%, 6/6/11	2,681,505
1,000,000	Consolidated Edison Co. of New York, Inc., 3.850%, 6/15/13	1,040,233
2,950,000	Dominion Resources, Inc., Series D, 5.000%, 3/15/13	3,138,092
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,113,993
2,000,000	Duquesne Light Co., 6.700%, 4/15/12	2,174,204
1,800,000	Gulf Power Co., 4.900%, 10/1/14	1,887,765
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,421,947
2,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	2,258,024

		16,715,763

Total Corporate Bonds (Cost $118,811,852)		124,980,246

U.S. Government Agencies—22.9%
Federal Farm Credit Bank —0.9%
$2,000,000	4.710%, 3/6/15	2,180,430
Federal Home Loan Bank –— 12.3%
3,000,000	5.000%, 9/9/11	3,172,854
3,000,000	4.375%, 6/8/12	3,171,729
1,000,000	5.625%, 6/15/12	1,010,627
3,000,000	1.750%, 12/14/12	3,009,531
3,000,000	1.750%, 3/8/13(c)	2,998,122
3,000,000	5.375%, 6/14/13	3,314,757
1,380,000	5.000%, 7/16/13	1,508,777
5,000,000	4.750%, 9/11/15	5,367,570
6,500,000	4.750%, 12/16/16	6,958,393

		30,512,360

Federal Home Loan Mortgage Corporation –— 6.9%
4,000,000	6.480%, 12/5/11	4,360,048
2,000,000	1.800%, 12/4/12	1,987,048
3,000,000	2.000%, 1/25/13	3,009,474
2,000,000	5.000%, 1/30/14	2,205,258
3,000,000	5.500%, 3/28/16	3,132,807
2,000,000	4.875%, 6/13/18	2,140,186

		16,834,821

Federal National Mortgage Association –— 2.8%
4,000,000	1.550%, 4/19/12	4,013,192
3,000,000	3.000%, 9/22/14	3,020,297

		7,033,489

Total U.S. Government Agencies (Cost $54,272,680)		56,561,100

U.S. Treasury Obligations—20.0%
U.S. Treasury Bonds –— 15.6%
1,500,000	9.125%, 5/15/18	2,101,758
4,000,000	8.750%, 8/15/20	5,653,752
4,000,000	7.125%, 2/15/23	5,155,000
4,000,000	7.625%, 2/15/25	5,435,000
4,000,000	6.750%, 8/15/26	5,080,624
4,000,000	5.250%, 11/15/28	4,355,000
4,000,000	4.250%, 5/15/39	3,706,248
7,000,000	4.500%, 8/15/39	6,759,375

		38,246,757

U.S. Treasury Inflation Protection Notes —0.9%
2,000,000	2.000%, 1/15/16	2,316,558
U.S. Treasury Notes –— 3.5%
4,000,000	3.125%, 5/15/19	3,809,688
4,000,000	6.125%, 8/15/29	4,816,248

		8,625,936

Total U.S. Treasury Obligations (Cost $46,761,156)		49,189,251

U.S. Government Mortgage Backed Agencies—3.2%
Federal Home Loan Mortgage Corporation –— 1.5%
80,031	Pool # 599630, 6.500%, 8/1/16	86,667
235,115	Pool # 254403, 6.000%, 8/1/17	254,836
1,444,303	Pool # J05518, 5.500%, 9/1/22	1,547,169
1,719,587	Pool # J08160, 5.000%, 12/1/22	1,818,415

		3,707,087

Government National Mortgage Association –— 1.7%
2,007,682	Pool # 683937, 6.000%, 2/15/23	2,168,442
1,549,300	Pool # 689593, 6.000%, 7/15/23	1,673,357
126,288	Pool # 345128, 6.500%, 1/15/24	137,022
28,727	Pool # 372962, 7.000%, 3/15/24	32,133
25,254	Pool # 373015, 8.000%, 6/15/24	29,091

		4,040,045

Total U.S. Government Mortgage Backed Agencies (Cost $7,261,007)		7,747,132

Preferred Stocks—0.3%
Financials— 0.1%
9,530	Prudential PLC, 6.500%	231,674

		231,674

Real Estate Investment Trusts— 0.2%
25,000	Public Storage, Series F, 6.450%	580,000

Total Preferred Stocks (Cost $699,570)		811,674

Cash Equivalents—1.9%
4,764,526	Huntington Money Market Fund, Interfund Shares, 0.010% (d) (e)	4,764,526

Total Cash Equivalents (Cost $4,764,526)		4,764,526

Total Investments (Cost $232,570,791) — 99.0%		244,053,929
Other Assets in Excess of Liabilities — 1.0%		2,499,213

Net Assets — 100.0%		$246,553,142

(a)	Illiquid security.
(b)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2010.
(d)	Rate disclosed is the seven day yield as of March 31, 2010.
(e)	Investment in affiliate.
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Liability Co.

  See Notes to Portfolio of Investments.

Huntington Intermediate Government Income Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—1.8%
$2,000,000	Morgan Stanley, 1.950%, 6/20/12 (a)	$2,030,186

Total Corporate Bonds (Cost $1,999,448)		2,030,186

U.S. Government Agencies—47.9%
Federal Farm Credit Bank –— 19.6%
3,000,000	2.125%, 6/18/12	3,051,105
1,000,000	4.200%, 5/15/15	1,065,413
1,000,000	4.500%, 12/15/15	1,075,183
2,000,000	4.875%, 12/16/15	2,189,324
1,000,000	3.750%, 1/29/16	1,034,238
1,000,000	3.700%, 5/26/16	1,002,136
1,000,000	4.350%, 6/17/16	1,034,429
1,000,000	5.270%, 9/1/16	1,109,632
2,000,000	5.050%, 3/8/17	2,155,858
1,000,000	5.550%, 8/1/17	1,121,654
1,000,000	4.250%, 4/16/18	1,040,048
2,000,000	5.050%, 8/1/18	2,167,390
2,000,000	3.950%, 11/25/19	2,003,912
1,000,000	5.375%, 11/10/20	1,086,257
1,000,000	5.050%, 1/16/24	1,000,794

		22,137,373

Federal Home Loan Bank –— 15.2%
1,075,000	1.750%, 12/14/12	1,078,415
1,000,000	3.750%, 6/14/13	1,054,737
3,000,000	5.375%, 6/14/13	3,314,757
1,000,000	4.375%, 9/13/13	1,077,166
830,000	4.750%, 12/12/14	901,868
1,000,000	4.375%, 2/13/15	1,061,025
2,000,000	4.750%, 9/11/15	2,147,028
2,000,000	5.250%, 11/8/17	2,054,444
1,500,000	4.250%, 3/9/18	1,553,393
3,000,000	4.125%, 12/13/19	2,952,153

		17,194,986

Federal Home Loan Mortgage Corporation –— 3.6%
2,000,000	2.500%, 1/27/14	2,010,370
2,000,000	3.000%, 9/30/15	1,987,292

		3,997,662

Federal National Mortgage Association –— 9.5%
2,000,000	1.500%, 9/25/12	1,992,046
1,000,000	3.125%, 5/15/15	997,372
3,500,000	5.000%, 4/26/17	3,510,776
1,000,000	4.125%, 2/24/20	991,771
3,000,000	5.625%, 11/15/21	3,191,298

		10,683,263

Total U.S. Government Agencies (Cost $52,191,926)		54,013,284

U.S. Government Mortgage Backed Agencies—24.5%
Federal Home Loan Mortgage Corporation –— 7.5%
331,462	Pool # M81004, 5.000%, 1/1/13	343,003
230,167	Pool # E01184, 6.000%, 8/1/17	249,537
787,600	Pool # B10827, 4.500%, 11/1/18	829,079
1,365,133	Pool # J02717, 5.500%, 11/1/20	1,470,040
745,366	Pool # C90699, 5.000%, 8/1/23	777,094
1,012,600	Pool # C91167, 5.000%, 4/1/28	1,054,549
381,639	Pool # G08005, 5.500%, 8/1/34	404,484
493,302	Pool # 1G0865, 4.895%, 7/1/35(b)	516,412
1,798,216	Pool # 972190, 5.408%, 11/1/35(b)	1,898,206
859,652	Pool # G03609, 5.500%, 10/1/37	908,778

		8,451,182

Federal National Mortgage Association –— 14.4%
$175,657	Pool # 647408, 5.000%, 10/1/17	187,564
1,065,187	Pool # 357805, 5.000%, 6/1/20	1,124,741
1,193,772	Pool # 889799, 5.500%, 2/1/23	1,281,220
385,522	Pool # 254911, 5.000%, 10/1/23	402,134
891,368	Pool # 255360, 5.000%, 8/1/24	929,033
877,837	Pool # 255767, 5.500%, 6/1/25	931,519
1,254,413	Pool # 255984, 4.500%, 11/1/25	1,302,548
887,213	Pool # 256116, 6.000%, 2/1/26	948,430
711,321	Pool # 256213, 6.000%, 4/1/26	760,402
1,352,724	Pool # 257536, 5.000%, 1/1/29	1,408,154
1,199,552	Pool # MA0115, 4.500%, 7/1/29	1,216,891
632,582	Pool # 254594, 5.500%, 1/1/33	671,535
952,587	Pool # 783793, 6.000%, 7/1/34	1,027,766
799,727	Pool # 807963, 5.000%, 1/1/35	828,532
478,382	Pool # 806715, 5.500%, 1/1/35	506,644
1,011,987	Pool # 735224, 5.500%, 2/1/35	1,073,987
1,057,417	Pool # 868935, 5.500%, 5/1/36	1,116,251
508,296	Pool # 907484, 6.000%, 1/1/37	540,787

		16,258,138

Government National Mortgage Association –— 2.6%
664,424	Pool # 683552, 5.500%, 2/15/23	713,926
943,175	Pool # 666057, 5.000%, 3/15/23	1,001,508
212,577	Pool # 2699, 6.000%, 1/20/29	231,048
240,923	Pool # 576456, 6.000%, 3/15/32	261,343
744,215	Pool # 676974, 5.500%, 5/15/38	788,609

		2,996,434

Total U.S. Government Mortgage Backed Agencies (Cost $26,424,865)		27,705,754

U.S. Treasury Obligations—11.9%
U.S. Treasury Inflation Protection Notes —1.6%
1,500,000	2.000%, 1/15/16	1,737,419
U.S. Treasury Notes –— 10.3%
1,000,000	5.000%, 8/15/11	1,060,078
1,000,000	4.125%, 8/31/12	1,068,750
2,000,000	4.250%, 11/15/14	2,167,344
3,000,000	2.125%, 11/30/14	2,960,625
2,000,000	4.500%, 2/15/16	2,178,594
2,000,000	5.125%, 5/15/16	2,244,688

		11,680,079

Total U.S. Treasury Obligations (Cost $12,600,785)		13,417,498

Collateralized Mortgage Obligations—11.0%
Federal Home Loan Bank —0.4%
478,847	5.270%, 12/28/12	510,844
Federal Home Loan Mortgage Corporation –— 7.5%
205,813	Series R007, Class AC, 5.875%, 5/15/16	210,921
315,992	Series 2003-32, Class KB, 5.000%, 3/25/17	325,388
470,016	Series 2555, Class B, 4.250%, 1/15/18	492,665
185,159	Series 3046, Class YA, 5.000%, 2/15/19	187,360
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,677,564
203,148	Series 2649, Class OL, 4.500%, 4/15/26	204,954
692,503	Series 2676, Class PG, 5.500%, 1/15/29	705,945
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,035,139
$1,784,110	Series 2802, Class MB, 5.500%, 11/15/31	1,890,642
622,132	Series 2976, Class HP, 4.500%, 1/15/33	627,908

		8,358,486

Federal National Mortgage Association –— 0.8%
682,862	Series 2003-11, Class BA, 5.500%, 8/25/32	692,331
169,552	Series 2003-16, Class CB, 4.000%, 2/25/33	175,895

		868,226

Government National Mortgage Association –— 2.3%
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,606,172
1,000,000	Series 2005-55, Class PD, 5.000%, 5/20/32	1,066,291

		2,672,463

Total Collateralized Mortgage Obligations (Cost $11,816,176)		12,410,019

Cash Equivalents—2.4%
2,704,689	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	2,704,689

Total Cash Equivalents (Cost $2,704,689)		2,704,689

Total Investments (Cost $107,737,889) — 99.5%		112,281,430

Other Assets in Excess of Liabilities — 0.5%		606,698

Net Assets — 100.0%		$112,888,128

(a)	Security issued under terms of the Temporary Liquidity Guarantee Program and is guaranteed by the Federal Deposit Insurance Corporation.
(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2010.

 See Notes to Portfolio of Investments.

Huntington Mortgage Securities Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Common Stocks—9.0%
Real Estate Investment Trusts— 9.0%
10,074	Acadia Realty Trust	179,922
8,000	Alexandria Real Estate Equities, Inc.	540,800
1,000	AMB Property Corp.	27,240
4,000	American Campus Communities, Inc.	110,640
3,000	BioMed Realty Trust, Inc.	49,620
5,000	Boston Properties, Inc.	377,200
6,500	Brandywine Realty Trust	79,365
1,000	Camden Property Trust	41,630
6,000	Cogdell Spencer, Inc.	44,400
4,000	Corporate Office Properties Trust	160,520
1,000	Developers Diversified Realty Corp.	12,170
8,000	Digital Reality Trust, Inc.	433,600
16,000	Douglas Emmett, Inc.	245,920
13,000	Duke Realty Corp.	161,200
3,000	DuPont Fabros Technology, Inc.	64,770
8,000	EastGroup Properties, Inc.	301,920
8,000	Equity Lifestyle Properties, Inc.	431,040
7,000	Equity Residential	274,050
4,500	Essex Property Trust, Inc.	404,775
1,500	Federal Realty Investment Trust	109,215
7,000	HCP, Inc.	231,000
3,500	Healthcare Realty Trust, Inc.	81,515
8,000	Home Properties, Inc.	374,400
11,616	Host Hotels & Resorts, Inc.	170,174
3,000	Kilroy Realty Corp.	92,520
9,600	Kimco Realty Corp.	150,144
10,000	Kite Realty Group Trust	47,300
10,000	LaSalle Hotel Properties	233,000
11,000	Mack-Cali Realty Corp.	387,750
6,500	National Retail Properties, Inc.	148,395
1,000	Post Properties, Inc.	22,020
3,386	ProLogis Trust	44,695
5,000	Public Storage, Inc.	459,950
2,000	Realty Income Corp.	61,380
6,500	Regency Centers Corp.	243,555
6,480	Simon Property Group, Inc.	543,672
1,903	SL Green Realty Corp.	108,985
8,000	Tanger Factory Outlet Centers, Inc.	345,280
6,915	The Macerich Co.	264,914
6,376	UDR, Inc.	112,473
10,000	Ventas, Inc.	474,800
5,936	Vornado Realty Trust	449,355
5,000	Washington Real Estate Investment Trust	152,750
5,000	Weingarten Realty Investors	107,800
2,000	Westfield Group	22,127

Total Common Stocks (Cost $8,229,558)		9,379,951

U.S. Government Mortgage Backed Agencies—58.7%
Federal Home Loan Mortgage Corporation –— 17.5%
$216,978	Pool # M80927, 5.000%, 7/1/11	$224,425
5,022	Pool # E65142, 6.500%, 7/1/11	5,244
331,462	Pool # M81004, 5.000%, 1/1/13	343,106
371,941	Pool # J03237, 5.500%, 8/1/16	400,814
211,553	Pool # E96459, 5.000%, 5/1/18	225,992
787,600	Pool # B10827, 4.500%, 11/1/18	829,325
75,236	Pool # C90237, 6.500%, 11/1/18	82,878
877,633	Pool # J10396, 4.000%, 7/1/19	909,746
365,548	Pool # G12297, 6.000%, 7/1/21	395,296
1,302,976	Pool # G12867, 4.500%, 8/1/22	1,366,304
553,643	Pool # C90779, 5.000%, 1/1/24	577,383
574,354	Pool # C90859, 5.500%, 10/1/24	611,164
734,531	Pool # C90999, 5.500%, 11/1/26	779,966
1,012,600	Pool # C91167, 5.000%, 4/1/28	1,054,865
1,416,183	Pool # C91175, 5.000%, 5/1/28	1,475,293
213,422	Pool # C00730, 6.000%, 3/1/29	232,467
4,555,448	Pool # C91251, 4.500%, 6/1/29	4,667,938
712,025	Pool # A15284, 5.500%, 10/1/33	755,870
763,278	Pool # G08005, 5.500%, 8/1/34	809,086
493,302	Pool # 1G0865, 4.895%, 7/1/35(a)	516,566
453,505	Pool # G08168, 6.000%, 12/1/36	487,879
613,801	Pool # A55565, 6.000%, 12/1/36	660,325
745,691	Pool # G03498, 5.500%, 11/1/37	788,421

		18,200,353

Federal National Mortgage Association –— 35.2%
193,400	Pool # 254955, 4.000%, 10/1/10	195,017
280,942	Pool # 254486, 5.000%, 9/1/17	300,029
320,104	Pool # 663808, 5.000%, 11/1/17	341,852
441,692	Pool # 684488, 5.000%, 12/1/17	471,702
596,294	Pool # 693256, 5.000%, 4/1/18	636,434
414,988	Pool # 254720, 4.500%, 5/1/18	437,038
377,909	Pool # 786729, 5.500%, 8/1/19	408,014
631,116	Pool # 896597, 5.000%, 8/1/21	668,670
511,438	Pool # 254831, 5.000%, 8/1/23	533,636
1,086,921	Pool # 254908, 5.000%, 9/1/23	1,134,097
1,016,305	Pool # 254911, 5.000%, 10/1/23	1,060,416
434,692	Pool # 255320, 5.000%, 7/1/24	453,196
1,482,195	Pool # 932438, 4.000%, 1/1/25	1,506,553
1,982,555	Pool # AC9607, 4.000%, 1/1/25	2,015,136
1,372,161	Pool # 255711, 5.500%, 4/1/25	1,456,500
458,807	Pool # 357771, 5.000%, 5/1/25	477,764
852,240	Pool # 255834, 4.500%, 6/1/25	885,209
1,254,413	Pool # 255984, 4.500%, 11/1/25	1,302,940
1,109,016	Pool # 256116, 6.000%, 2/1/26	1,185,885
1,583,444	Pool # 257238, 5.000%, 6/1/28	1,647,656
1,498,348	Pool # 257281, 5.000%, 7/1/28	1,559,109
1,352,724	Pool # 257536, 5.000%, 1/1/29	1,408,155
1,919,284	Pool # MA0115, 4.500%, 7/1/29	1,947,626
3,612,874	Pool # AC1219, 4.500%, 8/1/29	3,694,078
1,937,133	Pool # MA0171, 4.500%, 9/1/29	1,980,673
50,662	Pool # 602879, 6.000%, 11/1/31	55,143
1,205,553	Pool # 729535, 5.500%, 7/1/33	1,279,600
173,727	Pool # 748422, 6.000%, 8/1/33	188,551
771,567	Pool # 786457, 5.303%, 7/1/34(a)	814,726
952,587	Pool # 783793, 6.000%, 7/1/34	1,027,915
478,382	Pool # 806715, 5.500%, 1/1/35	506,718
337,077	Pool # 814261, 6.000%, 1/1/35	363,732
1,011,987	Pool # 735224, 5.500%, 2/1/35	1,074,145
326,376	Pool # 836450, 6.000%, 10/1/35	349,329
670,945	Pool # 845573, 5.518%, 2/1/36(a)	708,120
666,596	Pool # 745511, 5.000%, 4/1/36	688,835
1,120,842	Pool # 745418, 5.500%, 4/1/36	1,185,132
480,858	Pool # 888029, 6.000%, 12/1/36	513,323
508,296	Pool # 907484, 6.000%, 1/1/37	540,867

		37,003,521

Government National Mortgage Association –— 6.0%
$735,142	Pool # 683915, 5.000%, 1/15/23	$780,797
781,151	Pool # 691761, 5.000%, 7/15/23	829,586
2,251,764	Pool # 605653, 5.500%, 8/15/34	2,398,753
1,404,740	Pool # 3637, 5.500%, 11/20/34	1,495,039
744,215	Pool # 676974, 5.500%, 5/15/38	788,725

		6,292,900

Total U.S. Government Mortgage Backed Agencies (Cost $59,439,633)		61,496,774

U.S. Government Agencies—6.4%
Federal Home Loan Bank –— 4.8%
$2,000,000	1.000%, 12/30/11	$2,000,308
1,000,000	4.250%, 3/9/18	1,037,336
2,000,000	4.125%, 12/13/19	1,971,998

		5,009,642

Federal Home Loan Mortgage Corporation —0.5%
500,000	4.500%, 4/2/14	541,686
Federal National Mortgage Association —1.1%
1,000,000	5.000%, 3/2/15	1,101,715

Total U.S. Government Agencies (Cost $6,487,415)		6,653,043

Collateralized Mortgage Obligations—23.2%
Citicorp Mortgage Securities, Inc. —1.3%
1,394,154	5.500%, 10/25/35	1,316,673
Federal Home Loan Bank —0.4%
437,136	4.800%, 2/25/13	463,352
Federal Home Loan Mortgage Corporation –— 14.7%
866,795	REMIC Series 2584, Class LE, 4.000%, 12/15/13	881,760
1,022,589	Series 2780, Class QC, 4.500%, 3/15/17	1,045,656
706,784	Series 3322, Class LA, 5.250%, 4/15/17	752,047
702,765	Series 2497, Class NE, 5.000%, 9/15/17	746,526
812,325	Series 2770, Class TC, 4.000%, 1/15/18	842,476
185,159	Series 3046, Class YA, 5.000%, 2/15/19	187,379
1,000,000	Series 2784, Class HJ, 4.000%, 4/15/19	1,027,424
1,000,000	Series 2541, Class VL, 5.500%, 11/15/20	1,062,776
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	1,071,700
715,971	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	756,264
692,503	Series 2676, Class PG, 5.500%, 1/15/29	705,967
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	2,041,677
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	1,064,348
1,000,000	Series 2974, Class BM, 5.000%, 9/15/31	1,035,327
1,000,000	Series 2802, Class MB, 5.500%, 11/15/31	1,060,217
622,132	Series 2976, Class HP, 4.500%, 1/15/33	628,372
541,491	Series 3002, Class CA, 5.000%, 7/15/35	555,569

		15,465,485

Federal National Mortgage Association –— 6.8%
398,011	Series 2002-62, Class VK, 5.500%, 12/25/16	406,072
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,210,643
257,205	Series 2006-4, Class A, 6.000%, 11/25/22	264,332
433,986	Series 2003-38, Class TC, 5.000%, 3/25/23	460,135
1,019,009	Series 2004-45, Class NC, 5.500%, 11/25/28	1,035,391
538,490	Series 1999-13, Class PH, 6.000%, 4/25/29	585,390
$1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	$1,049,714
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	1,065,282

		7,076,959

Total Collateralized Mortgage Obligations (Cost $23,535,049)		24,322,469

Cash Equivalents—2.3%
2,375,884	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	2,375,884

Total Cash Equivalents (Cost $2,375,884)		2,375,884

Total Investments (Cost $100,067,539) — 99.6%		104,228,121

Other Assets in Excess of Liabilities — 0.4%		451,872

Net Assets — 100.0%		$104,679,993

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.

  See Notes to Portfolio of Investments.

Huntington Ohio Tax-Free Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Municipal Bonds—93.0%
Ohio— 93.0%
$100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	$102,142
50,000	Akron, OH, Hospital Improvements Revenue, (AGM Ins.), 5.250%, 11/15/15	52,100
70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	71,460
120,000	Akron, OH, Refunding & Improvement, G.O., (Various Purposes), (National Reinsurance), 5.250%, 12/1/18	126,642
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	339,439
205,000	Avon Lake, OH, G.O., (Various Purposes), 3.500%, 12/1/17	210,683
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	214,239
200,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (AGM Ins. Student Credit Program), 5.000%, 1/15/22	217,418
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	177,558
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	331,401
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	215,432
400,000	Cincinnati, OH, Recovery Zone Facility Revenue, Series A, 4.000%, 11/1/19	405,396
355,000	Cincinnati, OH, Water System Revenue, 5.000%, 12/1/19	396,141
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	533,190
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	374,851
150,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/17	165,336
500,000	Cleveland, OH, Public Power System Revenue, Series A, (FGIC Ins.), 5.000%, 11/15/16	554,465
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	86,878
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	419,300
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	366,982
65,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	68,461
$75,000	Columbus, OH, G.O., Series A, 5.000%, 6/15/13	83,897
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	563,505
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	267,207
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM-CR, National Reinsurance), 5.000%, 1/1/21	106,212
535,000	Crawford County, OH, Unrefunded, G.O., (AMBAC Ins.), 4.750%, 12/1/19	540,741
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	259,675
350,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	378,535
250,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 4.000%, 12/1/19	255,622
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	265,742
360,000	Fairfield, OH, Local School District, G.O., (AGM Ins.), 4.250%, 12/1/18	377,849
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	158,916
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	120,083
65,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	67,322
220,000	Findlay, OH, City School District, Capital Appreciation School Facilities Construction & Improvement, G.O. , Series A, 3.662%, 12/1/17 (a)	164,564
155,000	Forest Hills, OH, Local School District Revenue, (AGM Ins.), 4.750%, 12/1/16	165,087
350,000	Franklin County, OH, Hospital Revenue, 4.000%, 11/1/16	364,777
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	199,616
35,000	Gallia County, OH, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,254
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	356,390
340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O., (FGIC Ins.), 5.000%, 12/1/15	383,965
540,000	Greene County, OH, Refunding, G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	609,617
450,000	Greene County, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 12/1/18	479,574
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	291,346
$200,000	Hamilton County, OH, Sewer System Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	216,180
280,000	Hamilton, OH, G.O., (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	305,096
260,000	Hilliard, OH, School District, Capital Appreciation Refunding School Improvement, G.O., Series B, 4.140%, 12/1/18 (a)	182,538
115,000	Hilliard, OH, School District, Refunding School Improvement, G.O., Series B, 2.000%, 12/1/10	115,979
150,000	Hudson City, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	161,782
335,000	Kent State University, OH, General Receipts Revenue, Series B, (Assured Guaranty), 5.000%, 5/1/19	367,204
250,000	Kettering, OH, City School District, Refunding, G.O., (AGM Ins.), 5.000%, 12/1/15	277,282
400,000	Kettering, OH, G.O., 4.750%, 12/1/22	421,024
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	100,347
285,000	Lakewood, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/18	303,149
100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins.), 5.375%, 12/1/14	110,562
400,000	Lorain County, OH, Hospital Revenue, Series A, 5.750%, 10/1/18	416,956
460,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins.), 5.000%, 11/15/11	479,863
235,000	Madison, OH, Local School District Refunding, G.O., (AGM Ins.), 4.000%, 12/1/17	239,672
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	513,985
1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/16	1,075,206
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	633,576
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	549,055
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	50,797
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	258,675
200,000	Mount Healthy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.250%, 12/1/19	225,082
50,000	Mount Vernon, OH, City Schools Refunding, G.O., (AGM Ins.), 5.000%, 12/1/17	54,242
480,000	Mount Vernon, OH, Waterworks Refunding Revenue, (Assured Guaranty), 5.000%, 12/1/17	527,275
25,000	New Albany, Plain Local School District, G.O., (FGIC Ins.), 5.500%, 12/1/18	27,429
$400,000	North Canton, OH, City School District, Refunding School Improvement, G.O., (Assured Guaranty Student Credit Program), 4.000%, 12/1/15	426,000
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	213,442
65,000	Ohio State Building Authority Revenue, Series A, (AGM Ins.), 5.500%, 4/1/15	70,899
400,000	Ohio State Building Authority Revenue, Series A, 5.000%, 10/1/23	435,296
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 5.500%, 10/1/14	131,828
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	160,011
500,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 4.750%, 4/1/20	517,715
500,000	Ohio State Common Schools, G.O., Series A, 5.000%, 9/15/19	543,445
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/22	159,779
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/24	158,874
300,000	Ohio State Common Schools, G.O., Series A, 4.500%, 9/15/24	305,985
150,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	160,445
140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	145,725
100,000	Ohio State Community Schools, G.O., Series B, (AGM Ins.), 5.000%, 9/15/18	104,282
175,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/15	189,782
700,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/17	744,842
225,000	Ohio State Conservation Projects, G.O., Series A, 5.000%, 3/1/19	241,193
300,000	Ohio State Higher Education, G.O., Series A, 5.000%, 5/1/22	312,450
670,000	Ohio State Higher Education, G.O., Series A, 5.000%, 2/1/24	712,351
250,000	Ohio State Higher Educational Facility Commission, Dension University Project Revenue, 5.000%, 11/1/20	265,160
25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,987
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series A, 5.000%, 9/1/23	207,136
200,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	204,884
125,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	133,355
50,000	Ohio State Major New State Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	56,837
$150,000	Ohio State Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	161,540
100,000	Ohio State Refunding Common Schools, G.O., Series D, 5.500%, 9/15/19	117,366
250,000	Ohio State Revitalization Revenue Project, Series A, (AMBAC Ins.), 5.000%, 4/1/21	263,872
450,000	Ohio State Turnpike Commission Revenue, 5.500%, 2/15/20	469,683
1,000,000	Ohio State Turnpike Commission Revenue, Series A, (MBIA-RE FGIC Ins.), 5.500%, 2/15/20	1,147,510
100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	109,246
400,000	Ohio State Water Development Authority Pollution Control Revenue, 5.000%, 6/1/17	438,040
30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,639
655,000	Ohio State, G.O., Series A, 5.375%, 9/1/23	728,609
685,000	Ohio State, Public Improvements, G.O., Series A, 5.000%, 3/1/18	724,949
395,000	Olentangy, OH, Local School District, Capital Appreciation School Facilities Construction & Improvement, G.O., Series A, 0.355%, 12/1/19 (a)	277,010
500,000	Olentangy, OH, Local School District, G.O., (AGM Ins.)., 5.000%, 12/1/18	557,570
300,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	324,531
200,000	Pickerington, OH, Local School District, School Facilities Construction & Improvements, G.O., 5.000%, 12/1/17	222,392
470,000	River Valley, OH, Local School District, School Facilities Construction & Improvements, G.O., (AGM Ins. Student Credit Program), 5.250%, 11/1/23	553,213
150,000	Seven Hills, OH, Capital Improvement, G.O., 5.250%, 12/1/18	170,043
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,102,535
200,000	Sidney, OH, City School District, G.O., (FGIC Ins.), 5.000%, 12/1/12	214,530
780,000	Southwest Licking, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	810,670
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	339,791
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	243,178
615,000	Toledo, OH, City School District, School Facilities Improvements, G.O., Student Credit Program, 4.125%, 12/1/19	623,696
$225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	235,406
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	739,508
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	314,157
220,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	233,015
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	431,420
550,000	Troy, OH, G.O., 4.750%, 12/1/22	573,958
75,000	Trumbull County, OH, G.O., (Various Purposes), (AGM Ins.), 5.000%, 12/1/20	82,568
350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins.), 5.125%, 12/1/13	376,313
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	681,940
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	540,200
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/19	320,409
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	317,409
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	532,900
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	530,490
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	423,144
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	53,817
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	158,226
100,000	Washington County, OH, Juvenile Detention Home, G.O., (AGM Ins.), 5.000%, 12/1/18	100,129
650,000	Washington Court House, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	674,895
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 3.900%, 1/15/18 (a)	47,446
325,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., Student Credit Program, 4.099%, 1/15/19 (a)	224,900
120,000	Westerville, OH, G.O., (Various Purposes), 2.750%, 12/1/17	119,341
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	215,710
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	136,260
$300,000	Wyoming, OH, City School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	323,844

Total Municipal Bonds (Cost $43,411,532)		44,185,687

Cash Equivalents—1.8%
848,877	Fidelity Institutional Tax-Exempt Portfolio, 0.110% (b)	848,877

Total Cash Equivalents (Cost $848,877)		848,877

Total Investments (Cost $44,260,409) — 94.8%		45,034,564

Other Assets in Excess of Liabilities — 5.2%		2,453,910

Net Assets — 100.0%		$47,488,474

(a)		Rate represents the effective yield at purchase.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.
AGM		Assured Guaranty Municipal Corp.
AMBAC		American Municipal Bond Assurance Corp.
FGIC		Financial Guaranty Insurance Co.
FHLMC		Federal Home Loan Mortgage Corporation
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
G.O.		General Obligation
Ins.		Insured
MBIA		Municipal Bond Insurance Association
MBIA-RE		Municipal Bond Insurance Association - Reinsurance

  See Notes to Portfolio of Investments.

Huntington Short/Intermediate Fixed Income Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Corporate Bonds—65.9%
Consumer Discretionary— 4.4%
$1,585,000	General Mills, Inc., 5.250%, 8/15/13	$1,730,381
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,062,950
1,000,000	McDonald's Corp., 4.300%, 3/1/13	1,065,321
2,000,000	Sherwin-Williams Co., 3.125%, 12/15/14	2,009,834
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,076,927

		6,945,413

Consumer Staples— 6.0%
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,003,858
1,000,000	ConAgra Foods, Inc., 5.875%, 4/15/14	1,097,885
1,000,000	H.J. Heinz Co., 5.350%, 7/15/13	1,084,353
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,166,026
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,181,138
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,059,828

		9,593,088

Energy— 8.1%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,120,405
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,092,134
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,041,017
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,075,325
1,000,000	Kinder Morgan Energy Partners, LP, 5.000%, 12/15/13	1,072,082
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,121,178
1,000,000	Nabors Industries Ltd., 5.375%, 8/15/12	1,070,209
1,000,000	Noble Corp., 5.875%, 6/1/13	1,078,665
1,000,000	Premcor Refining Group, 6.125%, 5/1/11	1,041,931
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,091,792
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,114,087

		12,918,825

Financials— 17.0%
2,000,000	American Express Co., 5.250%, 11/21/11 (a)	2,090,210
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,020,368
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,009,278
2,000,000	Caterpillar Financial Services Corp., 5.125%, 10/12/11	2,118,192
1,000,000	Charles Schwab Corp., 4.950%, 6/1/14	1,066,228
1,500,000	Citigroup, Inc., 5.125%, 2/14/11	1,545,030
1,000,000	General Electric Capital Corp., 3.500%, 8/13/12	1,033,385
1,500,000	General Electric Capital Corp., 5.250%, 10/19/12	1,610,311
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,609,173
2,000,000	HSBC Finance Corp., 4.800%, 6/15/10	2,013,252
1,000,000	Key Bank N.A., 5.500%, 9/17/12	1,051,231
433,000	Marshall & Ilsley Corp., 5.300%, 9/8/11	431,969
2,000,000	MetLife Global Funding I, 5.125%, 11/9/11 (a)	2,087,818
$1,000,000	Morgan Stanley, 0.375%, 5/7/10 (b)	1,000,161
1,500,000	PNC Funding Corp., 3.625%, 2/8/15	1,508,987
1,500,000	Principal Life, Inc., 5.150%, 9/30/11	1,560,869
1,000,000	Prudential Financial, Inc., 3.625%, 9/17/12	1,028,439
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,052,328
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,065,230

		26,902,459

Health Care— 5.8%
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,065,408
1,500,000	McKesson HBOC, Inc., 5.250%, 3/1/13	1,600,818
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,096,980
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	1,989,972
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,059,992
1,200,000	St. Jude Medical, Inc., 3.750%, 7/15/14	1,230,479
1,000,000	Wyeth, 5.500%, 3/15/13	1,094,562

		9,138,211

Industrials— 6.7%
1,000,000	3M Co., 4.375%, 8/15/13	1,072,688
2,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	2,092,852
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,130,326
1,000,000	General Dynamics Corp., 4.500%, 8/15/10	1,014,150
2,000,000	Harsco Corp., 5.125%, 9/15/13	2,118,596
1,000,000	ITT Corp., 4.900%, 5/1/14	1,062,006
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,101,564

		10,592,182

Materials— 4.8%
1,000,000	Home Depot, Inc., 5.250%, 12/16/13	1,082,864
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,077,396
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,090,855
2,000,000	Potash Corp. of Saskatchewan, Inc., 4.875%, 3/1/13	2,130,478
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,163,444

		7,545,037

Real Estate Investment Trusts— 1.0%
1,500,000	Duke Realty Corp., 5.625%, 8/15/11	1,554,192

Technology— 3.7%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,040,713
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,074,188
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,584,582
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,172,744

		5,872,227

Telecommunications— 2.7%
2,000,000	AT&T, Inc., 4.950%, 1/15/13	2,148,384
1,000,000	Comcast Corp., 5.500%, 3/15/11	1,040,386
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,156,719

		4,345,489

Transportation— 1.0%
1,500,000	CSX Corp., 6.750%, 3/15/11	1,578,036

Utilities— 4.7%
1,500,000	Dominion Resources, Inc., 4.750%, 12/15/10	1,541,024
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,067,478
$1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,619,329
1,000,000	Georgia Power Co., 4.000%, 1/15/11	1,025,437
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,097,825
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,066,563

		7,417,656

Total Corporate Bonds (Cost $100,576,370)		104,402,815

U.S. Government Agencies—27.8%
Federal Farm Credit Bank –— 5.1%
3,000,000	2.125%, 6/18/12	3,051,105
3,000,000	1.875%, 12/7/12	3,014,805
2,000,000	3.400%, 2/7/13	2,088,028

		8,153,938

Federal Home Loan Bank –— 12.8%
2,000,000	1.375%, 8/27/10	2,009,114
2,000,000	3.125%, 6/10/11	2,051,202
2,000,000	1.625%, 7/27/11	2,022,166
2,000,000	1.000%, 12/28/11	1,999,604
2,000,000	1.125%, 5/18/12	1,994,446
2,000,000	1.875%, 6/20/12	2,024,304
3,000,000	1.750%, 8/22/12	3,022,398
1,000,000	1.625%, 9/26/12	1,003,176
1,000,000	1.750%, 12/14/12	1,003,177
1,000,000	4.375%, 9/13/13	1,077,166
2,000,000	3.250%, 9/12/14	2,056,292

		20,263,045

Federal Home Loan Mortgage Corporation –— 4.5%
3,000,000	3.125%, 10/25/10	3,044,040
2,000,000	4.750%, 1/18/11	2,066,222
2,000,000	3.000%, 11/5/14	2,008,842

		7,119,104

Federal National Mortgage Association –— 5.4%
2,000,000	3.375%, 6/10/10	2,011,574
1,435,000	2.000%, 1/30/12	1,455,958
2,000,000	3.400%, 4/16/12	2,002,490
1,000,000	1.750%, 8/10/12	1,006,683
2,000,000	1.750%, 12/28/12	2,005,140

		8,481,845

Total U.S. Government Agencies (Cost $43,605,782)		44,017,932

U.S. Treasury Obligations—3.1%
U.S. Treasury Note —3.1%
5,000,000	0.875%, 2/29/12	4,989,650

Total U.S. Treasury Obligations (Cost $5,004,866)		4,989,650

Cash Equivalents—2.4%
3,863,871	Huntington Money Market Fund, Interfund Shares, 0.010% (c) (d)	3,863,871

Total Cash Equivalents (Cost $3,863,871)		3,863,871

Total Investments (Cost $153,050,889) — 99.2%		157,274,268

Other Assets in Excess of Liabilities — 0.8%		1,195,600

Net Assets — 100.0%		$158,469,868

(a)
Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of March 31, 2010.
LLC	Limited Liability Co.
LP	Limited Partnership

  See Notes to Portfolio of Investments.

Huntington Balanced Allocation Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—96.9%(a)
96,295	Huntington Dividend Capture Fund, Institutional Shares	$794,436
126,982	Huntington Fixed Income Securities Fund, Institutional Shares	2,763,123
69,280	Huntington Growth Fund, Institutional Shares	1,635,689
88,866	Huntington Income Equity Fund, Institutional Shares	1,711,552
119,286	Huntington Intermediate Government Income Fund, Institutional Shares	1,289,482
310,765	Huntington International Equity Fund, Institutional Shares	3,353,150
66,062	Huntington Macro 100 Fund, Institutional Shares	585,312
53,689	Huntington Mid Corp America Fund, Institutional Shares	758,085
81,461	Huntington Mortgage Securities Fund, Institutional Shares	736,409
43,561	Huntington New Economy Fund, Institutional Shares	431,692
37,023	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	736,009
73,995	Huntington Situs Fund, Institutional Shares	1,269,016

Total Mutual Funds (Cost $15,087,592)		16,063,955

Cash Equivalents—2.6%
436,706	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	436,706

Total Cash Equivalents (Cost $436,706)		436,706

Total Investments (Cost $15,524,298) — 99.5%		16,500,661

Other Assets in Excess of Liabilities — 0.5%		74,757

Net Assets — 100.0%		$16,575,418

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.

  See Notes to Portfolio of Investments.

Huntington Conservative Allocation Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—96.5%(a)
26,763	Huntington Dividend Capture Fund, Institutional Shares	$220,797
199,550	Huntington Fixed Income Securities Fund, Institutional Shares	4,342,214
19,236	Huntington Growth Fund, Institutional Shares	454,170
24,669	Huntington Income Equity Fund, Institutional Shares	475,133
187,576	Huntington Intermediate Government Income Fund, Institutional Shares	2,027,700
86,320	Huntington International Equity Fund, Institutional Shares	931,390
18,367	Huntington Macro 100 Fund, Institutional Shares	162,731
14,910	Huntington Mid Corp America Fund, Institutional Shares	210,535
127,870	Huntington Mortgage Securities Fund, Institutional Shares	1,155,943
12,134	Huntington New Economy Fund, Institutional Shares	120,251
58,184	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	1,156,707
20,514	Huntington Situs Fund, Institutional Shares	351,807

Total Mutual Funds (Cost $11,184,836)		11,609,378

Cash Equivalents—2.9%
342,600	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	342,600

Total Cash Equivalents (Cost $342,600)		342,600

Total Investments (Cost $11,527,436) — 99.4%		11,951,978

Other Assets in Excess of Liabilities — 0.6%		73,984

Net Assets — 100.0%		$12,025,962

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.

  See Notes to Portfolio of Investments.

Huntington Growth Allocation Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—97.2%(a)
112,632	Huntington Dividend Capture Fund, Institutional Shares	$929,217
46,700	Huntington Fixed Income Securities Fund, Institutional Shares	1,016,197
80,948	Huntington Growth Fund, Institutional Shares	1,911,186
103,798	Huntington Income Equity Fund, Institutional Shares	1,999,151
43,933	Huntington Intermediate Government Income Fund, Institutional Shares	474,911
362,815	Huntington International Equity Fund, Institutional Shares	3,914,775
77,146	Huntington Macro 100 Fund, Institutional Shares	683,510
62,604	Huntington Mid Corp America Fund, Institutional Shares	883,966
29,969	Huntington Mortgage Securities Fund, Institutional Shares	270,916
51,001	Huntington New Economy Fund, Institutional Shares	505,420
13,577	Huntington Short/Intermediate Fixed Income Securities Fund, Institutional Shares	269,913
86,404	Huntington Situs Fund, Institutional Shares	1,481,826

Total Mutual Funds (Cost $13,180,449)		14,340,988

Cash Equivalents—2.4%
355,553	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	355,553

Total Cash Equivalents (Cost $355,553)		355,553

Total Investments (Cost $13,536,002) — 99.6%		14,696,541

Other Assets in Excess of Liabilities — 0.4%		60,829

Net Assets — 100.0%		$14,757,370

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *

Tax-Free Money Market Fund	$75,364,251	$-	$-	$-
Money Market Fund	474,110,370	-	-	-
Ohio Municipal Money Market Fund	241,733,956	-	-	-
U.S. Treasury Money Market Fund	420,900,344	-	-	-
Dividend Capture Fund	83,039,188	9,644,213	(1,665,820)	7,978,393
Global Select Markets Fund	14,346,890	536,668	(261,417)	275,251
Growth Fund	114,117,083	30,747,700	(2,146,700)	28,601,000
Income Equity Fund	100,392,734	15,333,277	(2,953,793)	12,379,484
International Equity Fund	305,134,419	49,877,736	(15,249,665)	34,628,071
Macro 100 Fund	28,723,626	5,986,655	(1,933,548)	4,053,107
Mid Corp America Fund	96,508,588	54,153,469	(3,193,198)	50,960,271
New Economy Fund	50,144,684	5,527,981	(1,725,261)	3,802,720
Real Strategies Fund	88,292,800	5,603,172	(13,537,422)	(7,934,250)
Rotating Markets Fund	41,162,654	3,603,800	-	3,603,800
Situs Fund	141,176,292	44,210,326	(9,067,335)	35,142,991
Technical Opportunities Fund	9,069,427	422,766	(13,290)	409,476
Fixed Income Securities Fund	232,727,323	11,885,232	(558,626)	11,326,606
Intermediate Government Income Fund	107,737,889	4,706,130	(162,589)	4,543,541
Mortgage Securities Fund	100,067,539	4,592,217	(431,635)	4,160,582
Ohio Tax-Free Fund	44,260,409	924,924	(150,769)	774,155
Short/Intermediate Fixed Income Securities Fund	153,050,889	4,324,657	(101,278)	4,223,379
Balanced Allocation Fund	15,540,610	960,051	-	960,051
Conservative Allocation Fund	11,531,480	420,498	-	420,498
Growth Allocation Fund	13,557,374	1,139,167	-	1,139,167

* The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Funds	Investment Share Classes Offered*
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Institutional & A
Huntington Money Market Fund (“Money Market Fund”)	Institutional, A, B & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Institutional & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Institutional & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Institutional, A & B
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Institutional & A
Huntington Growth Fund (“Growth Fund”)	Institutional, A & B
Huntington Income Equity Fund (“Income Equity Fund”)	Institutional, A & B
Huntington International Equity Fund (“International Equity Fund”)	Institutional, A & B
Huntington Macro 100 Fund (“Macro 100 Fund”)	Institutional, A & B
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Institutional, A & B
Huntington New Economy Fund (“New Economy Fund”)	Institutional, A & B
Huntington Real Strategies Fund (“Real Strategies Fund”)	Institutional, A & B
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Institutional, A & B
Huntington Situs Fund (“Situs Fund”)	Institutional, A & B
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Institutional, A & B
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Institutional, A & B
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Institutional, A & B
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Institutional, A & B
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Institutional, A & B
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Institutional & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

* Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.  Effective May 1, 2010, Institutional Shares were renamed Trust Shares.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*
Tax-Free Money Market Fund
Municipal Bonds	$-	$-	$69,454,442		$-	$69,454,442	$-
Cash Equivalents	5,909,809	-	-		-	5,909,809	-
Total	5,909,809	-	69,454,442		-	75,364,251	-

Money Market Fund
Corporate Bonds	-	-	75,884,636		-	75,884,636	-
U.S. Government Agencies	-	-	119,007,788		-	119,007,788	-
Municipal Bonds	-	-	84,500,000		-	84,500,000	-
Commercial Papers	-	-	4,992,071		-	4,992,071	-
Certificates of Deposit	-	-	71,766,475		-	71,766,475	-
Cash Equivalents	85,000,000	-	-		-	85,000,000	-
Time Deposits	-	-	20,000,000		-	20,000,000	-
Repurchase Agreements	-	-	12,959,400		-	12,959,400	-
Total	85,000,000	-	389,110,370		-	474,110,370	-
Ohio Municipal Money Market Fund
Municipal Bonds	-	-	240,164,566		-	240,164,566	-
Cash Equivalents	1,569,390	-	-		-	1,569,390	-
Total	1,569,390	-	240,164,566		-	241,733,956	-
U.S Treasury Money Market Fund
U.S. Treasury Obligations	-	-	252,516,644		-	252,516,644	-
Repurchase Agreements	-	-	168,383,700		-	168,383,700	-
Total	-	-	420,900,344		-	420,900,344	-
Dividend Capture Fund
Common Stocks	64,705,886	-	-		-	64,705,886	-
Preferred Stocks	22,984,929	-	1,161,563	(1)	-	24,146,492	-
Mutual Funds	1,269,950	-	-		-	1,269,950	-
Cash Equivalents	895,253	-	-		-	895,253	-
Written Options	-	90,695	-		-	-	90,695
Total	89,856,018	90,695	1,161,563		-	91,017,581	90,695
Global Select Markets Fund
Common Stocks	9,671,766	-	-		-	9,671,766	-
Foreign Bonds	-	-	1,134,724		-	1,134,724	-
U.S. Treasury Obligations	-	-	600		-	600	-
Mutual Funds	1,342,940	-	-		-	1,342,940	-
Cash Equivalents	2,472,111	-	-		-	2,472,111	-
Written Options	-	28,585	-		-	-	28,585
Total	13,486,817	28,585	1,135,324		-	14,622,141	28,585
Growth Fund
Common Stocks	132,685,149	-	-		-	132,685,149	-
Purchased Options	504	-	-		-	504	-
Cash Equivalents	10,032,430	-	-		-	10,032,430	-
Written Options	-	384,683	-		-	-	384,683
Total	142,718,083	384,683	-		-	142,718,083	384,683
Income Equity Fund							-
Common Stocks	105,832,924	-	-		-	105,832,924	-
Preferred Stocks	2,223,328	-	-		-	2,223,328	-
Cash Equivalents	4,715,966	-	-		-	4,715,966	-
Written Options	-	267,583	-		-	-	267,583
Total	112,772,218	267,583	-		-	112,772,218	267,583
International Equity Fund
Common Stocks	302,632,047	-	-		-	302,632,047	-
Mutual Funds	17,319,060	-	-		-	17,319,060	-
Cash Equivalents	19,811,383	-	-		-	19,811,383	-
Total	339,762,490	-	-		-	339,762,490	-
Macro 100 Fund
Common Stocks	30,838,247	-	-		-	30,838,247	-
Cash Equivalents	1,938,486	-	-		-	1,938,486	-
Total	32,776,733	-	-		-	32,776,733	-
Mid Corp America Fund
Common Stocks	139,912,828	-	-		-	139,912,828	-
Cash Equivalents	7,556,031	-	-		-	7,556,031	-
Written Options	-	68,813	-		-	-	68,813
Total	147,468,859	68,813	-		-	147,468,859	68,813
New Economy Fund
Common Stocks	48,740,727	-	-		-	48,740,727	-
Cash Equivalents	5,206,677	-	-		-	5,206,677	-
Written Options	-	59,750	-		-	-	59,750
Total	53,947,404	59,750	-		-	53,947,404	59,750
Real Strategies Fund
Common Stocks	64,352,363	-	-		-	64,352,363	-
Corporate Bonds	-	-	742,500		-	742,500	-
Mutual Funds	8,025,920	-	-		-	8,025,920	-
Purchased Options	114,600	-	-		-	114,600	-
Cash Equivalents	7,123,167	-	-		-	7,123,167	-
Written Options	-	845,611	-		-	-	845,611
Total	79,616,050	845,611	742,500		-	80,358,550	845,611
Rotating Markets Fund
Mutual Funds	41,808,638	-	-		-	41,808,638	-
Cash Equivalents	2,957,816	-	-		-	2,957,816	-
Total	44,766,454	-	-		-	44,766,454	-
Situs Fund
Common Stocks	169,619,999	-	-		-	169,619,999	-
Mutual Funds	1,192,500	-	-		-	1,192,500	-
Cash Equivalents	5,506,784	-	-		-	5,506,784	-
Written Options	-	2,241,115	-		-	-	2,241,115
Total	176,319,283	2,241,115	-		-	176,319,283	2,241,115
Technical Opportunities Fund
Common Stocks	979,099	-	-		-	979,099	-
Mutual Funds	8,217,863	-	-		-	8,217,863	-
Cash Equivalents	281,941	-	-		-	281,941	-
Total	9,478,903	-	-		-	9,478,903	-
Fixed Income Securities Fund
Corporate Bonds	-	-	124,980,246		-	124,980,246	-
U.S. Government Agencies	-	-	56,561,100		-	56,561,100	-
U.S. Treasury Obligations	-	-	49,189,251		-	49,189,251	-
U.S. Government Mortgage Backed Agencies	-	-	7,747,132		-	7,747,132	-
Preferred Stocks	811,674	-	-		-	811,674	-
Cash Equivalents	4,764,526	-	-		-	4,764,526	-
Total	5,576,200	-	238,477,729		-	244,053,929	-
Intermediate Government Income Fund
Corporate Bonds	-	-	2,030,186		-	2,030,186	-
U.S. Government Agencies	-	-	54,013,284		-	54,013,284	-
U.S. Government Mortgage Backed Agencies	-	-	27,705,754		-	27,705,754	-
U.S. Treasury Obligations	-	-	13,417,498		-	13,417,498	-
Collateralized Mortgage Obligations	-	-	12,410,019		-	12,410,019	-
Cash Equivalents	2,704,689	-	-		-	2,704,689	-
Total	2,704,689	-	109,576,741		-	112,281,430	-
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	-	-	61,496,774		-	61,496,774	-
Common Stocks	9,379,951	-	-		-	9,379,951	-
U.S. Government Agencies	-	-	6,653,043		-	6,653,043	-
Collateralized Mortgage Obligations	-	-	24,322,469		-	24,322,469	-
Cash Equivalents	2,375,884	-	-		-	2,375,884	-
Total	11,755,835	-	92,472,286		-	104,228,121	-
Ohio Tax-Free Fund
Municipal Bonds	-	-	44,185,687		-	44,185,687	-
Cash Equivalents	848,877	-	-		-	848,877	-
Total	848,877	-	44,185,687		-	45,034,564	-
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	-	-	104,402,815		-	104,402,815	-
U.S. Government Agencies	-	-	44,017,932		-	44,017,932	-
U.S. Treasury Obligations	-	-	4,989,650		-	4,989,650	-
Cash Equivalents	3,863,871	-	-		-	3,863,871	-
Total	3,863,871	-	153,410,397		-	157,274,268	-
Balanced Allocation Fund
Mutual Funds	16,063,955	-	-		-	16,063,955	-
Cash Equivalents	436,706	-	-		-	436,706	-
Total	16,500,661	-	-		-	16,500,661	-
Conservative Allocation Fund
Mutual Funds	11,609,378	-	-		-	11,609,378	-
Cash Equivalents	342,600	-	-		-	342,600	-
Total	11,951,978	-	-		-	11,951,978	-
Growth Allocation Fund
Mutual Funds	14,340,988	-	-		-	14,340,988	-
Cash Equivalents	355,553	-	-		-	355,553	-
Total	14,696,541	-	-		-	14,696,541	-

* Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.
(1) Consists of Allianz SE, 8.375% listed under Financials.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts--Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2010, Global Select Markets Fund, International Equity Fund, Real Strategies Fund, Situs Fund and Technical Opportunities Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts--Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		400	$ 94,118
Options written		-	-
Options expired		-	-
Options closed		(300)	(69,349)
Options exercised		(3)	(743)
Outstanding at 3/31/2010		97	$ 24,026

At March 31, 2010, Dividend Capture Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
M&T Bank Corp.	Call	April 2010	$ 70	97	$ 90,695	$ (66,669)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (66,669)

The following is a summary of Global Select Markets Fund for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		-	$ -
Options written		421	54,495
Options expired		(195)	(26,780)
Options closed		(50)	(7,100)
Options exercised		-	-
Outstanding at 3/31/2010		176	$ 20,615

At March 31, 2010, Global Select Markets had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
China Mobile	Put	April 2010	$ 47.5	35	$ 1,925	$ 1,360
Encana Corp.	Put	April 2010	34	75	22,500	(12,599)
Icici Bank	Put	April 2010	39	40	1,200	2,680
Petroleo	Put	May 2010	42	25	2,937	137
Rio Tinto	Put	April 2010	210	1	23	452
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (7,970)

The following is a summary of Growth Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		4,207	$ 529,707
Options written		3,049	590,113
Options expired		(390)	(55,943)
Options closed		(3,471)	(476,090)
Options exercised		(1,883)	(350,408)
Outstanding at 3/31/2010		1,512	$ 237,379

At March 31, 2010, Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agrium, Inc.	Call	April 2010	$ 70	83	$ 19,505	$ (5,644)
Allergan, Inc.	Call	April 2010	65	120	16,800	(9,120)
Anadarko Petroleum Corp.	Call	May 2010	75	43	10,535	(6,106)
Apache Corp.	Call	April 2010	110	33	495	3,366
Apollo Group, Inc.	Call	May 2010	70	62	3,875	9,889
Apple, Inc.	Call	April 2010	230	95	76,475	(58,425)
Blackrock, Inc.	Call	April 2010	240	27	607.50	5,440
Express Scripts, Inc.	Call	May 2010	95	100	85,500	(66,800)
Halliburton Co.	Call	April 2010	33	160	1,280	19,199
Netflix, Inc.	Call	April 2010	70	150	68,250	(30,567)
Peabody Energy Corp.	Call	June 2010	50	100	16,500	(900)
Posco-ADR	Call	May 2010	135	30	2,100	6,510
Research in Motion Ltd.	Call	June 2010	85	235	39,715	(8,923)
Salesforce.com, Inc.	Call	May 2010	75	62	22,940	(15,997)
State Street Co.	Call	May 2010	50	150	6,000	11,549
Visa, Inc.	Call	June 2010	95	62	14,105	(775)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (147,304)

The following is a summary of Income Equity Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		700	$ 86,191
Options written		5,690	237,110
Options expired		-	-
Options closed		-	-
Options exercised		(700)	(86,191)
Outstanding at 3/31/2010		5,690	$ 237,110

At March 31, 2010, Income Equity Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AstraZeneca PLC	Call	July 2010	$ 50	430	$ 17,200	$ 3,870
Eastman Chemical Co.	Call	June 2010	70	200	16,000	(4,200)
HCP, Inc.	Call	July 2010	35	570	52,725	(30,491)
Intel Corp.	Call	July 2010	24	630	32,130	(15,751)
J.C. Penney Company, Inc.	Call	May 2010	34	300	22,500	(10,533)
Meadwestvaco Corp.	Call	June 2010	27.5	415	24,900	(255)
Microsoft Corp.	Call	July 2010	32	660	27,390	2,970
Sanofi-Aventis	Call	June 2010	42.5	550	5,500	9,544
Time Warmer, Inc.	Call	July 2010	34	500	22,500	1,054
Total SA	Call	May 2010	65	220	4,400	4,180
Whirlpool Corp.	Call	June 2010	100	165	16,088	4,939
XL Capital Ltd.	Call	July 2010	22	1050	26,250	4,200
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (30,473)

The following is a summary of Macro 100 Fund's written option activity for the year ended March 31, 2010.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	89	$ 8,174
Options written	-	-
Options expired	(89)	(8,174)
Options closed	-	-
Options exercised	-	-
Outstanding at 3/31/2010	-	$ -

At March 31, 2010, Macro 100 Fund had no outstandung options.

The following is a summary of Mid Corp Fund's written option activity for the period ended March 31, 2010:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2009	-		$ -
Options written	655		76,819
Options expired	-		-
Options closed	-		-
Options exercised	-		-
Outstanding at 3/31/2010	655		$ 76,819

At March 31, 2010, Mid Corp Fund's Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Biogen Idec, Inc.	Call	April 2010	$ 60	60	$ 3,150	$ 7,170
Cummins, Inc	Call	June 2010	70	100	12,000	699
Cytec Industries, Inc.	Call	May 2010	50	100	10,750	(1,850)
J Crew Group	Call	June 2010	55	100	5,750	4,950
L-3 Communications Holdings, Inc.	Call	April 2010	95	100	3,000	7,700
Lubrizol Corp.	Call	June 2010	100	80	15,600	(8,880)
Polo Ralph Lauren Corp.	Call	April 2010	85	60	10,200	(1,680)
Schnitzer Steel Industries, Inc.	Call	May 2010	55	20	4,950	(1,310)
Whirlpool Corp.	Call	June 2010	100	35	3,413	1,207
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 8,006

The following is a summary of New Economy Fund's written option activity for the period ended March 31, 2010:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2009	354		$ 92,691
Options written	773		232,098
Options expired	-		-
Options closed	(859)		(257,834)
Options exercised	-		-
Outstanding at 3/31/2010	268		$ 66,955

At March 31, 2010, New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
United Therapeutical Corp.	Call	May 2010	$ 55	125	$ 41,875	$ 5,249
Oshkosh Corp.	Call	April 2010	40	143	17,875	1,956
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 7,205

The following is a summary of Real Strategies Fund's written option activity for the period ended March 31, 2010:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2009		3,327	$ 449,858
Options written		9,519	1,636,076
Options expired		(2,397)	(358,648)
Options closed		(4,185)	(827,734)
Options exercised		(673)	(86,421)
Outstanding at 3/31/2010		5,591	$ 813,131

At March 31, 2010, Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Allegheny	Put	May 2010	$ 55	200	$ 82,000	$ (2,536)
Arch Coal, Inc.	Put	April 2010	25	199	46,765	(8,558)
Barrick Gold Corp.	Put	April 2010	37	200	8,600	9,200
Bucyrus, International, Inc.	Call	April 2010	70	171	11,970	10,944
Canadian National Railways Company	Call	April 2010	55	120	67,200	(58,920)
Devon Energy Corp.	Put	April 2010	70	125	72,500	5,192
Freeport	Put	April 2010	80	100	11,050	24,739
Hecla Mining Co.	Put	April 2010	5	1,500	9,000	64,572
Ishare	Put	January 2011	16	600	74,100	59,698
Marathon Oil Corp.	Put	April 2010	32	267	20,025	5,073
Monsanto Co.	Call	April 2010	75	134	6,901	9,715
SuncorEnergy, Inc.	Put	April 2010	32	375	19,500	25,639
Suntech Power Holdings Co., Ltd.	Put	April 2010	15	600	73,500	(10,103)
United States Natural Gas Fund	Put	January 2011	10	1,000	342,500	(167,135)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (32,480)

The following is a summary of Situs Fund's written option activity for the period ended March 31, 2010:

Contracts	Number of Contracts		Premium
Outstanding at 12/31/2009	16,927		$ 2,771,876
Options written	-		-
Options expired	(1,150)		(200,244)
Options closed	(972)		(172,555)
Options exercised	(3,942)		(781,390)
Outstanding at 3/31/2010	10,863		$ 1,617,687

At March 31, 2010, Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
BB&T Corp.	Call	June 2010	$ 29	700	$ 269,500	$ (179,067)
Cabela's, Inc.	Call	June 2010	15	1,500	438,750	(315,753)
Fresh Del Monte	Call	June 2010	25	800	12,000	97,597
Honda Motor Co., Ltd	Call	July 2010	35	300	63,000	(902)
Jacobs Engineering Group, Inc.	Call	July 2010	40	520	327,600	(188,764)
Oceanering International, Inc.	Call	April 2010	55	27	23,895	(8,856)
Overseas Shipholding Group, Inc.	Call	April 2010	40	250	22,500	76,747
Polo Ralph Lauren Corp.	Call	April 2010	85	180	30,600	49,858
Protective Life Corp.	Call	April 2010	20	1,000	205,000	(103,003)
Quanta Services, Inc.	Call	May 2010	20	1,000	55,000	101,996
Sanderson Farms, Inc.	Call	May 2010	45	400	348,000	(257,202)
Sigma Designs, Inc.	Call	April 2010	15	1,500	3,750	67,428
Terrra Industries, Inc.	Call	June 2010	40	78	104,130	(83,851)
Texas Industries, Inc.	Call	April 2010	40	500	3,750	107,252
UGI Corp.	Call	July 2010	25	580	118,900	(62,641)
Universal Forest	Call	April 2010	40	528	42,240	100,172
Weingarten Realty Investors	Call	April 2010	20	1,000	172,500	(24,439)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (623,428)

F. Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. PFPC Trust Company (“PFPC”) serves as the sub-custodian for the securities lending program. PFPC retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

As of March 31, 2010, the Funds were not participating in a securities lending program.

G. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At March 31, 2010, the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 3.1% and 2.6% of net assets, respectively, as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)
Fixed Income Securities Fund:
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,101,682
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,287,115
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,313,438
Short Intermediate Fixed Income Securities Fund:
American Express Co., 5.250%, 11/21/11	(b)	2,000,000	1,974,280	2,090,210
MetLife Global Funding I, 5.125%, 11/9/11	3/5/08	2,000,000	2,060,600	2,087,818

(a) Purchased on various dates beginning 11/20/08.
(b) Purchased on various dates beginning 1/13/09.

H. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

I. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
Dividend Capture Fund	$1,008,304	$4,156,146	$(4,269,197)	$895,253	$33
Global Select Markets Fund	151	3,153,861	(682,151)	2,471,861	71
Growth Fund	515,548	18,938,592	(9,421,710)	10,032,430	71
Income Equity Fund	843,426	8,793,771	(4,921,231)	4,715,966	73
International Equity	8,877,051	40,460,777	(29,526,445)	19,811,383	563
Macro 100 Fund	2,087,400	1,413,837	(1,562,751)	1,938,486	52
Mid Corp America Fund	6,946,743	6,400,376	(5,791,088)	7,556,031	178
New Economy Fund	4,594,933	14,727,620	(14,115,876)	5,206,677	105
Real Strategies Fund	8,766,417	4,631,140	(6,274,390)	7,123,167	233
Rotating Markets Fund	2,012,698	6,149,131	(5,204,013)	2,957,816	84
Situs Fund	1,505,460	16,639,419	(12,638,095)	5,506,784	93
Technical Opportunities Fund	214,085	807,103	(739,247)	281,941	15
Fixed Income Securities Fund	5,082,016	17,440,386	(17,757,876)	4,764,526	163
Intermediate Government Income Fund	2,143,403	11,678,606	(11,117,320)	2,704,689	92
Mortgage Securities Fund	2,781,569	7,508,959	(7,914,644)	2,375,884	69
Short/Intermediate Fixed Income Securities Fund	5,261,922	14,789,807	(16,187,858)	3,863,871	122

Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

Balanced Allocation Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
Money Market Fund	$168,439	$1,457,701	$(1,189,434)	$436,706	$6
Dividend Capture Fund	658,235	138,408	(39,224)	794,436	6,908
Growth Fund	1,360,546	270,219	(30,275)	1,635,689	-
Income Equity Fund	1,392,759	291,829	(28,829)	1,711,552	9,023
International Equity	2,727,944	610,864	-	3,353,150	86
Macro 100 Fund	485,037	96,687	(27,114)	585,312	5
Mid Corp America Fund	636,592	125,349	(57,472)	758,085	9
New Economy Fund	366,926	71,505	(32,132)	431,692	-
Situs Fund	1,081,195	209,981	(114,145)	1,269,016	11
Fixed Income Securities Fund	2,212,275	538,196	-	2,763,123	19,438
Intermediate Government Income Fund	1,031,894	251,270	-	1,289,482	8,578
Mortgage Securities Fund	594,823	133,186	-	736,409	3,197
Short/Intermediate Fixed Income Securities Fund	593,721	139,463	-	736,009	3,614

Conservative Allocation Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
Money Market Fund	$123,821	$590,329	$(371,550)	$342,600	$3
Dividend Capture Fund	216,561	9,654	(16,606)	220,797	2,049
Growth Fund	447,260	15,603	(18,041)	454,170	-
Income Equity Fund	457,610	19,077	(17,403)	475,133	2,749
International Equity	896,554	33,978	-	931,390	-
Macro 100 Fund	159,612	5,591	(11,748)	162,731	-
Mid Corp America Fund	209,368	7,237	(22,280)	210,535	-
New Economy Fund	121,007	4,140	(12,611)	120,251	-
Situs Fund	355,064	12,104	(43,140)	351,807	-
Fixed Income Securities Fund	4,113,792	202,604	-	4,342,214	34,240
Intermediate Government Income Fund	1,919,886	95,359	-	2,027,700	15,135
Mortgage Securities Fund	1,104,907	45,163	(9,300)	1,155,943	5,484
Short/Intermediate Fixed Income Securities Fund	1,104,188	46,997	-	1,156,707	6,376

Growth Allocation Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
Money Market Fund	$222,574	$1,102,089	$(969,110)	$355,553	$5
Dividend Capture Fund	831,893	105,378	(52,196)	929,217	8,129
Growth Fund	1,717,941	199,591	(45,727)	1,911,186	-
Income Equity Fund	1,757,710	219,566	(42,537)	1,999,151	10,735
International Equity	3,440,856	521,902	(58,096)	3,914,775	33
Macro 100 Fund	612,087	71,381	(36,511)	683,510	2
Mid Corp America Fund	802,306	92,416	(74,542)	883,966	3
New Economy Fund	464,258	52,922	(42,276)	505,420	-
Situs Fund	1,364,686	155,008	(147,540)	1,481,826	4
Fixed Income Securities Fund	878,910	147,107	(15,073)	1,016,197	7,394
Intermediate Government Income Fund	410,555	68,833	(7,041)	474,911	3,270
Mortgage Securities Fund	236,406	35,300	(4,027)	270,916	1,199
Short/Intermediate Fixed Income Securities Fund	235,224	37,551	(4,005)	269,913	1,372

J. Concentration of Credit Risk

Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at March 31, 2010, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.

THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—96.8%(a)
172,991	Huntington Fixed Income Securities Fund, Institutional Shares	$3,764,286
50,490	Huntington VA Dividend Capture Fund	475,618
295,334	Huntington VA Growth Fund	2,144,127
171,629	Huntington VA Income Equity Fund	1,429,669
88,817	Huntington VA International Equity Fund	1,191,929
70,917	Huntington VA Macro 100 Fund	594,287
30,488	Huntington VA Mid Corp America Fund	475,607
67,892	Huntington VA Mortgage Securities Fund	775,330
45,957	Huntington VA New Economy Fund	533,559
23,462	Huntington VA Situs Fund	297,034

Total Mutual Funds (Cost $11,096,015)		11,681,446

Cash Equivalents—2.4%
291,345	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	291,345

Total Cash Equivalents (Cost $291,345)		291,345

Total Investments (Cost $11,387,360) — 99.2%		11,972,791

Other Assets in Excess of Liabilities — 0.8%		95,254

Net Assets — 100.0%		$12,068,045

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.

See Notes to Portfolio of Investments.

Huntington VA Dividend Capture Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—70.4%
Consumer Discretionary— 5.9%
11,000	Comcast Corp., Class A	$207,020
6,500	J.C. Penney Co., Inc.	209,105
24,500	Newell Rubbermaid, Inc.	372,400
7,500	The TJX Cos., Inc.	318,900
1,000	The Walt Disney Co.	34,910
15,500	Time Warner, Inc.	484,685
5,500	V.F. Corp.	440,825

		2,067,845

Consumer Staples— 7.8%
14,500	Archer-Daniels-Midland Co.	419,050
16,500	Avon Products, Inc.	558,855
7,000	General Mills, Inc.	495,530
5,250	Kimberly-Clark Corp.	330,120
10,000	Reynolds American, Inc.	539,800
6,500	The J.M. Smucker Co.	391,690

		2,735,045

Energy— 7.1%
5,500	Chevron Texaco Corp.	417,065
9,500	ConocoPhillips	486,115
9,000	Eni SpA ADR	422,370
7,000	Exxon Mobil Corp.	468,860
7,500	Halliburton Co.	225,975
11,500	Spectra Energy Corp.	259,095
14,000	Tesoro Corp.	194,600

		2,474,080

Financials— 12.9%
6,500	Aflac, Inc.	352,885
17,000	American Financial Group, Inc.	483,650
3,000	Annaly Capital Management, Inc.	51,540
11,250	Chubb Corp.	583,312
4,500	Delphi Financial Group, Inc., Class A	113,220
5,000	Everest Re Group Ltd.	404,650
9,500	Federated Investors, Inc., Class B	250,610
6,500	JPMorgan Chase & Co.	290,875
5,500	M&T Bank Corp. (a)	436,590
6,500	Royal Bank of Canada	379,275
8,500	Selective Insurance Group, Inc.	141,100
12,000	The Bank of New York Mellon Corp.	370,560
5,000	The Travelers Cos., Inc.	269,700
13,000	Unitrin, Inc.	364,650

		4,492,617

Health Care— 6.2%
4,000	Abbott Laboratories	210,720
13,000	AstraZeneca PLC ADR	581,360
7,000	Baxter International, Inc.	407,400
11,500	Eli Lilly & Co.	416,530
32,000	Pfizer, Inc.	548,800

		2,164,810

Industrials— 8.9%
7,750	3M Co.	647,667
15,000	A.O. Smith Corp.	788,550
5,500	Flowserve Corp.	606,485
9,000	Joy Global, Inc.	509,400
7,000	Masco Corp.	108,640
7,500	Raytheon Co.	428,400

		3,089,142

Materials— 1.5%
13,000	MeadWestvaco Corp.	332,150
6,000	Southern Copper Corp.	190,020

		522,170

Real Estate Investment Trusts— 11.7%
9,000	Acadia Realty Trust	160,740
4,000	EastGroup Properties, Inc.	150,960
2,500	Entertainment Properties Trust	102,825
5,500	Equity Residential	215,325
13,000	HCP, Inc.	429,000
9,000	Health Care REIT, Inc.	407,070
12,500	Highwoods Properties, Inc.	396,625
3,500	Liberty Property Trust	118,790
8,000	Mack-Cali Realty Corp.	282,000
5,500	Mid-America Apartment Communities, Inc.	284,845
9,500	National Health Investors, Inc.	368,220
10,000	National Retail Properties, Inc.	228,300
3,750	PS Business Parks, Inc.	200,250
17,000	Ramco-Gershenson Properties Trust	191,420
5,374	Simon Property Group, Inc.	450,879
3,000	Sovran Self Storage, Inc.	104,580

		4,091,829

Technology— 2.9%
14,000	Intel Corp.	311,640
2,500	International Business Machines Corp.	320,625
2,000	Microsoft Corp.	58,540
18,124	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	190,121
5,500	Texas Instruments, Inc.	134,585

		1,015,511

Telecommunications— 2.4%
8,500	AT&T, Inc.	219,640
14,500	CenturyTel, Inc.	514,170
3,500	Verizon Communications, Inc.	108,570

		842,380

Utilities— 3.1%
6,500	American Electric Power Co., Inc.	222,170
11,000	Duke Energy Corp.	179,520
6,000	Nicor, Inc.	251,520
21,000	Xcel Energy, Inc.	445,200

		1,098,410

Total Common Stocks (Cost $22,282,201)		24,593,839

Preferred Stocks—26.3%
Consumer Discretionary— 1.0%
1,000	Comcast Corp., 7.000%	25,410
13,000	Viacom, Inc., 6.850%	324,610

		350,020

Financials— 20.9%
15,000	Allianz SE, 8.375%	387,187
6,000	ASBC Capital I, 7.625%	131,880
12,000	Barclays Bank PLC, Series 2, ADR 6.625%	272,400
16,000	BB&T Capital Trust V, 8.950%	435,200
14,000	Credit Suisse Guernsey, 7.900%	362,460
3,500	HSBC Holdings PLC, Series A, ADR 6.200%	79,870
15,000	JPM Chase Capital XXVI, 8.000%	406,950
5,000	KeyCorp Capital VIII, 7.000%	112,600
13,000	Merrill Lynch & Co. Capital Trust V, 7.280%	298,350
12,000	MetLife, Inc., Series B, 6.500%	294,600
24,000	Morgan Stanley Capital Trust, 6.600%	552,960
37,000	National City Capital Trust II, 6.625%	879,860
12,104	Partnerre Ltd., Series D, 6.500%	290,012
11,914	PLC Capital Trust IV, 7.250%	290,106
20,000	Prudential Financial, Inc., 9.000%	553,000
11,686	Prudential PLC, 6.500%	284,087
21,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	521,714
6,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	128,400
4,692	SunTrust Capital IX, 7.875%	117,488
19,000	Telephone & Data Systems, Inc., Series A, 7.600%	471,200
16,000	Wachovia Capital Trust X, 7.850%	412,640

		7,282,964

Real Estate Investment Trusts— 2.2%
16,000	Public Storage, Series F, 6.450%	371,200
16,000	Vornado Realty LP, 7.875%	402,720

		773,920

Utilities— 2.2%
4,000	BGE Capital Trust II, 6.200%	96,960
11,000	Dominion Resources, Inc., Series A, 8.375%	305,580
10,000	FPL Group Capital, Inc., Series A, 6.600%	259,400
4,000	Xcel Energy, Inc., 7.600%	107,680

		769,620

Total Preferred Stocks (Cost $8,456,064)		9,176,524

Mutual Funds—1.4%
Exchange Traded Funds— 1.4%
21,000	The Technology Select Sector SPDR Fund	484,890

Total Mutual Funds (Cost $383,684)		484,890

Cash Equivalents—1.7%
601,474	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	601,474

Total Cash Equivalents (Cost $601,474)		601,474

Total Investments (Cost $31,723,423) — 99.8%		34,856,727

Other Assets in Excess of Liabilities — 0.2%		60,349

Net Assets — 100.0%		$34,917,076

(a)	All or a portion of security is pledged as collateral for options written.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Huntington VA Growth Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—82.3%
Consumer Discretionary— 4.7%
1,000	Apollo Group, Inc., Class A *(a)	$61,290
1,750	Bed Bath & Beyond, Inc. *	76,580
5,755	DIRECTV, Class A *	194,577
2,000	McDonald's Corp.	133,440
4,000	Netflix, Inc. *(a)	294,960

		760,847

Consumer Staples— 6.5%
1,650	Colgate-Palmolive Co.	140,679
600	Companhia de Bebidas das Americas ADR	54,996
2,800	General Mills, Inc.	198,212
3,750	Hormel Foods Corp.	157,537
1,300	Kellogg Co.	69,459
1,100	Kimberly-Clark Corp.	69,168
3,100	Procter & Gamble Co.	196,137
2,800	Wal-Mart Stores, Inc.	155,680

		1,041,868

Energy— 12.3%
2,700	Alpha Natural Resources, Inc. *	134,703
1,500	Anadarko Petroleum Corp. (a)	109,245
900	Apache Corp. (a)	91,350
1,150	Cameron International Corp. *	49,289
1,250	Chevron Texaco Corp.	94,788
2,100	ConocoPhillips	107,457
3,600	Enbridge, Inc.	171,900
1,300	EnCana Corp.	40,339
800	EOG Resources, Inc.	74,352
2,232	Exxon Mobil Corp.	149,499
2,800	Halliburton Co. (a)	84,364
1,850	National Oilwell Varco, Inc.	75,073
1,600	Noble Corp.	66,912
1,000	Noble Energy, Inc.	73,000
3,000	Peabody Energy Corp.	137,100
1,370	Range Resources Corp.	64,212
2,900	Schlumberger Ltd.	184,034
5,550	Southwestern Energy Co. *	225,996
1,100	Ultra Petroleum Corp. *	51,293

		1,984,906

Financials— 3.9%
280	BlackRock, Inc. (a)	60,973
600	CME Group, Inc.	189,666
1,800	Global Payments, Inc.	81,990
3,250	State Street Corp. (a)	146,705
1,860	U.S. Bancorp	48,137
1,100	Visa, Inc., Class A (a)	100,133

		627,604

Health Care— 15.0%
2,740	Aetna, Inc.	$96,201
3,000	Allergan, Inc. (a)	195,960
2,830	Baxter International, Inc.	164,706
1,000	Becton, Dickinson & Co.	78,730
1,400	Celgene Corp. *	86,744
2,205	Express Scripts, Inc. *(a)	224,381
4,800	Fresenius Medical Care AG & Co. KGaA ADR	269,568
3,825	Medco Health Solutions, Inc. *	246,942
3,800	Merck & Co., Inc.	141,930
1,162	Novo-Nordisk A/S ADR	89,614
1,100	Quest Diagnostics, Inc.	64,119
3,760	Stryker Corp.	215,147
3,900	Teva Pharmaceutical Industries Ltd. ADR	246,012
1,700	Varian Medical Systems, Inc. *	94,061
5,000	Watson Pharmaceutical, Inc. *	208,850

		2,422,965

Industrials— 8.0%
1,800	3M Co.	150,426
1,700	CSX Corp.	86,530
1,000	Fedex Corp.	93,400
1,150	Fluor Corp.	53,486
2,500	Foster Wheeler AG *	67,850
900	POSCO ADR (a)	105,309
2,600	Union Pacific Corp.	190,580
1,870	United Technologies Corp.	137,651
3,150	W.W. Grainger, Inc.	340,578
2,600	Wyndham Worldwide Corp.	66,898

		1,292,708

Materials— 3.3%
2,180	Agrium, Inc. (a)	153,973
3,120	ArcelorMittal, Class A NYS	136,999
1,700	Tenaris SA ADR	72,998
4,955	Vale SA ADR	159,502

		523,472

Technology— 26.6%
2,580	Apple, Inc. *(a)	606,119
2,000	Automatic Data Processing, Inc.	88,940
2,246	BMC Software, Inc. *	85,348
4,392	Corning, Inc.	88,762
520	Google, Inc., Class A *	294,845
3,537	Hewlett-Packard Co.	187,992
3,255	International Business Machines Corp.	417,454
4,500	Intuit, Inc. *	154,530
4,600	Jabil Circuit, Inc.	74,474
585	MasterCard, Inc., Class A	148,590
7,870	Microsoft Corp.	230,355
16,800	Oracle Corp.	431,592
400	Priceline.com, Inc. *	102,000
4,800	QUALCOMM, Inc.	201,552
6,250	Research In Motion Ltd. *	462,187
2,300	Salesforce.com, Inc. *(a)	171,235
4,000	SanDisk Corp. *	138,520
4,905	Seagate Technology *	89,565
3,950	Sybase, Inc. *	184,149
4,800	Symantec Corp. *	81,216
2,150	Texas Instruments, Inc.	52,611

		4,292,036

Telecommunications— 1.4%
2,100	America Movil SA de CV ADR, Series L	$105,714
2,900	American Tower Corp., Class A *	123,569

		229,283

Transportation— 0.6%
2,400	Expeditors International of Washington, Inc.	88,608

Total Common Stocks (Cost $11,438,479)		13,264,297

Option Purchased—0.0%
14	Halliburton Co., Put @ 25,
	Expiring April 2010	42

Total Option Purchased (Cost $1,145)		42

Cash Equivalents—17.6%
2,827,873	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	2,827,873

Total Cash Equivalents (Cost $2,827,873)		2,827,873

Total Investments (Cost $14,267,497) — 99.9%		16,092,212

Other Assets in Excess of Liabilities — 0.1%		14,223

Net Assets — 100.0%		$16,106,435

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington VA Income Equity Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—93.7%
Consumer Discretionary— 9.9%
23,800	Comcast Corp., Class A	$447,916
8,200	J.C. Penney Co., Inc.	263,794
16,100	Limited Brands, Inc.	396,382
11,900	Time Warner, Inc. (a)	372,113
4,100	V.F. Corp.	328,615
3,800	Whirlpool Corp. (a)	331,550

		2,140,370

Consumer Staples— 10.5%
19,000	ConAgra Foods, Inc.	476,330
5,100	General Mills, Inc.	361,029
4,900	Kimberly-Clark Corp.	308,112
7,300	Molson Coors Brewing Co., Class B	307,038
5,800	Reynolds American, Inc.	313,084
36,500	Sara Lee Corp.	508,445

		2,274,038

Energy— 11.5%
5,000	BP PLC ADR	285,350
4,300	Chevron Texaco Corp.	326,069
5,200	ConocoPhillips	266,084
15,800	Enerplus Resources Fund	374,618
6,900	Eni SpA ADR	323,817
12,500	Repsol YPF SA ADR	297,250
5,500	Royal Dutch Shell PLC ADR	318,230
5,200	Total SA ADR (a)	301,704

		2,493,122

Financials— 15.7%
28,000	Banco Santander SA ADR	371,560
9,600	Bank of Montreal	582,720
9,000	Chubb Corp.	466,650
8,500	The Bank of Nova Scotia	425,170
7,700	The Toronto-Dominion Bank	574,266
9,800	The Travelers Cos., Inc.	528,612
24,500	XL Capital Ltd., Class A (a)	463,050

		3,412,028

Health Care— 9.6%
10,000	AstraZeneca PLC ADR (a)	447,200
11,000	Eli Lilly & Co.	398,420
9,000	Merck & Co., Inc.	336,150
24,600	Pfizer, Inc.	421,890
12,700	Sanofi-Aventis ADR (a)	474,472

		2,078,132

Industrials— 14.0%
4,000	3M Co.	334,280
5,600	General Dynamics Corp.	432,320
20,900	General Electric Co.	380,380
8,200	Northrop Grumman Corp.	537,674
15,300	Pitney Bowes, Inc.	374,085
14,600	R.R. Donnelley & Sons Co.	311,710
7,800	Thomson Reuters Corp.	283,140
9,800	Tyco International Ltd.	374,850

		3,028,439

Materials— 2.5%
4,800	Eastman Chemical Co. (a)	305,664
9,600	MeadWestvaco Corp. (a)	245,280

		550,944

Real Estate Investment Trusts— 4.4%
13,100	HCP, Inc. (a)	432,300
14,900	Mack-Cali Realty Corp.	525,225

		957,525

Technology— 6.6%
6,300	Hewlett-Packard Co.	334,845
16,400	Intel Corp. (a)	365,064
2,300	International Business Machines Corp.	294,975
14,800	Microsoft Corp. (a)	433,196

		1,428,080

Telecommunications— 3.8%
8,100	AT&T, Inc.	209,304
11,200	Vodafone Group PLC ADR	260,848
33,500	Windstream Corp.	364,815

		834,967

Utilities— 5.2%
7,500	DTE Energy Co.	334,500
14,000	Duke Energy Corp.	228,480
23,400	NiSource, Inc.	369,720
4,800	Progress Energy, Inc.	188,928

		1,121,628

Total Common Stocks (Cost $17,865,684)		20,319,273

Preferred Stocks—1.9%
Consumer Staples— 1.9%
10,100	Archer Daniels Midland Co., 6.250%	412,787

Total Preferred Stocks (Cost $326,086)		412,787

Cash Equivalents—4.3%
927,554	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	927,554

Total Cash Equivalents (Cost $927,554)		927,554

Total Investments (Cost $19,119,324) — 99.9%		21,659,614

Other Assets in Excess of Liabilities — 0.1%		22,607

Net Assets — 100.0%		$21,682,221

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA International Equity Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—83.5%
Australia— 5.7%
Consumer Staples— 3.5%
70,000	Foster's Group Ltd.	$339,712
11,600	Woolworths Ltd.	297,971

		637,683

Materials— 2.2%
10,000	BHP Billiton Ltd.	399,893

		1,037,576

Canada— 3.8%
Energy— 1.2%
3,870	Cenovus Energy, Inc.	101,433
3,870	EnCana Corp.	120,086

		221,519

Materials— 1.3%
2,000	Potash Corp. of Saskatchewan, Inc.	238,700

Telecommunications— 1.3%
8,000	BCE, Inc.	234,800

		695,019

Finland— 1.2%
Technology— 1.2%
14,000	Nokia Oyj ADR	217,560

France— 7.7%
Energy— 1.4%
4,500	Total SA ADR	261,090

Financials— 3.6%
17,709	AXA ADR	390,306
3,500	BNP Paribas	268,762

		659,068

Materials— 0.9%
2,300	Lafarge SA	161,829

Utilities— 1.8%
1,600	GDF Suez	61,799
6,823	GDF Suez ADR	264,391

		326,190

		1,408,177

Germany— 2.9%
Health Care— 1.3%
5,700	Stada Arzneimittel AG	226,316

Utilities— 1.6%
8,000	E.ON AG ADR	295,120

		521,436

Italy— 2.0%
Energy— 2.0%
9,200	Saipem SpA	355,963

Japan— 19.9%
Consumer Discretionary— 4.4%
7,010	Honda Motor Co. Ltd. ADR	247,383
4,900	Makita Corp.	161,463
25,390	Panasonic Corp. ADR	388,975

		797,821

Consumer Staples— 3.5%
14,000	Shiseido Co. Ltd.	304,055
3,400	Unicharm Corp.	328,469

		632,524

Financials— 2.6%
49	Japan Prime Realty Investment Corp.	109,093
13	Japan Real Estate Investment Corp.	110,849
48,958	Mitsubishi UFJ Financial Group, Inc. ADR	256,050

		475,992

Industrials— 4.4%
2,400	FANUC Ltd.	254,713
11,400	KOMATSU Ltd.	239,050
18,000	Mitsui & Co. Ltd.	302,535

		796,298

Technology— 4.2%
9,351	Canon, Inc. ADR	432,110
1,400	KEYENCE Corp.	334,610

		766,720

Utilities— 0.8%
5,500	The Tokyo Electric Power Co., Inc.	146,635

		3,615,990

Mexico— 1.7%
Telecommunications— 1.7%
6,200	America Movil SA de CV ADR, Series L	312,108

Netherlands— 4.0%
Consumer Discretionary— 1.9%
10,725	Koninklijke (Royal) Phillips Electronics NV NYS	343,415

Financials— 2.1%
38,172	ING Groep NV ADR *	380,193

		723,608

Netherlands Antilles— 1.4%
Energy— 1.4%
4,080	Schlumberger Ltd.	258,917

Singapore— 2.6%
Industrials— 1.1%
31,000	Keppel Corp. Ltd.	202,145

Telecommunications— 1.5%
12,005	Singapore Telecommunications ADR	270,713

		472,858

Spain— 2.9%
Financials— 2.9%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	297,183
18,000	Banco Santander SA	239,199

		536,382

Switzerland— 7.2%
Health Care— 4.7%
9,690	Novartis AG ADR	524,229
2,080	Roche Holding AG	337,425

		861,654

Materials— 2.5%
8,030	Syngenta AG ADR	445,745

		1,307,399

Taiwan— 0.9%
Technology— 0.9%
15,677	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	164,452

United Kingdom— 19.6%
Consumer Discretionary— 2.1%
24,750	Pearson PLC ADR	388,328

Consumer Staples— 5.1%
3,400	Diageo PLC ADR	229,330
6,600	Reckitt Benckiser Group PLC	362,211
10,000	Tesco PLC	66,070
13,874	Tesco PLC ADR	275,399

		933,010

Energy— 2.9%
3,750	BG Group PLC ADR	325,312
7,200	Royal Dutch Shell PLC, Class A	208,658

		533,970

Financials— 2.8%
18,300	Standard Chartered PLC	499,101

Health Care— 2.0%
9,645	GlaxoSmithKline PLC ADR	371,525

Industrials— 1.8%
36,200	Rolls-Royce Group PLC	327,084

Telecommunications— 1.7%
130,000	Vodafone Group PLC	299,816

Utilities— 1.2%
4,300	Scottish & Southern Energy PLC	71,833
8,525	Scottish & Southern Energy PLC ADR	142,197

		214,030

		3,566,864

Total Common Stocks (Cost $14,494,134)		15,194,309

Mutual Funds—5.1%
Exchange Traded Funds— 5.1%
15,200	iShares MSCI Hong Kong Index Fund	247,608
4,800	iShares MSCI South Korea Index Fund	240,000
16,300	iShares MSCI Taiwan Index Fund	204,565
6,766	Morgan Stanley India Fund	157,783
3,700	ProShares UltraShort Yen	79,328

Total Mutual Funds (Cost $727,514)		929,284

Cash Equivalents—10.7%
1,947,355	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	1,947,355

Total Cash Equivalents (Cost $1,947,355)		1,947,355

Total Investments (Cost $17,169,003) — 99.3%		18,070,948

Other Assets in Excess of Liabilities — 0.7%		123,645

Net Assets — 100.0%		$18,194,593

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Macro 100 Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—92.9%
Consumer Discretionary— 13.5%
500	Apollo Group, Inc., Class A *	$30,645
300	AutoZone, Inc. *	51,927
2,100	eBay, Inc. *	56,595
1,700	Family Dollar Stores, Inc.	62,237
800	Fortune Brands, Inc.	38,808
1,100	Hasbro, Inc.	42,108
1,700	International Game Technology	31,365
2,100	Johnson Controls, Inc.	69,279
2,000	Leggett & Platt, Inc.	43,280
1,200	Meredith Corp.	41,292
1,300	Omnicom Group, Inc.	50,453
1,350	Republic Services, Inc., Class A	39,177
2,500	Staples, Inc.	58,475
1,500	The Gap, Inc.	34,665
1,200	The Hershey Co.	51,372
1,000	The TJX Cos., Inc.	42,520
1,000	United Parcel Service, Inc., Class B	64,410

		808,608

Consumer Staples— 8.8%
1,700	Avon Products, Inc.	57,579
1,000	Colgate-Palmolive Co.	85,260
1,700	Constellation Brands, Inc. *	27,948
500	Dean Foods Co. *	7,845
1,500	Kellogg Co.	80,145
1,100	McCormick & Co., Inc.	42,196
1,400	Procter & Gamble Co.	88,578
1,400	SUPERVALU, Inc.	23,352
2,100	Sysco Corp.	61,950
800	The Clorox Co.	51,312

		526,165

Energy— 13.5%
900	Apache Corp.	91,350
1,500	BJ Services Co.	32,100
1,400	Chesapeake Energy Corp.	33,096
500	ConocoPhillips	25,585
800	Denbury Resources, Inc. *	13,496
1,100	Devon Energy Corp.	70,873
700	ENSCO International PLC ADR	31,346
600	Entergy Corp.	48,810
700	EOG Resources, Inc.	65,058
700	Integrys Energy Group, Inc.	33,166
1,900	Marathon Oil Corp.	60,116
1,200	Nabors Industries Ltd. *	23,556
500	Occidental Petroleum Corp.	42,270
900	Peabody Energy Corp.	41,130
1,100	Pinnacle West Capital Corp.	41,503
1,300	PPL Corp.	36,023
700	Range Resources Corp.	32,809
900	Rowan Cos., Inc. *	26,199
1,400	XTO Energy, Inc.	66,052

		814,538

Financials— 11.1%
1,900	H&R Block, Inc.	33,820
2,700	Hudson City Bancorp, Inc.	38,232
1,900	JPMorgan Chase & Co.	85,025
2,300	Marshall & Ilsley Corp.	18,515
1,000	Morgan Stanley	29,290
1,600	Paychex, Inc.	49,120
2,800	Progressive Corp.	53,452
1,500	SunTrust Banks, Inc.	40,185
1,600	The Allstate Corp.	51,696
700	Torchmark Corp.	37,457
3,000	U.S. Bancorp	77,640
4,054	Wells Fargo & Co.	126,160
1,100	Zions Bancorp	24,002

		664,594

Health Care— 12.8%
1,000	Becton, Dickinson & Co.	78,730
500	C.R. Bard, Inc.	43,310
1,000	Genzyme Corp. *	51,830
1,500	Gilead Sciences, Inc. *	68,220
1,400	Johnson & Johnson	91,280
1,100	McKesson Corp.	72,292
1,850	Medtronic, Inc.	83,306
4,200	Mylan Laboratories, Inc. *	95,382
1,300	Patterson Cos., Inc.	40,365
800	Sigma-Aldrich Corp.	42,928
900	Stryker Corp.	51,498
900	Zimmer Holdings, Inc. *	53,280

		772,421

Industrials— 10.7%
500	Flowserve Corp.	55,135
1,100	General Dynamics Corp.	84,920
1,400	Illinois Tool Works, Inc.	66,304
800	ITT Corp.	42,888
600	Jacobs Engineering Group, Inc. *	27,114
2,500	Masco Corp.	38,800
1,000	Pall Corp.	40,490
1,300	Pitney Bowes, Inc.	31,785
1,400	Union Pacific Corp.	102,620
1,300	United Technologies Corp.	95,693
1,700	Waste Management, Inc.	58,531

		644,280

Materials— 3.3%
1,800	Ball Corp.	96,084
1,000	Ecolab, Inc.	43,950
1,700	Pactiv Corp. *	42,806
500	The Dow Chemical Co.	14,785

		197,625

Real Estate Investment Trusts— 0.8%
1,400	HCP, Inc.	46,200

Technology— 14.5%
1,200	BMC Software, Inc. *	45,600
4,200	Cisco Systems, Inc. *	109,326
1,500	Cognizant Technology Solutions Corp., Class A *	76,470
1,300	Electronic Arts, Inc. *	24,258
1,500	Fiserv, Inc. *	76,140
1,700	Intuit, Inc. *	58,378
21,000	Jabil Circuit, Inc.	339,990
3,800	Symantec Corp. *	64,296
7,848	Xerox Corp.	76,518

		870,976

Telecommunications— 1.5%
3,000	Verizon Communications, Inc.	93,060

Utilities— 2.4%
1,300	Consolidated Edison, Inc.	57,902
1,000	Dominion Resources, Inc.	41,110
1,200	Progress Energy, Inc.	47,232

		146,244

Total Common Stocks (Cost $5,656,744)		5,584,711

Cash Equivalents—6.7%
400,552	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	400,552

Total Cash Equivalents (Cost $400,552)		400,552

Total Investments (Cost $6,057,296) — 99.6%		5,985,263

Other Assets in Excess of Liabilities — 0.4%		22,564

Net Assets — 100.0%		$6,007,827

(a)	Rate disclosed is the seven day yield as of March 31, 2010.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Mid Corp America Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—95.3%
Consumer Discretionary— 13.0%
910	Advance Auto Parts, Inc.	$38,147
3,390	Aeropostale, Inc. *	97,734
2,100	Best Buy Co., Inc.	89,334
3,320	Bob Evans Farms, Inc.	102,621
4,300	BorgWarner, Inc. *	164,174
1,140	Darden Restaurants, Inc.	50,776
4,110	Fidelity National Title Group, Inc., Class A	60,910
3,800	GameStop Corp. *	83,258
2,600	Hanover Insurance Group, Inc.	113,386
2,300	Hewitt Associates, Inc., Class A *	91,494
4,000	J. Crew Group, Inc. *	183,600
2,070	Jos. A. Bank Clothiers, Inc. *	113,126
2,800	Kohl's Corp. *	153,384
5,358	Nordstrom, Inc.	218,874
3,320	PetSmart, Inc.	106,107
1,650	Polo Ralph Lauren Corp.	140,316
2,040	Ross Stores, Inc.	109,079
4,982	Royal Caribbean Cruises Ltd. *	164,356
1,240	Sherwin-Williams Co.	83,923
1,300	UniFirst Corp.	66,950
2,120	V.F. Corp.	169,918
1,430	Whirlpool Corp.	124,768
1,100	Wolverine World Wide, Inc.	32,076

		2,558,311

Consumer Staples— 3.3%
4,230	Church & Dwight Co., Inc.	283,198
3,470	Constellation Brands, Inc. *	57,047
3,800	Dr. Pepper Snapple Group, Inc.	133,646
2,711	Ralcorp Holding, Inc. *	183,752

		657,643

Energy— 7.3%
2,100	Baker Hughes, Inc.	98,364
6,158	Chesapeake Energy Corp.	145,575
1,500	Forest Oil Corp. *	38,730
3,900	Helmerich & Payne, Inc.	148,512
1,233	Mariner Energy, Inc. *	18,458
3,770	Murphy Oil Corp.	211,836
3,700	National Fuel Gas Co.	187,035
4,684	Noble Energy, Inc.	341,932
8,800	Spectra Energy Corp.	198,264
1,493	Unit Corp. *	63,124

		1,451,830

Financials— 11.3%
1,300	Allied World Assurance Co. Holdings Ltd.	58,305
2,800	BancorpSouth, Inc.	58,688
5,200	Cincinnati Financial Corp.	150,280
3,559	City National Corp.	192,079
580	Everest Re Group Ltd.	46,939
4,610	First American Financial Corp.	156,002
2,334	FirstMerit Corp.	50,344
1,310	HCC Insurance Holdings, Inc.	36,156
7,170	Hudson City Bancorp, Inc.	101,527
2,900	Invesco Ltd.	63,539
2,667	Legg Mason, Inc.	76,463
3,800	Lincoln National Corp.	116,660
1,800	M&T Bank Corp.	142,884
8,236	Old Republic International Corp.	104,433
6,040	Principal Financial Group	176,429
2,930	Prosperity Bancshares, Inc.	120,130
3,000	T. Rowe Price Group, Inc.	164,790
4,107	Torchmark Corp.	219,766
3,610	Trustmark Corp.	88,192
2,100	Unum Group	52,017
2,800	Wilmington Trust Corp.	46,396

		2,222,019

Health Care— 10.9%
8,000	AmerisourceBergen Corp.	231,360
1,680	Biogen Idec, Inc. *	96,365
1,366	Cephalon, Inc. *	92,587
2,500	Coventry Health Care, Inc. *	61,800
100	Humana, Inc. *	4,677
6,556	Life Technologies Corp. *	342,682
3,933	Lincare Holdings, Inc. *	176,513
2,920	Owens & Minor, Inc.	135,459
5,100	PDL BioPharma, Inc.	31,671
2,100	Quest Diagnostics, Inc.	122,409
4,340	St. Jude Medical, Inc. *	178,157
9,013	Thermo Fisher Scientific, Inc. *	463,629
5,120	Watson Pharmaceutical, Inc. *	213,862

		2,151,171

Industrials— 19.6%
1,375	Alliant Techsystems, Inc. *	111,788
4,000	CNH Global NV NYS *	123,000
6,312	Cooper Industries PLC	302,597
4,600	Cummins, Inc.	284,970
2,100	Elbit Systems Ltd.	134,421
3,000	EMCOR Group, Inc. *	73,890
400	G&K Services, Inc., Class A	10,352
3,800	General Cable Corp. *	102,600
3,500	ITT Corp.	187,635
7,100	John Bean Technologies Corp.	124,534
7,138	Kennametal, Inc.	200,721
5,159	L-3 Communications Holdings, Inc.	472,719
2,100	Ladish Co., Inc. *	42,336
2,600	Mohawk Industries, Inc. *	141,388
4,479	Pall Corp.	181,355
3,134	Parker Hannifin Corp.	202,895
2,700	Precision Castparts Corp.	342,117
2,700	Quanex Building Products Corp.	44,631
900	R.R. Donnelley & Sons Co.	19,215
400	Rockwell International Corp.	22,544
2,800	Ryder System, Inc.	108,528
2,093	Stanley Black & Decker Inc.	120,159
2,100	Stericycle, Inc. *	114,450
2,821	Teleflex, Inc.	180,741
4,100	Thomas & Betts Corp. *	160,884
3,328	Weatherford International Ltd. *	52,782

		3,863,252

Materials— 6.7%
2,300	Albemarle Corp.	98,049
2,500	AptarGroup, Inc.	98,375
800	Ball Corp.	42,704
3,900	Cytec Industries, Inc.	182,286
3,600	FMC Corp.	217,944
1,900	Innophos Holdings, Inc.	53,010
3,600	Intrepid Potash, Inc. *	109,188
2,460	Lubrizol Corp.	225,631
400	Minerals Technologies, Inc.	20,736
2,400	Pactiv Corp. *	60,432
1,650	PPG Industries, Inc.	107,910
2,800	RPM International, Inc.	59,752
800	Schnitzer Steel Industries, Inc.	42,024

		1,318,041

Real Estate Investment Trusts— 2.4%
1,600	Home Properties, Inc.	74,880
3,731	Host Hotels & Resorts, Inc.	54,659
1,600	Liberty Property Trust	54,304
1,800	Mid-America Apartment Communities, Inc.	93,222
2,240	PS Business Parks, Inc.	119,616
2,440	Sovran Self Storage, Inc.	85,059

		481,740

Technology— 15.4%
29,908	Activision Blizzard, Inc.	360,691
1,500	Amdocs Ltd. *	45,165
6,400	Arris Group, Inc. *	76,864
2,895	Benchmark Electronics, Inc. *	60,042
2,530	BMC Software, Inc. *	96,140
3,200	Broadcom Corp., Class A	106,176
2,900	Citrix Systems, Inc. *	137,663
7,100	CTS Corp.	66,882
1,100	Cymer, Inc. *	41,030
2,060	Electronic Arts, Inc. *	38,440
6,205	Fidelity National Information Services, Inc.	145,445
1,900	Fiserv, Inc. *	96,444
3,732	FLIR Systems, Inc. *	105,242
5,310	Forrester Research, Inc. *	159,672
4,400	Harris Corp.	208,956
7,780	infoGROUP, Inc. *	60,684
6,810	Integrated Device Technology, Inc. *	41,745
1,600	Intersil Corp., Class A	23,616
3,900	JDA Software Group, Inc. *	108,498
1,500	Molex, Inc.	31,290
2,000	Multi-Fineline Electronix, Inc. *	51,520
4,048	NCR Corp. *	55,862
6,600	NVIDIA Corp. *	114,708
14,920	ON Semiconductor Corp. *	119,360
3,200	Parametric Technology Corp. *	57,760
2,240	Progress Software Corp. *	70,403
4,300	Sybase, Inc. *	200,466
2,800	Syntel, Inc.	107,716
4,138	Teradata Corp. *	119,547
3,862	Varian Semiconductor Equipment Associates, Inc. *	127,910

		3,035,937

Telecommunications— 1.1%
1,042	Aviat Networks, Inc. *	6,908
3,517	CenturyTel, Inc.	124,713
1,200	Telus Corp.	42,984
2,800	Turkcell Iletisim Hizmetleri AS ADR	42,168

		216,773

Utilities— 4.3%
1,600	AGL Resources, Inc.	61,840
1,296	Allete, Inc.	43,390
2,100	Atmos Energy Corp.	59,997
1,100	Constellation Energy Group, Inc.	38,621
8,081	MDU Resources Group, Inc.	174,388
1,900	New Jersey Resources Corp.	71,364
8,328	Questar Corp.	359,770
1,670	Xcel Energy, Inc.	35,404

		844,774

Total Common Stocks (Cost $12,790,900)		18,801,491

Cash Equivalents—4.6%
906,676	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	906,676

Total Cash Equivalents (Cost $906,676)		906,676

Total Investments (Cost $13,697,576) — 99.9%		19,708,167

Other Assets in Excess of Liabilities — 0.1%		17,576

Net Assets — 100.0%		$19,725,743

(a)	Rate disclosed is the seven day yield as of March 31, 2010.
(b)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA New Economy Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—89.7%
Consumer Discretionary— 14.4%
6,230	Aeropostale, Inc. *	$179,611
6,700	American Eagle Outfitters, Inc.	124,084
2,800	Bally Technologies, Inc. *	113,512
2,300	Fossil, Inc. *	86,802
2,560	Guess?, Inc.	120,269
8,500	Iconix Brand Group, Inc. *	130,560
3,300	Las Vegas Sands Corp. *	69,795
3,700	Limited Brands, Inc.	91,094
4,160	Lululemon Athletica, Inc. *	172,640
2,270	O'Reilly Automative, Inc. *	94,682
11,200	Office Depot, Inc. *	89,376
2,660	The Buckle, Inc.	97,781
3,200	Time Warner, Inc.	100,064
7,000	True Religion Apparel, Inc. *	212,520
900	Wynn Resorts Ltd.	68,247

		1,751,037

Consumer Staples— 2.6%
1,700	Diamond Foods, Inc.	71,468
1,100	Energizer Holdings, Inc. *	69,036
4,200	Hansen Natural Corp. *	182,196

		322,700

Energy— 6.8%
2,700	Alpha Natural Resources, Inc. *	134,703
2,000	FMC Technologies, Inc. *	129,260
3,700	Helmerich & Payne, Inc.	140,896
11,000	McMoRan Exploration Co. *	160,930
6,200	Patriot Coal Corp. *	126,852
9,500	Patterson-Uti Energy, Inc.	132,715

		825,356

Financials— 8.2%
8,100	AmeriCredit Corp. *	192,456
1,300	Ameriprise Financial, Inc.	58,968
1,320	Everest Re Group Ltd.	106,828
2,600	Global Payments, Inc.	118,430
9,400	New York Community Bancorp, Inc.	155,476
2,900	Protective Life Corp.	63,771
16,400	Synovus Financial Corp.	53,956
3,400	Unitrin, Inc.	95,370
4,100	Valley National Bancorp	63,017
1,500	Westamerica Bancorp	86,475

		994,747

Health Care— 14.2%
6,100	AmerisourceBergen Corp.	176,412
1,800	Beckman Coulter, Inc.	113,040
6,400	Cepheid, Inc. *	111,872
5,000	Illumina, Inc. *	194,500
8,200	Immucor, Inc. *	183,598
3,260	Life Technologies Corp. *	170,400
2,000	ResMed, Inc. *	127,300
7,000	Sequenom, Inc. *	44,170
6,600	United Therapeutics Corp. *(a)	365,178
5,900	Vertex Pharmaceuticals, Inc. *	241,133

		1,727,603

Industrials— 12.2%
2,600	Aegean Marine Petroleum Network, Inc.	73,788
7,100	AGCO Corp. *	254,677
1,800	Crane Co.	63,900
3,500	Curtiss-Wright Corp.	121,800
1,200	Flowserve Corp. (a)	132,324
3,700	Foster Wheeler AG *	100,418
3,900	Granite Construction, Inc.	117,858
4,900	KBR, Inc.	108,584
3,000	Oshkosh Corp. *(a)	121,020
3,500	Robbins & Myers, Inc.	83,370
2,200	Rockwell International Corp.	123,992
2,700	The Shaw Group, Inc. *	92,934
1,140	Valmont Industries, Inc.	94,426

		1,489,091

Materials— 10.4%
3,800	Agrium, Inc.	268,394
1,100	Ashland, Inc.	58,047
1,400	Cliffs Natural Resources, Inc.	99,330
1,500	Cytec Industries, Inc.	70,110
700	Lubrizol Corp.	64,204
1,700	NewMarket Corp.	175,083
2,100	Potash Corp. of Saskatchewan, Inc.	250,635
2,580	Pride International, Inc. *	77,684
2,000	United States Steel Corp.	127,040
800	Walter Energy, Inc.	73,816

		1,264,343

Technology— 17.8%
2,700	Adobe Systems, Inc. *	95,499
3,100	Cognex Corp.	57,319
2,620	Cree, Inc. *	183,976
2,800	F5 Networks, Inc. *	172,228
1,300	FactSet Research Systems, Inc.	95,381
14,800	Integrated Device Technology, Inc. *	90,724
1,500	Lam Research Corp. *	55,980
11,700	Marvell Technology Group Ltd. *	238,446
3,800	National Instruments Corp.	126,730
2,100	Power Integrations, Inc.	86,520
1,200	Quality Systems, Inc.	73,728
5,000	Rovi Corp. *	185,650
1,300	Salesforce.com, Inc. *	96,785
4,160	SanDisk Corp. *	144,061
4,200	Seagate Technology *	76,692
13,000	Volterra Semiconductor Corp. *	326,300
1,500	Western Digital Corp. *	58,485

		2,164,504

Telecommunications— 1.1%
17,600	ADC Telecommunications, Inc. *	128,656

Utilities— 2.0%
3,185	FirstEnergy Corp.	124,501
2,715	ONEOK, Inc.	123,940

		248,441

Total Common Stocks (Cost $10,093,447)		10,916,478

Cash Equivalents—10.5%
1,280,462	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,280,462

Total Cash Equivalents (Cost $1,280,462)		1,280,462

Total Investments (Cost $11,373,909) — 100.2%		12,196,940

Liabilities in Excess of Other Assets — (0.2)%		(27,186)

Net Assets — 100.0%		$12,169,754

(a)	All or a portion of the security is held as collateral for options.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
*	Non-income producing security.

See Notes to Portfolio of Investments.

Huntington VA Real Strategies Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Common Stocks—72.8%
Consumer Staples— 3.2%
2,900	Cosan Ltd., Class A *	$27,347
1,300	Tyson Foods, Inc., Class A	24,895

		52,242

Energy— 27.8%
200	Arch Coal, Inc.	4,570
300	Canadian Natural Resources Ltd.	22,212
300	Cenovus Energy, Inc.	7,863
600	Chesapeake Energy Corp.	14,184
1,440	El Paso Corp.	15,610
400	El Paso Pipeline Partners LP	11,156
600	EnCana Corp.	18,618
570	Enterprise Products Partners LP	19,711
500	Frontier Oil Corp.	6,750
1,000	Hugoton Royalty Trust	16,540
700	James River Coal Co. *	11,130
600	Linn Energy LLC	15,432
100	Marathon Oil Corp.	3,164
500	National Oilwell Varco, Inc.	20,290
975	Natural Resource Partners LP	25,564
490	Newfield Exploration Co. *	25,504
300	Noble Corp.	12,546
400	Peabody Energy Corp.	18,280
300	Rowan Cos., Inc. *	8,733
400	Sasol Ltd. ADR	16,508
400	Smith International, Inc.	17,128
1,200	Spectra Energy Corp.	27,036
786	StatoilHydro ASA ADR	18,337
1,100	Tesoro Corp.	15,290
400	Transocean Ltd. *	34,552
800	Valero Energy Corp.	15,760
700	XTO Energy, Inc.	33,026

		455,494

Industrials— 14.7%
900	AGCO Corp. *	32,283
300	Bucyrus International, Inc.	19,797
200	Canadian National Railway Co.	12,118
500	Deere & Co.	29,730
200	Fluor Corp.	9,302
800	Foster Wheeler AG *	21,712
600	Harsco Corp.	19,164
800	KOMATSU Ltd. ADR	16,872
1,900	Manitowoc Co.	24,700
100	POSCO ADR	11,701
600	Rayonier, Inc.	27,258
700	Robbins & Myers, Inc.	16,674

		241,311

Materials— 19.3%
250	Agrium, Inc.	17,658
600	Cameco Corp.	16,446
200	FMC Corp.	12,108
250	Monsanto Co. (a)	17,855
200	Nucor Corp.	9,076
1,900	Olin Corp.	37,278
170	Potash Corp. of Saskatchewan, Inc.	20,289
300	Praxair, Inc.	24,900
100	Rio Tinto PLC ADR	23,673
400	Sociedad Quimica y Minera de Chile SA ADR	14,956
400	Tenaris SA ADR	17,176
400	Terra Industries, Inc.	18,304
100	Terra Nitrogen Co., LP	7,578
400	The Mosaic Co.	24,308
4,900	USEC, Inc. *	28,273
600	Yara International ASA ADR	26,100

		315,978

Real Estate Investment Trusts— 6.6%
190	Avalonbay Communities, Inc.	16,407
300	Boston Properties, Inc.	22,632
1,500	Duke Realty Corp.	18,600
700	Plum Creek Timber Co., Inc.	27,237
303	Vornado Realty Trust	22,937

		107,813

Utilities— 1.2%
100	American Water Works Co., Inc.	2,176
400	Questar Corp.	17,280

		19,456

Total Common Stocks (Cost $1,099,542)		1,192,294

Corporate Bonds—3.0%
Financials— 3.0%
$50,000	Credit Suisse Securities (USA) LLC, 0.00%, 3/26/13 (b)	49,500

Total Corporate Bonds (Cost $50,000)		49,500

Mutual Funds—7.7%
Exchange Traded Funds— 4.6%
200	Oil Service HOLDRs Trust	24,518
600	PowerShares DB Agriculture Fund	14,544
500	PowerShares DB US Dollar Index Bullish Fund	11,900
500	UltraShort 20+ Year Treasury ProShares	24,345

		75,307

Exchange Traded Notes— 0.9%
500	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	14,985

Investment Company— 2.2%
2,500	Central Fund of Canada Ltd., Class A	35,000

Total Mutual Funds (Cost $126,920)		125,292

Option Purchased—0.1%
10	iShare Silver Trust, Call@ 17	1,910
	Expiring January 2011

Total Option Purchased (Cost $1,670)		1,910

Cash Equivalents—17.5%
286,254	Huntington Money Market Fund, Interfund Shares, 0.010% (c)(d)	286,254

Total Cash Equivalents (Cost $286,254)		286,254

Total Investments (Cost $1,564,386) — 101.1%		1,655,250

Liabilities in Excess of Other Assets — (1.1)%		(17,288)

Net Assets — 100.0%		$1,637,962

(a)	All or a portion of the security is held as collateral for options.
(b)	Zero-Coupon Security.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.
(d)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LLC	Limited Liability Co.
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Rotating Markets Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Mutual Funds—91.7%
Exchange Traded Funds— 91.7%
3,000	iShares Cohen & Steers Realty Majors Index Fund	$171,960
2,700	iShares Dow Jones U.S. Basic Materials Sector Index Fund	171,639
8,400	iShares MSCI Canada Index Fund	234,276
6,772	iShares MSCI Emerging Markets Index Fund	285,237
4,600	iShares MSCI Mexico Index Fund	245,502
5,050	iShares MSCI South Korea Index Fund	252,500
2,650	Market Vectors Steel Index Fund	181,128
20,600	Rydex S&P Equal Weight Index Fund	876,942
22,350	S&P Depositary Receipt	2,614,726
4,000	S&P MidCap 400 Depositary Receipts	572,640
2,700	SPDR Dow Jones Industrial Average	293,193
4,200	SPDR KBW Insurance	173,376
3,100	SPDR Metals & Mining	176,111

Total Mutual Funds (Cost $5,837,571)		6,249,230

Cash Equivalents—8.0%
548,893	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	548,893

Total Cash Equivalents (Cost $548,893)		548,893

Total Investments (Cost $6,386,464) — 99.7%		6,798,123

Other Assets in Excess of Liabilities — 0.3%		18,528

Net Assets — 100.0%		$6,816,651

(a)		Investment in affiliate.
(b)		Rate disclosed is the seven day yield as of March 31, 2010.

See Notes to Portfolio of Investments.

Huntington VA Situs Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Shares		Value
Common Stocks—91.8%
Bermuda— 2.1%
Financials— 2.1%
5,250	Arch Capital Group Ltd. *	$400,312

Brazil— 0.2%
Consumer Discretionary— 0.2%
500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	33,615

Cayman Islands— 1.3%
Consumer Discretionary— 0.6%
2,800	Garmin Ltd.	107,744

Consumer Staples— 0.7%
7,100	Fresh Del Monte Produce, Inc. *(a)	143,775

		251,519

Chile— 0.2%
Materials— 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	29,912

Finland— 1.2%
Industrials— 1.2%
2,000	Cargotec Corp., Class B	57,855
4,200	Kone Oyj, Class B	173,566

		231,421

Germany— 0.7%
Consumer Staples— 0.3%
1,500	Douglas Holding AG	69,240

Health Care— 0.4%
1,900	Stada Arzneimittel AG	75,438

		144,678

Hong Kong— 0.3%
Consumer Discretionary— 0.3%
13,000	Television Broadcasts Ltd.	62,957

Ireland— 0.6%
Consumer Staples— 0.6%
3,500	Kerry Group PLC	108,715

Japan— 0.9%
Consumer Discretionary— 0.3%
1,500	Honda Motor Co. Ltd. ADR	52,935

Industrials— 0.2%
3,500	Sato Corp.	49,915

Technology— 0.4%
14,800	Furuno Electric Co. Ltd.	69,986

		172,836

Sweden— 0.2%
Consumer Discretionary— 0.2%
4,800	Haldex AB *	39,236

United Kingdom— 0.5%
Technology— 0.5%
26,003	Halma PLC	99,503

United States— 83.6%
Consumer Discretionary— 4.2%
8,000	Cabela's, Inc., Class A *(a)	139,920
3,000	Ennis, Inc.	48,810
3,000	Jakks Pacific, Inc. *	39,150
1,500	Polo Ralph Lauren Corp. (a)	127,560
8,500	Quanta Services, Inc. *(a)	162,860
2,000	Rent-A-Center, Inc. *	47,300
1,000	ScanSource, Inc. *	28,780
1,000	Speedway Motorsports, Inc.	15,610
5,000	Urban Outfitters, Inc. *	190,150

		800,140

Consumer Staples— 1.7%
8,000	Owens-Illinois, Inc. *	284,320
500	Sanderson Farms, Inc.	26,805
2,000	Sonic Corp. *	22,100

		333,225

Energy— 6.9%
3,000	Alliance Resource Partners LP	125,730
4,000	Atwood Oceanics, Inc. *	138,520
7,000	Carbo Ceramics, Inc.	436,380
7,800	Denbury Resources, Inc. *	131,586
500	Dril-Quip, Inc. *	30,420
1,744	Helix Energy Solutions Group, Inc. *	22,724
1,000	Lufkin Industries, Inc.	79,150
3,000	Oceaneering International, Inc. *(a)	190,470
2,000	Rowan Cos., Inc. *	58,220
2,500	Saint Mary Land & Exploration Co.	87,025
3,000	TETRA Technologies, Inc. *	36,660

		1,336,885

Financials— 10.0%
8,000	BB&T Corp.	259,120
12,000	Cullen/Frost Bankers, Inc.	669,600
15,000	Protective Life Corp.	329,850
20,000	Raymond James Financial, Inc.	534,800
2,000	SCBT Financial Corp.	74,080
1,500	WSFS Financial Corp.	58,500

		1,925,950

Health Care— 14.3%
20,000	Albany Molecular Research *	167,000
650	Bio-Rad Laboratories, Inc., Class A *	67,288
9,000	Cerner Corp. *	765,540
6,000	Edwards LifeSciences Corp. *	593,280
3,000	Kindred Healthcare, Inc. *	54,150
10,000	Kinetic Concepts, Inc. *	478,100
6,000	Lincare Holdings, Inc. *	269,280
7,000	Osiris Therapeutics, Inc. *	51,800
1	PharMerica Corp. *	18
4,000	ViroPharma, Inc. *	54,520
6,000	Watson Pharmaceutical, Inc. *	250,620

		2,751,596

Industrials— 16.4%
3,500	Alliant Techsystems, Inc. *	284,550
15,000	BE Aerospace, Inc. *	456,750
10,000	EnPro Industries, Inc. *	290,800
3,000	Exlservice Holdings, Inc. *	50,040
5,500	Flowserve Corp.	606,485
5,000	Harsco Corp.	159,700
10,000	Jacobs Engineering Group, Inc. *(a)	451,900
3,000	Overseas Shipholding Group, Inc. (a)	117,690
2,600	Precision Castparts Corp.	329,446
2,000	Quaker Chemical Corp.	54,220
1,000	Ryder System, Inc.	38,760
14,000	Trinity Industries, Inc.	279,440
1,000	Watts Water Technologies, Inc., Class A	31,060

		3,150,841

Materials— 12.1%
4,000	Albemarle Corp.	170,520
13,000	Ceradyne, Inc. *	294,970
3,000	Commercial Metals Co.	45,180
1,000	Deckers Outdoor Corp. *	138,000
500	Eagle Materials, Inc.	13,270
3,000	Eastman Chemical Co.	191,040
4,000	RTI International Metals, Inc. *	121,320
11,000	Terra Industries, Inc.	503,360
4,000	Texas Industries, Inc. (a)	136,680
2,400	The Scotts Co.	111,240
20,000	Trimble Navigation Ltd. *	574,400
500	United States Lime & Minerals, Inc. *	19,335
31	Vulcan Materials Co.	1,465

		2,320,780

Real Estate Investment Trusts— 1.4%
3,500	Camden Property Trust	145,705
1,064	CBL & Associates Properties, Inc.	14,577
3,500	Equity One, Inc.	66,115
2,000	Weingarten Realty Investors	43,120

		269,517

Technology— 10.9%
5,000	ACI Worldwide, Inc. *	103,050
1,000	American Superconductor Corp. *	28,900
10,000	Anixter International, Inc. *	468,500
4,000	Black Box Corp.	123,040
3,000	Hutchinson Technology, Inc. *	18,720
6,000	Imation Corp. *	66,060
25,000	Jabil Circuit, Inc.	404,750
1,000	OYO Geospace Corp. *	47,810
18,600	Red Hat, Inc. *	544,422
6,000	Sigma Designs, Inc. *	70,380
10,000	Standard Microsystems Corp. *	232,800

		2,108,432

Telecommunications— 3.3%
20,000	CommScope, Inc. *	560,400
12,300	General Communication, Inc., Class A *	70,971

		631,371

Utilities— 2.4%
1,000	AGL Resources, Inc.	38,650
5,000	Hawaiian Electric Industries, Inc.	112,250
6,000	Portland General Electric Co.	115,860
7,500	UGI Corp.	199,050

		465,810

		16,094,547

Total Common Stocks (Cost $16,878,765)		17,669,251

Mutual Funds—0.8%
Exchange Traded Funds— 0.8%
3,500	iShares FTSE/Xinhua China 25 Index Fund	147,350

Total Mutual Funds (Cost $89,145)		147,350

Cash Equivalents—7.7%
1,483,048	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,483,048

Total Cash Equivalents (Cost $1,483,048)		1,483,048

Total Investments (Cost $18,450,958) — 100.3%		19,299,649

Liabilities in Excess of Other Assets — (0.3)%		(51,995)

Net Assets — 100.0%		$19,247,654

(a)	All or a portion of the security is held as collateral for options.
(b)	Rate disclosed is the seven day yield as of March 31, 2010.
(c)	Investment in affiliate.
*	Non-income producing security.
ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Liability Co.

See Notes to Portfolio of Investments.

Huntington VA Mortgage Securities Fund
Portfolio of Investments
March 31, 2010 (unaudited)

Principal Amount or Shares		Value
Common Stocks—8.7%
Real Estate Investment Trusts— 8.7%
1,553	Acadia Realty Trust	$27,737
800	Alexandria Real Estate Equities, Inc.	54,080
300	American Campus Communities, Inc.	8,298
700	BioMed Realty Trust, Inc.	11,578
500	Boston Properties, Inc.	37,720
1,000	Cogdell Spencer, Inc.	7,400
700	Corporate Office Properties Trust	28,091
100	Developers Diversified Realty Corp.	1,217
1,200	Digital Reality Trust, Inc.	65,040
2,000	Douglas Emmett, Inc.	30,740
2,300	Duke Realty Corp.	28,520
300	DuPont Fabros Technology, Inc.	6,477
800	EastGroup Properties, Inc.	30,192
900	Equity Lifestyle Properties, Inc.	48,492
900	Equity Residential	35,235
600	Essex Property Trust, Inc.	53,970
300	Federal Realty Investment Trust	21,843
700	HCP, Inc.	23,100
800	Home Properties, Inc.	37,440
1,414	Host Hotels & Resorts, Inc.	20,715
700	Kilroy Realty Corp.	21,588
1,000	Kimco Realty Corp.	15,640
1,500	Kite Realty Group Trust	7,095
1,900	LaSalle Hotel Properties	44,270
1,100	Mack-Cali Realty Corp.	38,775
300	National Retail Properties, Inc.	6,849
500	Nationwide Health Properties, Inc.	17,575
100	Post Properties, Inc.	2,202
200	ProLogis Trust	2,640
700	Public Storage, Inc.	64,393
500	Regency Centers Corp.	18,735
774	Simon Property Group, Inc.	64,938
400	SL Green Realty Corp.	22,908
800	Tanger Factory Outlet Centers, Inc.	34,528
513	The Macerich Co.	19,653
816	UDR, Inc.	14,394
1,100	Ventas, Inc.	52,228
716	Vornado Realty Trust	54,201
900	Weingarten Realty Investors	19,404
200	Westfield Group	2,213

Total Common Stocks (Cost $1,078,075)		1,102,114

U.S. Government Mortgage Backed Agencies—54.1%
Federal Home Loan Mortgage Corporation –— 17.0%
$36,465	Pool # M80982, 5.000%, 7/1/12	37,746
33,146	Pool # M81004, 5.000%, 1/1/13	34,311
17,630	Pool # B18052, 4.500%, 3/1/15	18,280
37,194	Pool # J03237, 5.500%, 8/1/16	40,081
21,155	Pool # E96459, 5.000%, 5/1/18	22,599
174,780	Pool # J10396, 4.000%, 7/1/19	181,175
19,601	Pool # G18008, 4.500%, 9/1/19	20,608
10,330	Pool # G18015, 4.500%, 10/1/19	10,861
97,252	Pool # G12286, 5.000%, 7/1/21	103,130
73,110	Pool # G12297, 6.000%, 7/1/21	79,059
88,750	Pool # G12425, 5.500%, 10/1/21	95,307
117,170	Pool # E02402, 6.000%, 10/1/22	126,595
55,364	Pool # C90779, 5.000%, 1/1/24	57,738
17,957	Pool # C90837, 5.500%, 6/1/24	19,108
226,321	Pool # G13629, 4.500%, 8/1/24	235,128
237,367	Pool # J11053, 4.500%, 10/1/24	246,605
45,077	Pool # C91000, 6.000%, 11/1/26	48,454
196,334	Pool # C91175, 5.000%, 5/1/28	204,529
239,760	Pool # C91251, 4.500%, 6/1/29	245,681
49,330	Pool # 1G0865, 4.895%, 7/1/35(a)	51,657
122,760	Pool # A55565, 6.000%, 12/1/36	132,065
149,138	Pool # G03498, 5.500%, 11/1/37	157,684

		2,168,401

Federal National Mortgage Association –— 30.3%
19,340	Pool # 254955, 4.000%, 10/1/10	19,502
14,423	Pool # 255224, 4.000%, 5/1/11	14,702
48,463	Pool # 254717, 4.500%, 4/1/13	49,812
33,325	Pool # 254914, 4.500%, 9/1/13	34,331
169,597	Pool # 786729, 5.500%, 8/1/19	183,107
113,038	Pool #254501, 5.500%, 9/1/22	120,231
223,320	Pool # 889255, 5.000%, 3/1/23	235,910
18,391	Pool # 254908, 5.000%, 9/1/23	19,189
11,142	Pool # 255360, 5.000%, 8/1/24	11,616
203,255	Pool # 935763, 4.000%, 11/1/24	206,595
296,439	Pool # 932438, 4.000%, 1/1/25	301,311
297,383	Pool # AC9607, 4.000%, 1/1/25	302,270
45,739	Pool # 255711, 5.500%, 4/1/25	48,550
45,881	Pool # 357771, 5.000%, 5/1/25	47,776
43,247	Pool # 255745, 5.500%, 5/1/25	46,023
180,778	Pool # 255834, 4.500%, 6/1/25	187,772
43,892	Pool # 255767, 5.500%, 6/1/25	46,590
35,415	Pool # 255808, 5.000%, 7/1/25	36,878
125,441	Pool # 255984, 4.500%, 11/1/25	130,294
44,361	Pool # 256116, 6.000%, 2/1/26	47,435
156,214	Pool # 257238, 5.000%, 6/1/28	162,549
239,910	Pool # MA0115, 4.500%, 7/1/29	243,453
240,858	Pool # AC1219, 4.500%, 8/1/29	246,272
193,713	Pool # MA0171, 4.500%, 9/1/29	198,067
21,107	Pool # 721540, 5.000%, 7/1/33	21,904
110,178	Pool # 746683, 5.500%, 10/1/33	116,945
35,300	Pool # 786457, 5.303%, 7/1/34(a)	37,275
26,838	Pool # 845573, 5.518%, 2/1/36(a)	28,325
168,911	Pool # 745511, 5.000%, 4/1/36	174,546
159,886	Pool # 831487, 5.500%, 4/1/36	168,807
158,613	Pool # 868935, 5.500%, 5/1/36	167,463
112,220	Pool # 903812, 5.500%, 12/1/36	118,482
50,830	Pool # 907484, 6.000%, 1/1/37	54,087

		3,828,069

Government National Mortgage Association –— 6.8%
16,267	Pool # 3590, 5.500%, 8/20/19	17,485
43,747	Pool # 3708, 5.500%, 5/20/20	46,958
55,565	Pool # 3741, 4.500%, 8/20/20	58,280
46,974	Pool # 683937, 6.000%, 2/15/23	50,743
185,168	Pool # 666057, 5.000%, 3/15/23	196,650
11,152	Pool # 3571, 6.500%, 6/20/34	12,190
168,634	Pool # 605653, 5.500%, 8/15/34	179,642
10,034	Pool # 3637, 5.500%, 11/20/34	10,679
38,937	Pool # 3710, 5.000%, 5/20/35	40,598
39,745	Pool # 650348, 5.500%, 11/15/35	42,290
186,054	Pool # 676974, 5.500%, 5/15/38	197,181

		852,696

Total U.S. Government Mortgage Backed Agencies (Cost $6,638,374)		6,849,166

Collateralized Mortgage Obligations—17.3%
Citicorp Mortgage Securities, Inc. —0.7%
92,944	5.500%, 10/25/35	87,778
Federal Home Loan Bank –— 3.2%
143,654	Series 00-0606, Class Y, 5.270%, 12/28/12	153,322
$44,105	Series 6B-2012, Class 1, 5.125%, 4/25/12	46,856
102,504	Series 7I-2012, Class A, 5.000%, 6/15/12	108,990
46,515	Series SK-2015, Class 1, 5.140%, 8/18/15	50,092
31,224	Series Z2-2013, Class A, 4.800%, 2/25/13	33,097

		392,357

Federal Home Loan Mortgage Corporation –— 8.4%
243,076	Series 2541, Class VL, 5.500%, 11/15/20	258,336
158,245	Series 2542, Class DH, 5.500%, 2/15/22	166,308
40,630	Series 2649, Class OL, 4.500%, 4/15/26	40,991
50,000	Series 2672, Class GH, 5.500%, 8/15/31	53,217
64,986	Series 2770, Class TC, 4.000%, 1/15/18	67,398
200,000	Series 2784, Class HJ, 4.000%, 4/15/19	205,485
9,258	Series 3046, Class YA, 5.000%, 2/15/19	9,369
80,853	Series R005, Class AB, 5.500%, 12/15/18	84,586
41,163	Series R007, Class AC, 5.875%, 5/15/16	42,190
145,705	Series R010, Class AB, 5.500%, 12/15/19	152,428

		1,080,308

Federal National Mortgage Association –— 1.3%
53,849	Series 1999-13, Class PH, 6.000%, 4/25/29	58,539
99,503	Series 2002-62, Class VK, 5.500%, 12/25/16	101,518

		160,057

Government National Mortgage Association –— 3.7%
200,000	Series 2005-55, Class PD, 5.000%, 5/20/32	213,385
250,000	Series 2008-87, Class BG, 5.500%, 4/20/36	259,240

		472,625

Total Collateralized Mortgage Obligations (Cost $2,112,233)		2,193,125

U.S. Government Agencies—15.8%
Federal Farm Credit Bank –— 6.0%
250,000	2.125%, 6/18/12	254,396
500,000	4.000%, 3/23/18	501,001

		755,397

Federal Home Loan Bank —1.9%
250,000	4.125%, 12/13/19	246,500
Federal Home Loan Mortgage Corp. —4.0%
500,000	2.400%, 3/25/14	500,487
Federal National Mortgage Association —3.9%
500,000	1.500%, 9/25/12	498,314

Total U.S. Government Agencies (Cost $2,000,771)		2,000,698

Cash Equivalents—3.6%
450,670	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	450,670

Total Cash Equivalents (Cost $450,670)		450,670

Total Investments (Cost $12,280,123) — 99.5%		12,595,773

Other Assets in Excess of Liabilities — 0.5%		62,017

Net Assets — 100.0%		$12,657,790

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2010.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of March 31, 2010.

See Notes to Portfolio of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

As of March 31, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation) *
VA Balanced Fund	$11,390,023	$582,768	$-	$582,768
VA Dividend Capture Fund	31,831,757	3,595,801	(570,831)	3,024,970
VA Growth Fund	14,281,412	2,037,323	(226,523)	1,810,800
VA Income Equity Fund	19,326,567	2,922,339	(589,292)	2,333,047
VA International Equity Fund	17,266,653	1,828,696	(1,024,401)	804,295
VA Macro 100 Fund	6,078,728	629,109	(722,574)	(93,465)
VA Mid Corp America Fund	13,708,647	6,470,615	(471,095)	5,999,520
VA New Economy Fund	11,373,801	1,233,641	(410,502)	823,139
VA Real Strategies Fund	1,565,053	139,627	(49,430)	90,197
VA Rotating Markets Fund	6,386,464	411,659	-	411,659
VA Situs Fund	18,450,049	3,728,257	(2,878,657)	849,600
VA Mortgage Securities Fund	12,281,090	400,520	(85,837)	314,683

* The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, and the return of capital adjustments from real estate investment trusts.

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At March 31, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)

Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuations

The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Financial Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the VA Funds’ investments as of March 31, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs			Total
Fund Name	Securities	Other Financial Investments*	Securities		Other Financial Investments*	Securities	Other Financial Investments*

VA Balanced Fund
Mutual Funds	$ 11,681,446	$ -	$ -		$ -	$ 11,681,446	$ -
Cash Equivalents	291,345	-	-		-	291,345	-
Total	11,972,791	-	-		-	11,972,791	-

VA Dividend Capture Fund
Common Stocks	24,593,839	-	-		-	24,593,839	-
Preferred Stocks	8,789,337	-	387,187	(1)	-	9,176,524	-
Mutual Funds	484,890	-	-		-	484,890	-
Cash Equivalents	601,474	-	-		-	601,474	-
Total	34,469,540	-	387,187		-	34,856,727	-

VA Growth Fund
Common Stocks	13,264,297	-	-		-	13,264,297	-
Cash Equivalents	2,827,873	-	-		-	2,827,873	-
Purchased Options	42	-	-		-	42	-
Written Options	-	36,637	-		-	-	36,637
Total	16,092,212	36,637	-		-	16,092,212	36,637

VA Income Equity Fund
Common Stocks	20,319,273	-	-		-	20,319,273	-
Preferred Stocks	412,787	-	-		-	412,787	-
Cash Equivalents	927,554	-	-		-	927,554	-
Written Options	-	50,860	-		-	-	50,860
Total	21,659,614	50,860	-		-	21,659,614	50,860

VA International Equity Fund
Common Stocks	15,194,309	-	-		-	15,194,309	-
Mutual Funds	929,284	-	-		-	929,284	-
Cash Equivalents	1,947,355	-	-		-	1,947,355	-
Total	18,070,948	-	-		-	18,070,948	-

VA Macro 100 Fund
Common Stocks	5,584,711	-	-		-	5,584,711	-
Cash Equivalents	400,552	-	-		-	400,552	-
Total	5,985,263	-	-		-	5,985,263	-

VA Mid Corp America Fund
Common Stocks	18,801,491	-	-		-	18,801,491	-
Cash Equivalents	906,676	-	-		-	906,676	-
Total	19,708,167	-	-		-	19,708,167	-

VA New Economy Fund
Common Stocks	10,916,478	-	-		-	10,916,478	-
Cash Equivalents	1,280,462	-	-		-	1,280,462	-
Written Options	-	31,490	-		-	-	31,490
Total	12,196,940	31,490	-		-	12,196,940	31,490

VA Real Strategies Fund
Common Stocks	1,192,294	-	-		-	1,192,294	-
Corporate Bonds	-	-	49,500		-	49,500	-
Mutual Funds	125,292	-	-		-	125,292	-
Cash Equivalents	286,254	-	-		-	286,254	-
Purchased Options	1,910	-	-		-	1,910	-
Written Options	-	35,207	-		-	-	35,207
Total	1,605,750	35,207	49,500		-	1,655,250	35,207

VA Rotating Markets Fund
Mutual Funds	6,249,230	-	-		-	6,249,230	-
Cash Equivalents	548,893	-	-		-	548,893	-
Total	6,798,123	-	-		-	6,798,123	-

VA Situs Fund
Common Stocks	17,669,251	-	-		-	17,669,251	-
Mutual Funds	147,350	-	-		-	147,350	-
Cash Equivalents	1,483,048	-	-		-	1,483,048	-
Written Options	-	114,790	-		-	-	114,790
Total	19,299,649	114,790	-		-	19,299,649	114,790

VA Mortgage Securities Fund
Common Stocks	1,102,114	-	-		-	1,102,114	-
U.S. Government Mortgage Backed Agencies	-	-	6,849,166		-	6,849,166	-
Collateralized Mortgage Obligations	-	-	2,193,125		-	2,193,125	-
U.S. Government Agencies	-	-	2,000,698		-	2,000,698	-
Cash Equivalents	450,670	-	-		-	450,670	-
	1,552,784	-	11,042,989		-	12,595,773	-

*  Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.
(1) Consists of Allianz SE, 8.375% listed under Financials.

B. Repurchase Agreements

The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.

C. When-Issued and Delayed Transactions

The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

D. Foreign Currency Translation

The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments

Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts -VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At March 31, 2010, VA International Equity Fund, VA Real Strategies Fund and VA Situs Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts - Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Growth Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		366	$45,847
Options written		329	58,816
Options expired		(34)	(4,720)
Options closed		(354)	(46,350)
Options exercised		(164)	(31,853)
Outstanding at 3/31/2010		143	$21,740

At March 31, 2010, VA Growth Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Agrium, Inc.	Call	April 2010	$70	7	$1,645	$(480)
Allergan, Inc.	Call	April 2010	65	15	2,100	(1,150)
Anadarko Petroleum Corp.	Call	May 2010	75	5	1,225	(720)
Apcahe Corp.	Call	April 2010	110	3	45	290
Apollo Group, Inc.	Call	May 2010	70	5	312	787
Apple, Inc.	Call	April 2010	230	9	7,245	(5,535)
Blackrock, Inc.	Call	April 2010	240	1	23	179
Express Scripts, Inc.	Call	May 2010	95	10	8,550	(6,680)
Halliburton Co.	Call	April 2010	33	14	112	1,680
Netflix, Inc.	Call	April 2010	70	13	5,915	(2,649)
Peabody Energy Corp.	Call	June 2010	50	10	1,650	(90)
POSCO	Call	May 2010	135	3	210	635
Research in Motion Ltd.	Call	June 2010	85	20	3,380	(759)
Salesforce.com	Call	May 2010	75	6	2,220	(1,555)
State Street Corp.	Call	May 2010	50	16	640	1,232
Visa, Inc.	Call	June 2010	95	6	1,365	(82)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(14,897)

The following is a summary of VA Income Equity Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		130	$16,031
Options written		1,080	44,756
Options expired		-	-
Options closed		-	-
Options exercised		(130)	(16,031)
Outstanding at 3/31/2010		1,080	$44,756

At March 31, 2010, VA Income Equity Fund had the following outstanding options.

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
AstraZeneca plc	Call	July 2010	$50	80	$3,200	$720
Eastman Chemical Co.	Call	June 2010	70	40	3,200	(840)
HCP, Inc.	Call	July 2010	35	100	9,250	(5,350)
Intel Corp.	Call	July 2010	24	130	6,630	(3,250)
J. C. Penney Company, Inc.	Call	May 2010	34	65	4,875	(2,282)
MeadWestvaco Corp.	Call	June 2010	27.5	75	4,500	(46)
Microsoft Corp.	Call	July 2010	32	120	4,980	540
Sanofi-Aventis	Call	June 2010	42.5	100	1,000	1,735
Time Warner, Inc.	Call	July 2010	34	100	4,500	211
Total S.A.	Call	May 2010	65	40	800	760
Whirlpool Corp.	Call	June 2010	100	30	2,925	898
XL Capital Ltd.	Call	July 2010	22	200	5,000	800
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$(6,104)

The following is a summary of VA New Economy Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		74	$19,347
Options written		170	51,611
Options expired		-	-
Options closed		(174)	(49,438)
Options exercised		-	-
Outstanding at 3/31/2010		70	$21,520

At March 31, 2010, VA New Economy Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Flowserve Corp.	Call	April 2010	$95	12	$18,360	$(11,556)
Oshkosh Corp.	Call	April 2010	40	30	3,750	410
United Therapeutics Corp.	Call	May 2010	55	28	9,380	1,176
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(9,970)

The following is a summary of VA Real Strategies Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		50	$6,415
Options written		335	57,256
Options expired		(49)	(7,662)
Options closed		(129)	(24,254)
Options exercised		(10)	(970)
Outstanding at 3/31/2010		197	$30,785

At March 31, 2010, VA Real Strategies Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Allegheny Corp.	Put	May 2010	$55	8	$3,280	$(102)
Arch Coal, Inc.	Put	April 2010	25	20	4,700	(860)
Barrick Gold Corp.	Put	April 2010	37	15	645	680
Devon Energy Corp.	Put	April 2010	70	8	4,640	331
Hecla Mining Co.	Put	April 2010	5	50	300	2,152
iShares	Put	January 2011	16	10	1,235	995
Monsanto Co.	Call	April 2010	75	1	52	50
Suncor Energy Inc.	Put	April 2010	32	15	780	1,026
Suntech Power Holdings Co. Ltd.	Put	April 2010	15	20	2,450	(337)
United States Natural Gas Fund	Put	January 2011	10	50	17,125	(8,357)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(4,422)

The following is a summary of VA Situs Fund's written option activity for the period ended March 31, 2010:

Contracts		Number of Contracts	Premium
Outstanding at 12/31/2009		-	$-
Options written		744	226,379
Options expired		(14)	(6,125)
Options closed		-	-
Options exercised		(262)	(84,626)
Outstanding at 3/31/2010		468	$135,628

At March 31, 2010, VA Situs Fund had the following outstanding options:

WRITTEN OPTION CONTRACTS
Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Cabela's, Inc.	Call	June 2010	$15	80	$23,400	$(10,440)
Fresh Del Monte Produce, Inc.	Call	June 2010	25	70	1,050	6,440
Garmin Ltd.	Call	April 2010	33	28	15,540	(8,988)
Jacobs Engineering Group, Inc.	Call	July 2010	40	100	63,000	(23,301)
Oceaneering International, Inc.	Call	April 2010	65	30	2,700	8,310
Overseas Shipholding Group, Inc.	Call	April 2010	40	30	2,700	18,509
Polo Ralph Lauren Corp.	Call	April 2010	85	10	1,700	3,770
Quanta Services, Inc.	Call	May 2010	20	80	4,400	18,558
Texas Industries, Inc.	Call	April 2010	40	40	300	7,980
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$20,838

F. Securities Lending

To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds based on the prior day’s closing price. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments.

As of March 31, 2010, the VA Funds were not participating in a securities lending program.

G. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H. General

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
VA Dividend Capture Fund	$850,721	$1,944,827	$(2,194,074)	$601,474	$13
VA Growth Fund	1,818,207	1,965,977	(956,311)	2,827,873	66
VA Income Equity Fund	354,364	1,622,090	(1,048,900)	927,554	12
VA International Equity Fund	896,597	2,861,985	(1,811,227)	1,947,355	39
VA Macro 100 Fund	261,103	342,313	(202,864)	400,552	8
VA Mid Corp America Fund	866,180	1,055,639	(1,015,143)	906,676	19
VA New Economy Fund	1,261,950	3,248,408	(3,229,896)	1,280,462	27
VA Real Strategies Fund	229,580	286,539	(229,865)	286,254	7
VA Rotating Markets Fund	389,619	1,037,959	(878,685)	548,893	13
VA Situs Fund	1,709,035	1,930,683	(2,156,670)	1,483,048	29
VA Mortgage Securities Fund	551,476	2,446,191	(2,546,997)	450,670	22

Additionally, VA Balanced Fund invests in other funds within the Trust.  A summary of the VA Balanced Fund's investments in these affiliated funds is set forth below:

VA Balanced Fund	12/31/09 Market Value	Purchases	Sales	3/31/10 Market Value	Income
Huntington Money Market Fund	$47,374	$2,309,827	$(2,065,856)	$291,345	$7
Huntington Fixed Income Securities Fund	2,115,777	1,811,645	(171,146)	3,764,286	25,983
VA Dividend Capture Fund	267,237	187,445	(2,625)	475,618	-
VA Growth Fund	1,200,674	921,610	(24,239)	2,144,127	-
VA Income Equity Fund	798,198	587,804	(12,492)	1,429,669	-
VA International Equity Fund	668,221	534,100	(20,503)	1,191,929	-
VA Macro 100 Fund	332,562	241,667	(4,728)	594,287	-
VA Mid Corp America Fund	265,754	186,416	(6,320)	475,607	-
VA New Economy Fund	299,676	225,160	(18,210)	533,559	-
VA Situs Fund	165,752	117,427	(6,834)	297,034	-
VA Mortgage Securities Fund	436,045	343,172	(14,662)	775,330	-

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)               * /s/ R. Jeffrey Young
             R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer
Date:         05/25/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             */s/ R. Jeffrey Young
          R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer
Date:         05/25/2010

By (Signature and Title)            */s/ Joel B. Engle
        Joel B. Engle, Treasurer and Principal Financial Officer
Date:         05/25/2010

* Print the name and title of each signing officer under his or her signature.